UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2841

Fidelity Capital Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2013

Item 1. Reports to Stockholders

Fidelity®

Capital Appreciation

Fund

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Capital Appreciation	.82%
Actual		$ 1,000.00	$ 1,161.70	$ 4.40
HypotheticalA		$ 1,000.00	$ 1,020.73	$ 4.11
Class K	.69%
Actual		$ 1,000.00	$ 1,162.40	$ 3.70
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.46

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Amgen, Inc.	5.0	3.6
Biogen Idec, Inc.	3.5	2.7
Gilead Sciences, Inc.	3.3	1.2
eBay, Inc.	3.0	2.7
United Continental Holdings, Inc.	2.8	3.9
Lorillard, Inc.	2.8	2.2
Comcast Corp. Class A (special) (non-vtg.)	2.8	1.9
DSW, Inc. Class A	2.5	2.6
TJX Companies, Inc.	2.5	2.9
Monsanto Co.	2.2	1.1
	30.4
Top Five Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	37.1	27.5
Health Care	19.6	10.7
Industrials	9.5	11.8
Financials	7.6	7.3
Information Technology	6.1	11.0
Asset Allocation (% of fund's net assets)
As of April 30, 2013 *		As of October 31, 2012 **
	Stocks 88.8%		Stocks 84.5%
	Short-Term Investments and Net Other Assets (Liabilities) 11.2%		Short-Term Investments and Net Other Assets (Liabilities) 15.5%
* Foreign investments	6.7%	** Foreign investments	7.8%

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 37.1%
Auto Components - 0.1%
Dana Holding Corp.	295,745	$ 5,102
Automobiles - 2.3%
Ford Motor Co.	1,794,092	24,597
Harley-Davidson, Inc.	2,546,263	139,153
		163,750
Diversified Consumer Services - 0.7%
H&R Block, Inc.	1,969,593	54,637
Hotels, Restaurants & Leisure - 4.6%
Brinker International, Inc.	2,030,145	78,973
Fiesta Restaurant Group, Inc. (a)	366,180	9,982
Paddy Power PLC (Ireland)	1,359,658	114,509
Penn National Gaming, Inc. (a)	490,254	28,704
Whitbread PLC	888,981	35,282
Wyndham Worldwide Corp.	1,076,083	64,651
		332,101
Household Durables - 2.1%
M.D.C. Holdings, Inc.	1,349,218	50,731
PulteGroup, Inc. (a)	3,755,551	78,829
Ryland Group, Inc.	473,242	21,324
		150,884
Internet & Catalog Retail - 0.5%
HSN, Inc.	652,588	34,313
Leisure Equipment & Products - 1.0%
Brunswick Corp.	402,294	12,737
Polaris Industries, Inc.	658,128	56,724
		69,461
Media - 10.6%
Cablevision Systems Corp. - NY Group Class A	1,125,413	16,724
CBS Corp. Class B	987,051	45,187
Comcast Corp. Class A (special) (non-vtg.)	5,081,293	199,644
DIRECTV (a)	1,284,772	72,667
Discovery Communications, Inc. Class C (non-vtg.) (a)	887,600	62,922
Gannett Co., Inc.	3,887,294	78,368
Interpublic Group of Companies, Inc.	4,343,546	60,115
Lions Gate Entertainment Corp. (a)(d)	1,879,987	46,642
News Corp. Class B	1,659,043	51,629
Omnicom Group, Inc.	726,462	43,421
Time Warner, Inc.	1,479,016	88,416
		765,735
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 9.7%
Bed Bath & Beyond, Inc. (a)	819,034	$ 56,350
Best Buy Co., Inc.	1,721,762	44,749
DSW, Inc. Class A (e)	2,784,474	184,109
Gap, Inc.	1,676,487	63,690
Home Depot, Inc.	2,125,341	155,894
Lowe's Companies, Inc.	453,524	17,424
TJX Companies, Inc.	3,757,611	183,259
		705,475
Textiles, Apparel & Luxury Goods - 5.5%
Coach, Inc.	1,084,463	63,831
Deckers Outdoor Corp. (a)(d)	433,712	23,906
lululemon athletica, Inc. (a)	789,194	60,081
Michael Kors Holdings Ltd. (a)	887,667	50,544
Oxford Industries, Inc. (e)	1,007,223	59,557
PVH Corp.	1,223,979	141,259
		399,178
TOTAL CONSUMER DISCRETIONARY		2,680,636
CONSUMER STAPLES - 3.8%
Food & Staples Retailing - 0.1%
Fresh Market, Inc. (a)	138,000	5,648
Food Products - 0.4%
Bunge Ltd.	406,597	29,360
Tobacco - 3.3%
Lorillard, Inc.	4,742,111	203,389
Reynolds American, Inc.	770,366	36,531
		239,920
TOTAL CONSUMER STAPLES		274,928
ENERGY - 1.0%
Energy Equipment & Services - 0.6%
Ensco PLC Class A	443,623	25,588
National Oilwell Varco, Inc.	295,778	19,291
		44,879
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 0.4%
Alpha Natural Resources, Inc. (a)	3,556,921	$ 26,392
TOTAL ENERGY		71,271
FINANCIALS - 7.6%
Capital Markets - 4.0%
Affiliated Managers Group, Inc. (a)	229,919	35,794
AllianceBernstein Holding LP	1,088,780	25,793
Ameriprise Financial, Inc.	1,084,378	80,819
BlackRock, Inc. Class A	49,300	13,138
Deutsche Bank AG	661,200	30,437
The Blackstone Group LP	2,269,985	46,648
UBS AG	3,260,264	58,158
		290,787
Commercial Banks - 0.4%
BNP Paribas SA	543,400	30,278
Diversified Financial Services - 2.5%
Bank of America Corp.	1,187,466	14,618
Citigroup, Inc.	1,190,738	55,560
McGraw-Hill Companies, Inc.	677,048	36,635
Moody's Corp.	1,184,289	72,064
		178,877
Real Estate Management & Development - 0.7%
CBRE Group, Inc. (a)	2,087,803	50,567
TOTAL FINANCIALS		550,509
HEALTH CARE - 19.6%
Biotechnology - 16.2%
Alexion Pharmaceuticals, Inc. (a)	348,018	34,106
Amgen, Inc.	3,445,875	359,095
ARIAD Pharmaceuticals, Inc. (a)	1,694,370	30,278
Biogen Idec, Inc. (a)	1,165,377	255,136
Celgene Corp. (a)	591,980	69,895
Gilead Sciences, Inc. (a)	4,764,729	241,286
Onyx Pharmaceuticals, Inc. (a)	1,051,264	99,660
Regeneron Pharmaceuticals, Inc. (a)	385,541	82,945
		1,172,401
Health Care Equipment & Supplies - 0.5%
Boston Scientific Corp. (a)	4,436,209	33,227
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 0.3%
Brookdale Senior Living, Inc. (a)	889,702	$ 22,945
Pharmaceuticals - 2.6%
AbbVie, Inc.	1,370,005	63,089
Pfizer, Inc.	4,436,299	128,963
		192,052
TOTAL HEALTH CARE		1,420,625
INDUSTRIALS - 9.5%
Aerospace & Defense - 1.0%
Textron, Inc.	2,737,553	70,492
Airlines - 4.1%
AMR Corp. (a)	2,546,300	10,771
United Continental Holdings, Inc. (a)	6,374,415	205,894
US Airways Group, Inc. (a)	4,747,571	80,234
		296,899
Industrial Conglomerates - 2.8%
3M Co.	837,942	87,741
General Electric Co.	5,037,454	112,285
		200,026
Professional Services - 1.4%
Manpower, Inc.	517,829	27,528
Towers Watson & Co.	310,607	22,649
Verisk Analytics, Inc. (a)	810,310	49,664
		99,841
Road & Rail - 0.2%
Union Pacific Corp.	118,747	17,570
TOTAL INDUSTRIALS		684,828
INFORMATION TECHNOLOGY - 6.1%
Internet Software & Services - 3.0%
eBay, Inc. (a)	4,101,505	214,878
IT Services - 2.7%
Cap Gemini SA (d)	740,400	34,054
Computer Sciences Corp.	987,194	46,250
FleetCor Technologies, Inc. (a)	277,610	21,348
Visa, Inc. Class A	534,166	89,986
		191,638
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 0.4%
Intuit, Inc.	476,249	$ 28,403
SS&C Technologies Holdings, Inc. (a)	98,600	3,026
		31,429
TOTAL INFORMATION TECHNOLOGY		437,945
MATERIALS - 3.1%
Chemicals - 3.1%
Monsanto Co.	1,519,194	162,280
Syngenta AG (Switzerland)	143,254	61,244
		223,524
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC sponsored ADR	492,919	15,078
UTILITIES - 0.8%
Multi-Utilities - 0.8%
Sempra Energy	697,700	57,804
TOTAL COMMON STOCKS (Cost $4,949,503)		6,417,148
Money Market Funds - 12.6%

Fidelity Cash Central Fund, 0.13% (b)	842,476,975	842,477
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	66,022,550	66,023
TOTAL MONEY MARKET FUNDS (Cost $908,500)		908,500
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $5,858,003)		7,325,648
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(97,953)
NET ASSETS - 100%		$ 7,227,695
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 545
Fidelity Securities Lending Cash Central Fund	142
Total	$ 687
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
DSW, Inc. Class A	$ 157,108	$ 19,329	$ 1,962	$ 921	$ 184,109
Oxford Industries, Inc.	44,569	9,603	-	328	59,557
Total	$ 201,677	$ 28,932	$ 1,962	$ 1,249	$ 243,666
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,680,636	$ 2,680,636	$ -	$ -
Consumer Staples	274,928	274,928	-	-
Energy	71,271	71,271	-	-
Financials	550,509	461,914	88,595	-
Health Care	1,420,625	1,420,625	-	-
Industrials	684,828	684,828	-	-
Information Technology	437,945	437,945	-	-
Materials	223,524	162,280	61,244	-
Telecommunication Services	15,078	15,078	-	-
Utilities	57,804	57,804	-	-
Money Market Funds	908,500	908,500	-	-
Total Investments in Securities:	$ 7,325,648	$ 7,175,809	$ 149,839	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $64,011) - See accompanying schedule: Unaffiliated issuers (cost $4,802,213)	$ 6,173,482
Fidelity Central Funds (cost $908,500)	908,500
Other affiliated issuers (cost $147,290)	243,666
Total Investments (cost $5,858,003)		$ 7,325,648
Foreign currency held at value (cost $951)		951
Receivable for investments sold		119,449
Receivable for fund shares sold		6,657
Dividends receivable		3,518
Distributions receivable from Fidelity Central Funds		96
Prepaid expenses		6
Receivable from investment adviser for expense reductions		10
Other receivables		555
Total assets		7,456,890

Liabilities
Payable for investments purchased	$ 128,702
Payable for fund shares redeemed	29,930
Accrued management fee	3,378
Other affiliated payables	990
Other payables and accrued expenses	172
Collateral on securities loaned, at value	66,023
Total liabilities		229,195

Net Assets		$ 7,227,695
Net Assets consist of:
Paid in capital		$ 5,533,719
Undistributed net investment income		9,716
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		216,564
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,467,696
Net Assets		$ 7,227,695

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2013 (Unaudited)

Capital Appreciation: Net Asset Value, offering price and redemption price per share ($5,412,974 ÷ 163,668 shares)	$ 33.07

Class K: Net Asset Value, offering price and redemption price per share ($1,814,721 ÷ 54,793 shares)	$ 33.12

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends (including $1,249 earned from other affiliated issuers)		$ 46,560
Income from Fidelity Central Funds		687
Total income		47,247

Expenses
Management fee Basic fee	$ 18,376
Performance adjustment	1,805
Transfer agent fees	5,109
Accounting and security lending fees	579
Custodian fees and expenses	91
Independent trustees' compensation	21
Registration fees	113
Audit	35
Legal	13
Miscellaneous	29
Total expenses before reductions	26,171
Expense reductions	(1,590)	24,581
Net investment income (loss)		22,666
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	227,794
Other affiliated issuers	(16)
Foreign currency transactions	(224)
Total net realized gain (loss)		227,554
Change in net unrealized appreciation (depreciation) on: Investment securities	746,271
Assets and liabilities in foreign currencies	51
Total change in net unrealized appreciation (depreciation)		746,322
Net gain (loss)		973,876
Net increase (decrease) in net assets resulting from operations		$ 996,542

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,666	$ 31,461
Net realized gain (loss)	227,554	261,401
Change in net unrealized appreciation (depreciation)	746,322	450,255
Net increase (decrease) in net assets resulting from operations	996,542	743,117
Distributions to shareholders from net investment income	(37,048)	(10,087)
Distributions to shareholders from net realized gain	(122,911)	-
Total distributions	(159,959)	(10,087)
Share transactions - net increase (decrease)	275,541	207,380
Total increase (decrease) in net assets	1,112,124	940,410

Net Assets
Beginning of period	6,115,571	5,175,161
End of period (including undistributed net investment income of $9,716 and undistributed net investment income of $24,098, respectively)	$ 7,227,695	$ 6,115,571

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Appreciation

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 29.21	$ 25.51	$ 24.03	$ 18.71	$ 16.68	$ 32.13
Income from Investment Operations
Net investment income (loss) D	.10	.15	.06	.04	.04	.16
Net realized and unrealized gain (loss)	4.52	3.59	1.44	5.30	2.17	(13.27)
Total from investment operations	4.62	3.74	1.50	5.34	2.21	(13.11)
Distributions from net investment income	(.17)	(.04)	(.02)	(.02)	(.18)	(.12)
Distributions from net realized gain	(.59)	-	-	-	-	(2.22)
Total distributions	(.76)	(.04)	(.02)	(.02)	(.18)	(2.34)
Net asset value, end of period	$ 33.07	$ 29.21	$ 25.51	$ 24.03	$ 18.71	$ 16.68
Total Return B, C	16.17%	14.70%	6.24%	28.57%	13.54%	(43.80)%
Ratios to Average Net Assets E, G
Expenses before reductions	.83% A	.96%	.91%	.88%	.79%	.82%
Expenses net of fee waivers, if any	.82% A	.96%	.91%	.88%	.79%	.82%
Expenses net of all reductions	.78% A	.95%	.90%	.86%	.78%	.82%
Net investment income (loss)	.65% A	.53%	.25%	.16%	.25%	.67%
Supplemental Data
Net assets, end of period (in millions)	$ 5,413	$ 4,678	$ 4,319	$ 4,672	$ 4,627	$ 4,794
Portfolio turnover rate F	151% A	169%	182%	186%	243%	157%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 29.28	$ 25.57	$ 24.09	$ 18.73	$ 16.69	$ 25.11
Income from Investment Operations
Net investment income (loss) D	.12	.19	.10	.08	.08	.03
Net realized and unrealized gain (loss)	4.52	3.61	1.44	5.31	2.18	(8.45)
Total from investment operations	4.64	3.80	1.54	5.39	2.26	(8.42)
Distributions from net investment income	(.21)	(.09)	(.06)	(.03)	(.22)	-
Distributions from net realized gain	(.59)	-	-	-	-	-
Total distributions	(.80)	(.09)	(.06)	(.03)	(.22)	-
Net asset value, end of period	$ 33.12	$ 29.28	$ 25.57	$ 24.09	$ 18.73	$ 16.69
Total Return B, C	16.24%	14.92%	6.41%	28.80%	13.85%	(33.53)%
Ratios to Average Net Assets E, H
Expenses before reductions	.69% A	.81%	.75%	.70%	.55%	.66% A
Expenses net of fee waivers, if any	.69% A	.81%	.75%	.70%	.55%	.66% A
Expenses net of all reductions	.64% A	.80%	.74%	.68%	.54%	.65% A
Net investment income (loss)	.79% A	.68%	.41%	.34%	.49%	.41% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,815	$ 1,438	$ 856	$ 712	$ 283	$ 93
Portfolio turnover rate F	151% A	169%	182%	186%	243%	157%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Capital Appreciation Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Capital Appreciation and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,486,888
Gross unrealized depreciation	(21,537)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,465,351

Tax cost	$ 5,860,297

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,765,712 and $4,487,952, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Capital Appreciation as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .61% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Capital Appreciation. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Capital Appreciation	$ 4,707.19
Class K	402.05
	$ 5,109

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates. - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $231 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $142, including two hundred and sixty-eight dollars from securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,580 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $10.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Capital Appreciation	$ 26,504	$ 7,160
Class K	10,544	2,927
Total	$ 37,048	$ 10,087
From net realized gain
Capital Appreciation	$ 93,377	$ -
Class K	29,534	-
Total	$ 122,911	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Capital Appreciation
Shares sold	21,326	33,131	$ 651,423	$ 930,591
Reinvestment of distributions	3,961	278	114,756	6,866
Shares redeemed	(21,752)	(42,560)	(660,592)	(1,163,912)
Net increase (decrease)	3,535	(9,151)	$ 105,587	$ (226,455)
Class K
Shares sold	10,577	25,274	$ 324,169	$ 701,363
Reinvestment of distributions	1,382	118	40,079	2,927
Shares redeemed	(6,274)	(9,763)	(194,294)	(270,455)
Net increase (decrease)	5,685	15,629	$ 169,954	$ 433,835

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

CAF-USAN-0613
1.784911.110

Fidelity®

Capital Appreciation

Fund -
Class K

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Capital Appreciation	.82%
Actual		$ 1,000.00	$ 1,161.70	$ 4.40
HypotheticalA		$ 1,000.00	$ 1,020.73	$ 4.11
Class K	.69%
Actual		$ 1,000.00	$ 1,162.40	$ 3.70
HypotheticalA		$ 1,000.00	$ 1,021.37	$ 3.46

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Amgen, Inc.	5.0	3.6
Biogen Idec, Inc.	3.5	2.7
Gilead Sciences, Inc.	3.3	1.2
eBay, Inc.	3.0	2.7
United Continental Holdings, Inc.	2.8	3.9
Lorillard, Inc.	2.8	2.2
Comcast Corp. Class A (special) (non-vtg.)	2.8	1.9
DSW, Inc. Class A	2.5	2.6
TJX Companies, Inc.	2.5	2.9
Monsanto Co.	2.2	1.1
	30.4
Top Five Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Consumer Discretionary	37.1	27.5
Health Care	19.6	10.7
Industrials	9.5	11.8
Financials	7.6	7.3
Information Technology	6.1	11.0
Asset Allocation (% of fund's net assets)
As of April 30, 2013 *		As of October 31, 2012 **
	Stocks 88.8%		Stocks 84.5%
	Short-Term Investments and Net Other Assets (Liabilities) 11.2%		Short-Term Investments and Net Other Assets (Liabilities) 15.5%
* Foreign investments	6.7%	** Foreign investments	7.8%

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 88.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 37.1%
Auto Components - 0.1%
Dana Holding Corp.	295,745	$ 5,102
Automobiles - 2.3%
Ford Motor Co.	1,794,092	24,597
Harley-Davidson, Inc.	2,546,263	139,153
		163,750
Diversified Consumer Services - 0.7%
H&R Block, Inc.	1,969,593	54,637
Hotels, Restaurants & Leisure - 4.6%
Brinker International, Inc.	2,030,145	78,973
Fiesta Restaurant Group, Inc. (a)	366,180	9,982
Paddy Power PLC (Ireland)	1,359,658	114,509
Penn National Gaming, Inc. (a)	490,254	28,704
Whitbread PLC	888,981	35,282
Wyndham Worldwide Corp.	1,076,083	64,651
		332,101
Household Durables - 2.1%
M.D.C. Holdings, Inc.	1,349,218	50,731
PulteGroup, Inc. (a)	3,755,551	78,829
Ryland Group, Inc.	473,242	21,324
		150,884
Internet & Catalog Retail - 0.5%
HSN, Inc.	652,588	34,313
Leisure Equipment & Products - 1.0%
Brunswick Corp.	402,294	12,737
Polaris Industries, Inc.	658,128	56,724
		69,461
Media - 10.6%
Cablevision Systems Corp. - NY Group Class A	1,125,413	16,724
CBS Corp. Class B	987,051	45,187
Comcast Corp. Class A (special) (non-vtg.)	5,081,293	199,644
DIRECTV (a)	1,284,772	72,667
Discovery Communications, Inc. Class C (non-vtg.) (a)	887,600	62,922
Gannett Co., Inc.	3,887,294	78,368
Interpublic Group of Companies, Inc.	4,343,546	60,115
Lions Gate Entertainment Corp. (a)(d)	1,879,987	46,642
News Corp. Class B	1,659,043	51,629
Omnicom Group, Inc.	726,462	43,421
Time Warner, Inc.	1,479,016	88,416
		765,735
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - 9.7%
Bed Bath & Beyond, Inc. (a)	819,034	$ 56,350
Best Buy Co., Inc.	1,721,762	44,749
DSW, Inc. Class A (e)	2,784,474	184,109
Gap, Inc.	1,676,487	63,690
Home Depot, Inc.	2,125,341	155,894
Lowe's Companies, Inc.	453,524	17,424
TJX Companies, Inc.	3,757,611	183,259
		705,475
Textiles, Apparel & Luxury Goods - 5.5%
Coach, Inc.	1,084,463	63,831
Deckers Outdoor Corp. (a)(d)	433,712	23,906
lululemon athletica, Inc. (a)	789,194	60,081
Michael Kors Holdings Ltd. (a)	887,667	50,544
Oxford Industries, Inc. (e)	1,007,223	59,557
PVH Corp.	1,223,979	141,259
		399,178
TOTAL CONSUMER DISCRETIONARY		2,680,636
CONSUMER STAPLES - 3.8%
Food & Staples Retailing - 0.1%
Fresh Market, Inc. (a)	138,000	5,648
Food Products - 0.4%
Bunge Ltd.	406,597	29,360
Tobacco - 3.3%
Lorillard, Inc.	4,742,111	203,389
Reynolds American, Inc.	770,366	36,531
		239,920
TOTAL CONSUMER STAPLES		274,928
ENERGY - 1.0%
Energy Equipment & Services - 0.6%
Ensco PLC Class A	443,623	25,588
National Oilwell Varco, Inc.	295,778	19,291
		44,879
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - 0.4%
Alpha Natural Resources, Inc. (a)	3,556,921	$ 26,392
TOTAL ENERGY		71,271
FINANCIALS - 7.6%
Capital Markets - 4.0%
Affiliated Managers Group, Inc. (a)	229,919	35,794
AllianceBernstein Holding LP	1,088,780	25,793
Ameriprise Financial, Inc.	1,084,378	80,819
BlackRock, Inc. Class A	49,300	13,138
Deutsche Bank AG	661,200	30,437
The Blackstone Group LP	2,269,985	46,648
UBS AG	3,260,264	58,158
		290,787
Commercial Banks - 0.4%
BNP Paribas SA	543,400	30,278
Diversified Financial Services - 2.5%
Bank of America Corp.	1,187,466	14,618
Citigroup, Inc.	1,190,738	55,560
McGraw-Hill Companies, Inc.	677,048	36,635
Moody's Corp.	1,184,289	72,064
		178,877
Real Estate Management & Development - 0.7%
CBRE Group, Inc. (a)	2,087,803	50,567
TOTAL FINANCIALS		550,509
HEALTH CARE - 19.6%
Biotechnology - 16.2%
Alexion Pharmaceuticals, Inc. (a)	348,018	34,106
Amgen, Inc.	3,445,875	359,095
ARIAD Pharmaceuticals, Inc. (a)	1,694,370	30,278
Biogen Idec, Inc. (a)	1,165,377	255,136
Celgene Corp. (a)	591,980	69,895
Gilead Sciences, Inc. (a)	4,764,729	241,286
Onyx Pharmaceuticals, Inc. (a)	1,051,264	99,660
Regeneron Pharmaceuticals, Inc. (a)	385,541	82,945
		1,172,401
Health Care Equipment & Supplies - 0.5%
Boston Scientific Corp. (a)	4,436,209	33,227
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - 0.3%
Brookdale Senior Living, Inc. (a)	889,702	$ 22,945
Pharmaceuticals - 2.6%
AbbVie, Inc.	1,370,005	63,089
Pfizer, Inc.	4,436,299	128,963
		192,052
TOTAL HEALTH CARE		1,420,625
INDUSTRIALS - 9.5%
Aerospace & Defense - 1.0%
Textron, Inc.	2,737,553	70,492
Airlines - 4.1%
AMR Corp. (a)	2,546,300	10,771
United Continental Holdings, Inc. (a)	6,374,415	205,894
US Airways Group, Inc. (a)	4,747,571	80,234
		296,899
Industrial Conglomerates - 2.8%
3M Co.	837,942	87,741
General Electric Co.	5,037,454	112,285
		200,026
Professional Services - 1.4%
Manpower, Inc.	517,829	27,528
Towers Watson & Co.	310,607	22,649
Verisk Analytics, Inc. (a)	810,310	49,664
		99,841
Road & Rail - 0.2%
Union Pacific Corp.	118,747	17,570
TOTAL INDUSTRIALS		684,828
INFORMATION TECHNOLOGY - 6.1%
Internet Software & Services - 3.0%
eBay, Inc. (a)	4,101,505	214,878
IT Services - 2.7%
Cap Gemini SA (d)	740,400	34,054
Computer Sciences Corp.	987,194	46,250
FleetCor Technologies, Inc. (a)	277,610	21,348
Visa, Inc. Class A	534,166	89,986
		191,638
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 0.4%
Intuit, Inc.	476,249	$ 28,403
SS&C Technologies Holdings, Inc. (a)	98,600	3,026
		31,429
TOTAL INFORMATION TECHNOLOGY		437,945
MATERIALS - 3.1%
Chemicals - 3.1%
Monsanto Co.	1,519,194	162,280
Syngenta AG (Switzerland)	143,254	61,244
		223,524
TELECOMMUNICATION SERVICES - 0.2%
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC sponsored ADR	492,919	15,078
UTILITIES - 0.8%
Multi-Utilities - 0.8%
Sempra Energy	697,700	57,804
TOTAL COMMON STOCKS (Cost $4,949,503)		6,417,148
Money Market Funds - 12.6%

Fidelity Cash Central Fund, 0.13% (b)	842,476,975	842,477
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	66,022,550	66,023
TOTAL MONEY MARKET FUNDS (Cost $908,500)		908,500
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $5,858,003)		7,325,648
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(97,953)
NET ASSETS - 100%		$ 7,227,695
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 545
Fidelity Securities Lending Cash Central Fund	142
Total	$ 687
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
DSW, Inc. Class A	$ 157,108	$ 19,329	$ 1,962	$ 921	$ 184,109
Oxford Industries, Inc.	44,569	9,603	-	328	59,557
Total	$ 201,677	$ 28,932	$ 1,962	$ 1,249	$ 243,666
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 2,680,636	$ 2,680,636	$ -	$ -
Consumer Staples	274,928	274,928	-	-
Energy	71,271	71,271	-	-
Financials	550,509	461,914	88,595	-
Health Care	1,420,625	1,420,625	-	-
Industrials	684,828	684,828	-	-
Information Technology	437,945	437,945	-	-
Materials	223,524	162,280	61,244	-
Telecommunication Services	15,078	15,078	-	-
Utilities	57,804	57,804	-	-
Money Market Funds	908,500	908,500	-	-
Total Investments in Securities:	$ 7,325,648	$ 7,175,809	$ 149,839	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $64,011) - See accompanying schedule: Unaffiliated issuers (cost $4,802,213)	$ 6,173,482
Fidelity Central Funds (cost $908,500)	908,500
Other affiliated issuers (cost $147,290)	243,666
Total Investments (cost $5,858,003)		$ 7,325,648
Foreign currency held at value (cost $951)		951
Receivable for investments sold		119,449
Receivable for fund shares sold		6,657
Dividends receivable		3,518
Distributions receivable from Fidelity Central Funds		96
Prepaid expenses		6
Receivable from investment adviser for expense reductions		10
Other receivables		555
Total assets		7,456,890

Liabilities
Payable for investments purchased	$ 128,702
Payable for fund shares redeemed	29,930
Accrued management fee	3,378
Other affiliated payables	990
Other payables and accrued expenses	172
Collateral on securities loaned, at value	66,023
Total liabilities		229,195

Net Assets		$ 7,227,695
Net Assets consist of:
Paid in capital		$ 5,533,719
Undistributed net investment income		9,716
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		216,564
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		1,467,696
Net Assets		$ 7,227,695

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2013 (Unaudited)

Capital Appreciation: Net Asset Value, offering price and redemption price per share ($5,412,974 ÷ 163,668 shares)	$ 33.07

Class K: Net Asset Value, offering price and redemption price per share ($1,814,721 ÷ 54,793 shares)	$ 33.12

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends (including $1,249 earned from other affiliated issuers)		$ 46,560
Income from Fidelity Central Funds		687
Total income		47,247

Expenses
Management fee Basic fee	$ 18,376
Performance adjustment	1,805
Transfer agent fees	5,109
Accounting and security lending fees	579
Custodian fees and expenses	91
Independent trustees' compensation	21
Registration fees	113
Audit	35
Legal	13
Miscellaneous	29
Total expenses before reductions	26,171
Expense reductions	(1,590)	24,581
Net investment income (loss)		22,666
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	227,794
Other affiliated issuers	(16)
Foreign currency transactions	(224)
Total net realized gain (loss)		227,554
Change in net unrealized appreciation (depreciation) on: Investment securities	746,271
Assets and liabilities in foreign currencies	51
Total change in net unrealized appreciation (depreciation)		746,322
Net gain (loss)		973,876
Net increase (decrease) in net assets resulting from operations		$ 996,542

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 22,666	$ 31,461
Net realized gain (loss)	227,554	261,401
Change in net unrealized appreciation (depreciation)	746,322	450,255
Net increase (decrease) in net assets resulting from operations	996,542	743,117
Distributions to shareholders from net investment income	(37,048)	(10,087)
Distributions to shareholders from net realized gain	(122,911)	-
Total distributions	(159,959)	(10,087)
Share transactions - net increase (decrease)	275,541	207,380
Total increase (decrease) in net assets	1,112,124	940,410

Net Assets
Beginning of period	6,115,571	5,175,161
End of period (including undistributed net investment income of $9,716 and undistributed net investment income of $24,098, respectively)	$ 7,227,695	$ 6,115,571

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Capital Appreciation

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 29.21	$ 25.51	$ 24.03	$ 18.71	$ 16.68	$ 32.13
Income from Investment Operations
Net investment income (loss) D	.10	.15	.06	.04	.04	.16
Net realized and unrealized gain (loss)	4.52	3.59	1.44	5.30	2.17	(13.27)
Total from investment operations	4.62	3.74	1.50	5.34	2.21	(13.11)
Distributions from net investment income	(.17)	(.04)	(.02)	(.02)	(.18)	(.12)
Distributions from net realized gain	(.59)	-	-	-	-	(2.22)
Total distributions	(.76)	(.04)	(.02)	(.02)	(.18)	(2.34)
Net asset value, end of period	$ 33.07	$ 29.21	$ 25.51	$ 24.03	$ 18.71	$ 16.68
Total Return B, C	16.17%	14.70%	6.24%	28.57%	13.54%	(43.80)%
Ratios to Average Net Assets E, G
Expenses before reductions	.83% A	.96%	.91%	.88%	.79%	.82%
Expenses net of fee waivers, if any	.82% A	.96%	.91%	.88%	.79%	.82%
Expenses net of all reductions	.78% A	.95%	.90%	.86%	.78%	.82%
Net investment income (loss)	.65% A	.53%	.25%	.16%	.25%	.67%
Supplemental Data
Net assets, end of period (in millions)	$ 5,413	$ 4,678	$ 4,319	$ 4,672	$ 4,627	$ 4,794
Portfolio turnover rate F	151% A	169%	182%	186%	243%	157%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 29.28	$ 25.57	$ 24.09	$ 18.73	$ 16.69	$ 25.11
Income from Investment Operations
Net investment income (loss) D	.12	.19	.10	.08	.08	.03
Net realized and unrealized gain (loss)	4.52	3.61	1.44	5.31	2.18	(8.45)
Total from investment operations	4.64	3.80	1.54	5.39	2.26	(8.42)
Distributions from net investment income	(.21)	(.09)	(.06)	(.03)	(.22)	-
Distributions from net realized gain	(.59)	-	-	-	-	-
Total distributions	(.80)	(.09)	(.06)	(.03)	(.22)	-
Net asset value, end of period	$ 33.12	$ 29.28	$ 25.57	$ 24.09	$ 18.73	$ 16.69
Total Return B, C	16.24%	14.92%	6.41%	28.80%	13.85%	(33.53)%
Ratios to Average Net Assets E, H
Expenses before reductions	.69% A	.81%	.75%	.70%	.55%	.66% A
Expenses net of fee waivers, if any	.69% A	.81%	.75%	.70%	.55%	.66% A
Expenses net of all reductions	.64% A	.80%	.74%	.68%	.54%	.65% A
Net investment income (loss)	.79% A	.68%	.41%	.34%	.49%	.41% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,815	$ 1,438	$ 856	$ 712	$ 283	$ 93
Portfolio turnover rate F	151% A	169%	182%	186%	243%	157%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Capital Appreciation Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Capital Appreciation and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,486,888
Gross unrealized depreciation	(21,537)
Net unrealized appreciation (depreciation) on securities and other investments	$ 1,465,351

Tax cost	$ 5,860,297

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $4,765,712 and $4,487,952, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ±20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Capital Appreciation as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .61% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Capital Appreciation. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Capital Appreciation	$ 4,707.19
Class K	402.05
	$ 5,109

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates. - continued

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $231 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. At period end, there were no security loans outstanding with FCM. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $142, including two hundred and sixty-eight dollars from securities loaned to FCM.

Semiannual Report

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,580 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $10.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Capital Appreciation	$ 26,504	$ 7,160
Class K	10,544	2,927
Total	$ 37,048	$ 10,087
From net realized gain
Capital Appreciation	$ 93,377	$ -
Class K	29,534	-
Total	$ 122,911	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Capital Appreciation
Shares sold	21,326	33,131	$ 651,423	$ 930,591
Reinvestment of distributions	3,961	278	114,756	6,866
Shares redeemed	(21,752)	(42,560)	(660,592)	(1,163,912)
Net increase (decrease)	3,535	(9,151)	$ 105,587	$ (226,455)
Class K
Shares sold	10,577	25,274	$ 324,169	$ 701,363
Reinvestment of distributions	1,382	118	40,079	2,927
Shares redeemed	(6,274)	(9,763)	(194,294)	(270,455)
Net increase (decrease)	5,685	15,629	$ 169,954	$ 433,835

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.
New York, NY

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

CAF-K-USAN-0613
1.863092.104

Fidelity®

Disciplined Equity

Fund

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Disciplined Equity	.22%
Actual		$ 1,000.00	$ 1,154.60	$ 1.18
HypotheticalA		$ 1,000.00	$ 1,023.70	$ 1.10
Class K	.03%
Actual		$ 1,000.00	$ 1,155.20	$ .16
HypotheticalA		$ 1,000.00	$ 1,024.65	$ .15
Class F	.10%
Actual		$ 1,000.00	$ 1,155.90	$ .53
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.8	1.8
Citigroup, Inc.	3.0	3.2
Oracle Corp.	2.9	2.7
Bank of America Corp.	2.7	0.0
Procter & Gamble Co.	2.6	0.0
CVS Caremark Corp.	2.5	2.7
Amgen, Inc.	2.3	3.4
Berkshire Hathaway, Inc. Class B	2.3	0.0
Home Depot, Inc.	2.2	0.9
Apple, Inc.	2.1	3.5
	26.4
Top Five Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.6	18.7
Financials	14.5	14.5
Consumer Staples	13.1	10.7
Health Care	11.3	12.0
Consumer Discretionary	11.2	11.0
Asset Allocation (% of fund's net assets)
As of April 30, 2013 *		As of October 31, 2012 **
	Stocks 97.6%		Stocks 96.3%
	Short-Term Investments and Net Other Assets (Liabilities) 2.4%		Short-Term Investments and Net Other Assets (Liabilities) 3.7%
* Foreign investments	11.2%	** Foreign investments	13.2%

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.2%
Auto Components - 0.7%
Delphi Automotive PLC	380,500	$ 17,583
Diversified Consumer Services - 0.9%
H&R Block, Inc.	925,000	25,660
Hotels, Restaurants & Leisure - 0.0%
Icahn Enterprises LP rights	1,900,000	0
Household Durables - 0.4%
Whirlpool Corp.	100,000	11,428
Media - 4.3%
CBS Corp. Class B	468,000	21,425
Comcast Corp. Class A	1,343,300	55,478
The Walt Disney Co.	250,000	15,710
Time Warner, Inc.	400,300	23,930
		116,543
Multiline Retail - 0.2%
Macy's, Inc.	132,400	5,905
Specialty Retail - 2.9%
Home Depot, Inc.	799,800	58,665
Lowe's Companies, Inc.	539,500	20,728
		79,393
Textiles, Apparel & Luxury Goods - 1.8%
G-III Apparel Group Ltd. (a)	164,000	6,668
NIKE, Inc. Class B	138,700	8,821
PVH Corp.	233,302	26,925
VF Corp.	28,900	5,151
		47,565
TOTAL CONSUMER DISCRETIONARY		304,077
CONSUMER STAPLES - 13.1%
Beverages - 2.4%
Coca-Cola Enterprises, Inc.	901,100	33,007
Constellation Brands, Inc. Class A (sub. vtg.) (a)	352,500	17,396
PepsiCo, Inc.	181,000	14,927
		65,330
Food & Staples Retailing - 4.4%
CVS Caremark Corp.	1,166,400	67,861
Kroger Co.	1,498,500	51,518
		119,379
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 0.8%
Ingredion, Inc.	97,400	$ 7,014
The J.M. Smucker Co.	143,700	14,834
		21,848
Household Products - 2.6%
Procter & Gamble Co.	899,300	69,039
Tobacco - 2.9%
Imperial Tobacco Group PLC	852,941	30,473
Japan Tobacco, Inc.	751,100	28,393
Philip Morris International, Inc.	200,000	19,118
		77,984
TOTAL CONSUMER STAPLES		353,580
ENERGY - 9.7%
Energy Equipment & Services - 1.7%
Ensco PLC Class A	196,800	11,351
Halliburton Co.	787,700	33,690
		45,041
Oil, Gas & Consumable Fuels - 8.0%
Exxon Mobil Corp.	1,160,000	103,227
Hess Corp.	329,800	23,805
Marathon Petroleum Corp.	417,400	32,707
Occidental Petroleum Corp.	98,000	8,747
Phillips 66	635,400	38,728
Royal Dutch Shell PLC Class A sponsored ADR	131,200	8,918
		216,132
TOTAL ENERGY		261,173
FINANCIALS - 14.5%
Capital Markets - 1.1%
KKR & Co. LP	639,800	13,436
The Blackstone Group LP	847,900	17,424
		30,860
Commercial Banks - 1.5%
CapitalSource, Inc.	327,900	2,935
Wells Fargo & Co.	988,800	37,555
		40,490
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 6.7%
Bank of America Corp.	5,890,400	$ 72,511
Citigroup, Inc.	1,715,600	80,050
JPMorgan Chase & Co.	559,600	27,426
		179,987
Insurance - 3.9%
Berkshire Hathaway, Inc. Class B (a)	572,700	60,889
Everest Re Group Ltd.	246,800	33,316
MetLife, Inc.	297,400	11,596
		105,801
Thrifts & Mortgage Finance - 1.3%
Ocwen Financial Corp. (a)	922,200	33,734
TOTAL FINANCIALS		390,872
HEALTH CARE - 11.3%
Biotechnology - 4.4%
Amgen, Inc.	603,200	62,859
Gilead Sciences, Inc. (a)	710,700	35,990
United Therapeutics Corp. (a)	305,900	20,428
		119,277
Health Care Equipment & Supplies - 0.4%
Boston Scientific Corp. (a)	1,515,900	11,354
Health Care Providers & Services - 1.7%
AmerisourceBergen Corp.	215,200	11,647
CIGNA Corp.	524,900	34,733
		46,380
Pharmaceuticals - 4.8%
Eli Lilly & Co.	478,700	26,510
Johnson & Johnson	97,700	8,327
Merck & Co., Inc.	689,800	32,421
Pfizer, Inc.	1,840,100	53,492
Warner Chilcott PLC	524,924	7,548
		128,298
TOTAL HEALTH CARE		305,309
INDUSTRIALS - 8.4%
Aerospace & Defense - 0.5%
General Dynamics Corp.	200,000	14,792
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 0.2%
A.O. Smith Corp.	65,600	$ 4,948
Commercial Services & Supplies - 0.7%
Republic Services, Inc.	565,300	19,265
Construction & Engineering - 0.4%
MasTec, Inc. (a)	279,000	7,756
URS Corp.	65,600	2,881
		10,637
Electrical Equipment - 0.2%
Eaton Corp. PLC	100,000	6,141
Industrial Conglomerates - 1.9%
Danaher Corp.	445,900	27,173
General Electric Co.	1,026,100	22,872
		50,045
Machinery - 2.1%
Ingersoll-Rand PLC	528,900	28,455
Oshkosh Truck Corp. (a)	447,400	17,565
Terex Corp. (a)	410,100	11,729
		57,749
Professional Services - 2.1%
Dun & Bradstreet Corp.	168,300	14,886
Manpower, Inc.	779,781	41,453
		56,339
Trading Companies & Distributors - 0.3%
AerCap Holdings NV (a)	454,700	7,216
TOTAL INDUSTRIALS		227,132
INFORMATION TECHNOLOGY - 18.6%
Communications Equipment - 2.6%
Brocade Communications Systems, Inc. (a)	3,943,400	22,951
Cisco Systems, Inc.	2,210,300	46,239
		69,190
Computers & Peripherals - 4.3%
Apple, Inc.	131,200	58,089
Hewlett-Packard Co.	227,500	4,687
NCR Corp. (a)	254,300	6,935
SanDisk Corp. (a)	48,700	2,554
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Seagate Technology	604,400	$ 22,181
Western Digital Corp.	398,500	22,029
		116,475
Internet Software & Services - 2.7%
Google, Inc. Class A (a)	62,200	51,288
Yahoo!, Inc. (a)	911,000	22,529
		73,817
IT Services - 3.2%
Alliance Data Systems Corp. (a)	188,000	32,293
Computer Sciences Corp.	147,600	6,915
Fidelity National Information Services, Inc.	328,100	13,797
IBM Corp.	164,000	33,217
		86,222
Semiconductors & Semiconductor Equipment - 1.8%
Samsung Electronics Co. Ltd.	34,908	48,166
Software - 4.0%
Microsoft Corp.	461,502	15,276
Oracle Corp.	2,392,800	78,436
Symantec Corp. (a)	590,500	14,349
		108,061
TOTAL INFORMATION TECHNOLOGY		501,931
MATERIALS - 3.1%
Chemicals - 1.6%
Ashland, Inc.	164,200	13,991
Eastman Chemical Co.	217,400	14,490
LyondellBasell Industries NV Class A	250,000	15,175
		43,656
Containers & Packaging - 1.2%
Rock-Tenn Co. Class A	322,100	32,255
Paper & Forest Products - 0.3%
International Paper Co.	150,000	7,047
TOTAL MATERIALS		82,958
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 1.5%
Nippon Telegraph & Telephone Corp. sponsored ADR (d)	233,700	$ 5,812
Verizon Communications, Inc.	650,000	35,042
		40,854
Wireless Telecommunication Services - 1.4%
MetroPCS Communications, Inc. (a)	557,700	6,603
NTT DoCoMo, Inc. sponsored ADR	360,900	5,980
Vodafone Group PLC sponsored ADR	797,900	24,408
		36,991
TOTAL TELECOMMUNICATION SERVICES		77,845
UTILITIES - 4.8%
Electric Utilities - 3.5%
Edison International	557,300	29,983
ITC Holdings Corp.	81,700	7,534
PNM Resources, Inc.	2,399,000	57,600
		95,117
Multi-Utilities - 1.3%
PG&E Corp.	712,300	34,504
TOTAL UTILITIES		129,621
TOTAL COMMON STOCKS (Cost $2,373,847)		2,634,498
Money Market Funds - 2.5%

Fidelity Cash Central Fund, 0.13% (b)	66,668,547	66,669
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	260,100	260
TOTAL MONEY MARKET FUNDS (Cost $66,929)		66,929
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $2,440,776)		2,701,427
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,361)
NET ASSETS - 100%		$ 2,700,066
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 103
Fidelity Securities Lending Cash Central Fund	97
Total	$ 200
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 304,077	$ 304,077	$ -	$ -
Consumer Staples	353,580	325,187	28,393	-
Energy	261,173	261,173	-	-
Financials	390,872	390,872	-	-
Health Care	305,309	305,309	-	-
Industrials	227,132	227,132	-	-
Information Technology	501,931	501,931	-	-
Materials	82,958	82,958	-	-
Telecommunication Services	77,845	77,845	-	-
Utilities	129,621	129,621	-	-
Money Market Funds	66,929	66,929	-	-
Total Investments in Securities:	$ 2,701,427	$ 2,673,034	$ 28,393	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 33,160
Level 2 to Level 1	$ 0
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	88.8%
United Kingdom	2.7%
Ireland	2.4%
Korea (South)	1.8%
Japan	1.5%
Bermuda	1.2%
Others (Individually Less Than 1%)	1.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $254) - See accompanying schedule: Unaffiliated issuers (cost $2,373,847)	$ 2,634,498
Fidelity Central Funds (cost $66,929)	66,929
Total Investments (cost $2,440,776)		$ 2,701,427
Foreign currency held at value (cost $242)		246
Receivable for investments sold		87,500
Receivable for fund shares sold		248
Dividends receivable		2,604
Distributions receivable from Fidelity Central Funds		7
Prepaid expenses		4
Receivable from investment adviser		221
Other receivables		428
Total assets		2,792,685

Liabilities
Payable for investments purchased	$ 89,885
Payable for fund shares redeemed	1,789
Other affiliated payables	355
Other payables and accrued expenses	330
Collateral on securities loaned, at value	260
Total liabilities		92,619

Net Assets		$ 2,700,066
Net Assets consist of:
Paid in capital		$ 3,529,362
Undistributed net investment income		13,758
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,103,699)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		260,645
Net Assets		$ 2,700,066

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2013 (Unaudited)

Disciplined Equity: Net Asset Value, offering price and redemption price per share ($1,833,816 ÷ 66,359 shares)	$ 27.63

Class K: Net Asset Value, offering price and redemption price per share ($148,779 ÷ 5,390 shares)	$ 27.60

Class F: Net Asset Value, offering price and redemption price per share ($717,471 ÷ 26,011 shares)	$ 27.58

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 36,002
Income from Fidelity Central Funds		200
Total income		36,202

Expenses
Management fee Basic fee	$ 9,723
Performance adjustment	(9,309)
Transfer agent fees	2,088
Accounting and security lending fees	448
Custodian fees and expenses	56
Independent trustees' compensation	14
Registration fees	29
Audit	36
Legal	12
Miscellaneous	22
Total expenses before reductions	3,119
Expense reductions	(1,842)	1,277
Net investment income (loss)		34,925
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	79,991
Redemption in-kind with affiliated entities	306,870
Foreign currency transactions	(206)
Total net realized gain (loss)		386,655
Change in net unrealized appreciation (depreciation) on: Investment securities	1,971
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		1,970
Net gain (loss)		388,625
Net increase (decrease) in net assets resulting from operations		$ 423,550

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,925	$ 151,982
Net realized gain (loss)	386,655	764,709
Change in net unrealized appreciation (depreciation)	1,970	252,550
Net increase (decrease) in net assets resulting from operations	423,550	1,169,241
Distributions to shareholders from net investment income	(126,307)	(149,685)
Share transactions - net increase (decrease)	(4,468,545)	(4,169,470)
Total increase (decrease) in net assets	(4,171,302)	(3,149,914)

Net Assets
Beginning of period	6,871,368	10,021,282
End of period (including undistributed net investment income of $13,758 and undistributed net investment income of $105,140, respectively)	$ 2,700,066	$ 6,871,368

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Disciplined Equity

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 24.47	$ 21.79	$ 21.67	$ 19.72	$ 18.78	$ 33.37
Income from Investment Operations
Net investment income (loss) D	.25	.40	.28	.18	.24	.29
Net realized and unrealized gain (loss)	3.46	2.59	.05	1.99	.96	(12.19)
Total from investment operations	3.71	2.99	.33	2.17	1.20	(11.90)
Distributions from net investment income	(.55)	(.31)	(.21)	(.22)	(.26)	(.26)
Distributions from net realized gain	-	-	-	-	-	(2.43)
Total distributions	(.55)	(.31)	(.21)	(.22)	(.26)	(2.69)
Net asset value, end of period	$ 27.63	$ 24.47	$ 21.79	$ 21.67	$ 19.72	$ 18.78
Total Return B, C	15.46%	13.95%	1.51%	11.05%	6.64%	(38.68)%
Ratios to Average Net Assets E, G
Expenses before reductions	.22% A	.54%	.59%	.70%	.84%	.87%
Expenses net of fee waivers, if any	.22% A	.54%	.59%	.70%	.84%	.87%
Expenses net of all reductions	.11% A,H	.52%	.58%	.68%	.83%	.87%
Net investment income (loss)	1.95% A	1.72%	1.22%	.85%	1.37%	1.10%
Supplemental Data
Net assets, end of period (in millions)	$ 1,834	$ 3,948	$ 7,233	$ 8,943	$ 10,530	$ 9,804
Portfolio turnover rate F	154% A	147%	153%	146%	200%	186%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The annualized ratio of expenses net of all reductions to average net assets includes non-recurring payments by certain of the Fund's brokers for commissions recaptured during the period. Excluding these payments, the ratio would have been 0.20%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 24.49	$ 21.81	$ 21.69	$ 19.74	$ 18.79	$ 27.38
Income from Investment Operations
Net investment income (loss) D	.28	.43	.31	.22	.28	.12
Net realized and unrealized gain (loss)	3.43	2.60	.06	1.99	.96	(8.71)
Total from investment operations	3.71	3.03	.37	2.21	1.24	(8.59)
Distributions from net investment income	(.60)	(.35)	(.25)	(.26)	(.29)	-
Net asset value, end of period	$ 27.60	$ 24.49	$ 21.81	$ 21.69	$ 19.74	$ 18.79
Total Return B, C	15.52%	14.14%	1.68%	11.25%	6.92%	(31.37)%
Ratios to Average Net Assets E, H
Expenses before reductions	.03% A	.39%	.43%	.52%	.61%	.71% A
Expenses net of fee waivers, if any	.03% A	.39%	.43%	.52%	.61%	.71% A
Expenses net of all reductions	(.11)% A,I, J	.37%	.42%	.51%	.60%	.71% A
Net investment income (loss)	2.17% A	1.87%	1.38%	1.03%	1.59%	1.30% A
Supplemental Data
Net assets, end of period (in millions)	$ 149	$ 131	$ 95	$ 141	$ 184	$ 49
Portfolio turnover rate F	154% A	147%	153%	146%	200%	186%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The annualized ratio of expenses net of all reductions to average net assets includes non-recurring payments by certain of the Fund's brokers for commissions recaptured during the period. Excluding these payments, the ratio would have been 0.00%.

J Amount shown does not correspond with the aggregate net expenses for the period due to the timing of management fee performance adjustments and the recapture of brokerage commissions in relation to fluctuating net assets of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 24.47	$ 21.80	$ 21.69	$ 19.74	$ 17.52
Income from Investment Operations
Net investment income (loss) D	.26	.44	.32	.22	.02
Net realized and unrealized gain (loss)	3.47	2.60	.05	2.00	2.20
Total from investment operations	3.73	3.04	.37	2.22	2.22
Distributions from net investment income	(.62)	(.37)	(.26)	(.27)	-
Net asset value, end of period	$ 27.58	$ 24.47	$ 21.80	$ 21.69	$ 19.74
Total Return B, C	15.59%	14.18%	1.70%	11.31%	12.67%
Ratios to Average Net Assets E, H
Expenses before reductions	.10% A	.34%	.38%	.47%	.50% A
Expenses net of fee waivers, if any	.10% A	.34%	.38%	.47%	.50% A
Expenses net of all reductions	.02% A,I	.32%	.37%	.45%	.49% A
Net investment income (loss)	2.04% A	1.92%	1.43%	1.08%	.25% A
Supplemental Data
Net assets, end of period (in millions)	$ 717	$ 2,792	$ 2,693	$ 1,359	$ 75
Portfolio turnover rate F	154% A	147%	153%	146%	200%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to October 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The annualized ratio of expenses net of all reductions to average net assets includes non-recurring payments by certain of the Fund's brokers for commissions recaptured during the period. Excluding these payments, the ratio would have been 0.09%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Disciplined Equity Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Disciplined Equity, Class K and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Subsequent to period end, all Class F shares were redeemed and the Fund no longer offers Class F shares to investors.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 288,664
Gross unrealized depreciation	(29,724)
Net unrealized appreciation (depreciation) on securities and other investments	$ 258,940

Tax cost	$ 2,442,487

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (935,620)

Due to large redemptions in May 2013, $1,481,421 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $47,725 per year. As a result, at least $545,801 of these losses will expire unused and is not included in the table above.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,839,808 and $7,212,300, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Disciplined Equity as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .02% of the Fund's average net assets. The total annualized management fee rate for each class varied from the total fund rate due to the timing of performance adjustments in relation to fluctuations in the net assets of each class during the period.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund, except for Class K and Class F. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Disciplined Equity	$ 2,054.18
Class K	34.05
	$ 2,088

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $66 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,687.43%		$ -*

* Amount represents eighty dollars.

Redemptions In-Kind. During the period, 182,076 shares of the Fund held by affiliated entities were redeemed for cash and securities with a value of $4,434,339. The net realized gain of $306,870 on securities delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets, as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency

Semiannual Report

7. Security Lending - continued

or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $97, including $9 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $350 for the period. Also, certain of the Fund's brokers made non-recurring commission recapture payments to the Fund during the period which offset fund expenses in the amount of $1,491.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $1.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Disciplined Equity	$ 70,124	$ 100,145
Class K	3,282	1,554
Class F	52,901	47,986
Total	$ 126,307	$ 149,685

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Disciplined Equity
Shares sold	2,328	11,526	$ 58,716	$ 264,379
Reinvestment of distributions	2,833	4,640	68,826	99,208
Shares redeemed	(100,124) A	(186,807)	(2,453,171) A	(4,297,497)
Net increase (decrease)	(94,963)	(170,641)	$ (2,325,629)	$ (3,933,910)
Class K
Shares sold	537	3,039	$ 13,607	$ 69,662
Reinvestment of distributions	135	73	3,282	1,554
Shares redeemed	(640)	(2,124)	(16,236)	(49,699)
Net increase (decrease)	32	988	$ 653	$ 21,517
Class F
Shares sold	5,456	60,590	$ 135,602	$ 1,374,571
Reinvestment of distributions	2,182	2,248	52,901	47,986
Shares redeemed	(95,722) A	(72,255)	(2,332,072) A	(1,679,634)
Net increase (decrease)	(88,084)	(9,417)	$ (2,143,569)	$ (257,077)

A Amount includes in-kind redemptions (see Note 5: Redemptions In-Kind).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Freedom Funds and Fidelity Freedom K Funds were the owners of record, in aggregate, of approximately 48% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc. (FIIOC)

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

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FDE-USAN-0613
1.784913.110

Fidelity®

Disciplined Equity

Fund -
Class K

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Disciplined Equity	.22%
Actual		$ 1,000.00	$ 1,154.60	$ 1.18
HypotheticalA		$ 1,000.00	$ 1,023.70	$ 1.10
Class K	.03%
Actual		$ 1,000.00	$ 1,155.20	$ .16
HypotheticalA		$ 1,000.00	$ 1,024.65	$ .15
Class F	.10%
Actual		$ 1,000.00	$ 1,155.90	$ .53
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.8	1.8
Citigroup, Inc.	3.0	3.2
Oracle Corp.	2.9	2.7
Bank of America Corp.	2.7	0.0
Procter & Gamble Co.	2.6	0.0
CVS Caremark Corp.	2.5	2.7
Amgen, Inc.	2.3	3.4
Berkshire Hathaway, Inc. Class B	2.3	0.0
Home Depot, Inc.	2.2	0.9
Apple, Inc.	2.1	3.5
	26.4
Top Five Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.6	18.7
Financials	14.5	14.5
Consumer Staples	13.1	10.7
Health Care	11.3	12.0
Consumer Discretionary	11.2	11.0
Asset Allocation (% of fund's net assets)
As of April 30, 2013 *		As of October 31, 2012 **
	Stocks 97.6%		Stocks 96.3%
	Short-Term Investments and Net Other Assets (Liabilities) 2.4%		Short-Term Investments and Net Other Assets (Liabilities) 3.7%
* Foreign investments	11.2%	** Foreign investments	13.2%

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.2%
Auto Components - 0.7%
Delphi Automotive PLC	380,500	$ 17,583
Diversified Consumer Services - 0.9%
H&R Block, Inc.	925,000	25,660
Hotels, Restaurants & Leisure - 0.0%
Icahn Enterprises LP rights	1,900,000	0
Household Durables - 0.4%
Whirlpool Corp.	100,000	11,428
Media - 4.3%
CBS Corp. Class B	468,000	21,425
Comcast Corp. Class A	1,343,300	55,478
The Walt Disney Co.	250,000	15,710
Time Warner, Inc.	400,300	23,930
		116,543
Multiline Retail - 0.2%
Macy's, Inc.	132,400	5,905
Specialty Retail - 2.9%
Home Depot, Inc.	799,800	58,665
Lowe's Companies, Inc.	539,500	20,728
		79,393
Textiles, Apparel & Luxury Goods - 1.8%
G-III Apparel Group Ltd. (a)	164,000	6,668
NIKE, Inc. Class B	138,700	8,821
PVH Corp.	233,302	26,925
VF Corp.	28,900	5,151
		47,565
TOTAL CONSUMER DISCRETIONARY		304,077
CONSUMER STAPLES - 13.1%
Beverages - 2.4%
Coca-Cola Enterprises, Inc.	901,100	33,007
Constellation Brands, Inc. Class A (sub. vtg.) (a)	352,500	17,396
PepsiCo, Inc.	181,000	14,927
		65,330
Food & Staples Retailing - 4.4%
CVS Caremark Corp.	1,166,400	67,861
Kroger Co.	1,498,500	51,518
		119,379
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 0.8%
Ingredion, Inc.	97,400	$ 7,014
The J.M. Smucker Co.	143,700	14,834
		21,848
Household Products - 2.6%
Procter & Gamble Co.	899,300	69,039
Tobacco - 2.9%
Imperial Tobacco Group PLC	852,941	30,473
Japan Tobacco, Inc.	751,100	28,393
Philip Morris International, Inc.	200,000	19,118
		77,984
TOTAL CONSUMER STAPLES		353,580
ENERGY - 9.7%
Energy Equipment & Services - 1.7%
Ensco PLC Class A	196,800	11,351
Halliburton Co.	787,700	33,690
		45,041
Oil, Gas & Consumable Fuels - 8.0%
Exxon Mobil Corp.	1,160,000	103,227
Hess Corp.	329,800	23,805
Marathon Petroleum Corp.	417,400	32,707
Occidental Petroleum Corp.	98,000	8,747
Phillips 66	635,400	38,728
Royal Dutch Shell PLC Class A sponsored ADR	131,200	8,918
		216,132
TOTAL ENERGY		261,173
FINANCIALS - 14.5%
Capital Markets - 1.1%
KKR & Co. LP	639,800	13,436
The Blackstone Group LP	847,900	17,424
		30,860
Commercial Banks - 1.5%
CapitalSource, Inc.	327,900	2,935
Wells Fargo & Co.	988,800	37,555
		40,490
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 6.7%
Bank of America Corp.	5,890,400	$ 72,511
Citigroup, Inc.	1,715,600	80,050
JPMorgan Chase & Co.	559,600	27,426
		179,987
Insurance - 3.9%
Berkshire Hathaway, Inc. Class B (a)	572,700	60,889
Everest Re Group Ltd.	246,800	33,316
MetLife, Inc.	297,400	11,596
		105,801
Thrifts & Mortgage Finance - 1.3%
Ocwen Financial Corp. (a)	922,200	33,734
TOTAL FINANCIALS		390,872
HEALTH CARE - 11.3%
Biotechnology - 4.4%
Amgen, Inc.	603,200	62,859
Gilead Sciences, Inc. (a)	710,700	35,990
United Therapeutics Corp. (a)	305,900	20,428
		119,277
Health Care Equipment & Supplies - 0.4%
Boston Scientific Corp. (a)	1,515,900	11,354
Health Care Providers & Services - 1.7%
AmerisourceBergen Corp.	215,200	11,647
CIGNA Corp.	524,900	34,733
		46,380
Pharmaceuticals - 4.8%
Eli Lilly & Co.	478,700	26,510
Johnson & Johnson	97,700	8,327
Merck & Co., Inc.	689,800	32,421
Pfizer, Inc.	1,840,100	53,492
Warner Chilcott PLC	524,924	7,548
		128,298
TOTAL HEALTH CARE		305,309
INDUSTRIALS - 8.4%
Aerospace & Defense - 0.5%
General Dynamics Corp.	200,000	14,792
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 0.2%
A.O. Smith Corp.	65,600	$ 4,948
Commercial Services & Supplies - 0.7%
Republic Services, Inc.	565,300	19,265
Construction & Engineering - 0.4%
MasTec, Inc. (a)	279,000	7,756
URS Corp.	65,600	2,881
		10,637
Electrical Equipment - 0.2%
Eaton Corp. PLC	100,000	6,141
Industrial Conglomerates - 1.9%
Danaher Corp.	445,900	27,173
General Electric Co.	1,026,100	22,872
		50,045
Machinery - 2.1%
Ingersoll-Rand PLC	528,900	28,455
Oshkosh Truck Corp. (a)	447,400	17,565
Terex Corp. (a)	410,100	11,729
		57,749
Professional Services - 2.1%
Dun & Bradstreet Corp.	168,300	14,886
Manpower, Inc.	779,781	41,453
		56,339
Trading Companies & Distributors - 0.3%
AerCap Holdings NV (a)	454,700	7,216
TOTAL INDUSTRIALS		227,132
INFORMATION TECHNOLOGY - 18.6%
Communications Equipment - 2.6%
Brocade Communications Systems, Inc. (a)	3,943,400	22,951
Cisco Systems, Inc.	2,210,300	46,239
		69,190
Computers & Peripherals - 4.3%
Apple, Inc.	131,200	58,089
Hewlett-Packard Co.	227,500	4,687
NCR Corp. (a)	254,300	6,935
SanDisk Corp. (a)	48,700	2,554
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Seagate Technology	604,400	$ 22,181
Western Digital Corp.	398,500	22,029
		116,475
Internet Software & Services - 2.7%
Google, Inc. Class A (a)	62,200	51,288
Yahoo!, Inc. (a)	911,000	22,529
		73,817
IT Services - 3.2%
Alliance Data Systems Corp. (a)	188,000	32,293
Computer Sciences Corp.	147,600	6,915
Fidelity National Information Services, Inc.	328,100	13,797
IBM Corp.	164,000	33,217
		86,222
Semiconductors & Semiconductor Equipment - 1.8%
Samsung Electronics Co. Ltd.	34,908	48,166
Software - 4.0%
Microsoft Corp.	461,502	15,276
Oracle Corp.	2,392,800	78,436
Symantec Corp. (a)	590,500	14,349
		108,061
TOTAL INFORMATION TECHNOLOGY		501,931
MATERIALS - 3.1%
Chemicals - 1.6%
Ashland, Inc.	164,200	13,991
Eastman Chemical Co.	217,400	14,490
LyondellBasell Industries NV Class A	250,000	15,175
		43,656
Containers & Packaging - 1.2%
Rock-Tenn Co. Class A	322,100	32,255
Paper & Forest Products - 0.3%
International Paper Co.	150,000	7,047
TOTAL MATERIALS		82,958
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 1.5%
Nippon Telegraph & Telephone Corp. sponsored ADR (d)	233,700	$ 5,812
Verizon Communications, Inc.	650,000	35,042
		40,854
Wireless Telecommunication Services - 1.4%
MetroPCS Communications, Inc. (a)	557,700	6,603
NTT DoCoMo, Inc. sponsored ADR	360,900	5,980
Vodafone Group PLC sponsored ADR	797,900	24,408
		36,991
TOTAL TELECOMMUNICATION SERVICES		77,845
UTILITIES - 4.8%
Electric Utilities - 3.5%
Edison International	557,300	29,983
ITC Holdings Corp.	81,700	7,534
PNM Resources, Inc.	2,399,000	57,600
		95,117
Multi-Utilities - 1.3%
PG&E Corp.	712,300	34,504
TOTAL UTILITIES		129,621
TOTAL COMMON STOCKS (Cost $2,373,847)		2,634,498
Money Market Funds - 2.5%

Fidelity Cash Central Fund, 0.13% (b)	66,668,547	66,669
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	260,100	260
TOTAL MONEY MARKET FUNDS (Cost $66,929)		66,929
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $2,440,776)		2,701,427
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,361)
NET ASSETS - 100%		$ 2,700,066
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 103
Fidelity Securities Lending Cash Central Fund	97
Total	$ 200
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 304,077	$ 304,077	$ -	$ -
Consumer Staples	353,580	325,187	28,393	-
Energy	261,173	261,173	-	-
Financials	390,872	390,872	-	-
Health Care	305,309	305,309	-	-
Industrials	227,132	227,132	-	-
Information Technology	501,931	501,931	-	-
Materials	82,958	82,958	-	-
Telecommunication Services	77,845	77,845	-	-
Utilities	129,621	129,621	-	-
Money Market Funds	66,929	66,929	-	-
Total Investments in Securities:	$ 2,701,427	$ 2,673,034	$ 28,393	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 33,160
Level 2 to Level 1	$ 0
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	88.8%
United Kingdom	2.7%
Ireland	2.4%
Korea (South)	1.8%
Japan	1.5%
Bermuda	1.2%
Others (Individually Less Than 1%)	1.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $254) - See accompanying schedule: Unaffiliated issuers (cost $2,373,847)	$ 2,634,498
Fidelity Central Funds (cost $66,929)	66,929
Total Investments (cost $2,440,776)		$ 2,701,427
Foreign currency held at value (cost $242)		246
Receivable for investments sold		87,500
Receivable for fund shares sold		248
Dividends receivable		2,604
Distributions receivable from Fidelity Central Funds		7
Prepaid expenses		4
Receivable from investment adviser		221
Other receivables		428
Total assets		2,792,685

Liabilities
Payable for investments purchased	$ 89,885
Payable for fund shares redeemed	1,789
Other affiliated payables	355
Other payables and accrued expenses	330
Collateral on securities loaned, at value	260
Total liabilities		92,619

Net Assets		$ 2,700,066
Net Assets consist of:
Paid in capital		$ 3,529,362
Undistributed net investment income		13,758
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,103,699)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		260,645
Net Assets		$ 2,700,066

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2013 (Unaudited)

Disciplined Equity: Net Asset Value, offering price and redemption price per share ($1,833,816 ÷ 66,359 shares)	$ 27.63

Class K: Net Asset Value, offering price and redemption price per share ($148,779 ÷ 5,390 shares)	$ 27.60

Class F: Net Asset Value, offering price and redemption price per share ($717,471 ÷ 26,011 shares)	$ 27.58

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 36,002
Income from Fidelity Central Funds		200
Total income		36,202

Expenses
Management fee Basic fee	$ 9,723
Performance adjustment	(9,309)
Transfer agent fees	2,088
Accounting and security lending fees	448
Custodian fees and expenses	56
Independent trustees' compensation	14
Registration fees	29
Audit	36
Legal	12
Miscellaneous	22
Total expenses before reductions	3,119
Expense reductions	(1,842)	1,277
Net investment income (loss)		34,925
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	79,991
Redemption in-kind with affiliated entities	306,870
Foreign currency transactions	(206)
Total net realized gain (loss)		386,655
Change in net unrealized appreciation (depreciation) on: Investment securities	1,971
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		1,970
Net gain (loss)		388,625
Net increase (decrease) in net assets resulting from operations		$ 423,550

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,925	$ 151,982
Net realized gain (loss)	386,655	764,709
Change in net unrealized appreciation (depreciation)	1,970	252,550
Net increase (decrease) in net assets resulting from operations	423,550	1,169,241
Distributions to shareholders from net investment income	(126,307)	(149,685)
Share transactions - net increase (decrease)	(4,468,545)	(4,169,470)
Total increase (decrease) in net assets	(4,171,302)	(3,149,914)

Net Assets
Beginning of period	6,871,368	10,021,282
End of period (including undistributed net investment income of $13,758 and undistributed net investment income of $105,140, respectively)	$ 2,700,066	$ 6,871,368

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Disciplined Equity

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 24.47	$ 21.79	$ 21.67	$ 19.72	$ 18.78	$ 33.37
Income from Investment Operations
Net investment income (loss) D	.25	.40	.28	.18	.24	.29
Net realized and unrealized gain (loss)	3.46	2.59	.05	1.99	.96	(12.19)
Total from investment operations	3.71	2.99	.33	2.17	1.20	(11.90)
Distributions from net investment income	(.55)	(.31)	(.21)	(.22)	(.26)	(.26)
Distributions from net realized gain	-	-	-	-	-	(2.43)
Total distributions	(.55)	(.31)	(.21)	(.22)	(.26)	(2.69)
Net asset value, end of period	$ 27.63	$ 24.47	$ 21.79	$ 21.67	$ 19.72	$ 18.78
Total Return B, C	15.46%	13.95%	1.51%	11.05%	6.64%	(38.68)%
Ratios to Average Net Assets E, G
Expenses before reductions	.22% A	.54%	.59%	.70%	.84%	.87%
Expenses net of fee waivers, if any	.22% A	.54%	.59%	.70%	.84%	.87%
Expenses net of all reductions	.11% A,H	.52%	.58%	.68%	.83%	.87%
Net investment income (loss)	1.95% A	1.72%	1.22%	.85%	1.37%	1.10%
Supplemental Data
Net assets, end of period (in millions)	$ 1,834	$ 3,948	$ 7,233	$ 8,943	$ 10,530	$ 9,804
Portfolio turnover rate F	154% A	147%	153%	146%	200%	186%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The annualized ratio of expenses net of all reductions to average net assets includes non-recurring payments by certain of the Fund's brokers for commissions recaptured during the period. Excluding these payments, the ratio would have been 0.20%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 24.49	$ 21.81	$ 21.69	$ 19.74	$ 18.79	$ 27.38
Income from Investment Operations
Net investment income (loss) D	.28	.43	.31	.22	.28	.12
Net realized and unrealized gain (loss)	3.43	2.60	.06	1.99	.96	(8.71)
Total from investment operations	3.71	3.03	.37	2.21	1.24	(8.59)
Distributions from net investment income	(.60)	(.35)	(.25)	(.26)	(.29)	-
Net asset value, end of period	$ 27.60	$ 24.49	$ 21.81	$ 21.69	$ 19.74	$ 18.79
Total Return B, C	15.52%	14.14%	1.68%	11.25%	6.92%	(31.37)%
Ratios to Average Net Assets E, H
Expenses before reductions	.03% A	.39%	.43%	.52%	.61%	.71% A
Expenses net of fee waivers, if any	.03% A	.39%	.43%	.52%	.61%	.71% A
Expenses net of all reductions	(.11)% A,I, J	.37%	.42%	.51%	.60%	.71% A
Net investment income (loss)	2.17% A	1.87%	1.38%	1.03%	1.59%	1.30% A
Supplemental Data
Net assets, end of period (in millions)	$ 149	$ 131	$ 95	$ 141	$ 184	$ 49
Portfolio turnover rate F	154% A	147%	153%	146%	200%	186%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The annualized ratio of expenses net of all reductions to average net assets includes non-recurring payments by certain of the Fund's brokers for commissions recaptured during the period. Excluding these payments, the ratio would have been 0.00%.

J Amount shown does not correspond with the aggregate net expenses for the period due to the timing of management fee performance adjustments and the recapture of brokerage commissions in relation to fluctuating net assets of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 24.47	$ 21.80	$ 21.69	$ 19.74	$ 17.52
Income from Investment Operations
Net investment income (loss) D	.26	.44	.32	.22	.02
Net realized and unrealized gain (loss)	3.47	2.60	.05	2.00	2.20
Total from investment operations	3.73	3.04	.37	2.22	2.22
Distributions from net investment income	(.62)	(.37)	(.26)	(.27)	-
Net asset value, end of period	$ 27.58	$ 24.47	$ 21.80	$ 21.69	$ 19.74
Total Return B, C	15.59%	14.18%	1.70%	11.31%	12.67%
Ratios to Average Net Assets E, H
Expenses before reductions	.10% A	.34%	.38%	.47%	.50% A
Expenses net of fee waivers, if any	.10% A	.34%	.38%	.47%	.50% A
Expenses net of all reductions	.02% A,I	.32%	.37%	.45%	.49% A
Net investment income (loss)	2.04% A	1.92%	1.43%	1.08%	.25% A
Supplemental Data
Net assets, end of period (in millions)	$ 717	$ 2,792	$ 2,693	$ 1,359	$ 75
Portfolio turnover rate F	154% A	147%	153%	146%	200%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to October 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The annualized ratio of expenses net of all reductions to average net assets includes non-recurring payments by certain of the Fund's brokers for commissions recaptured during the period. Excluding these payments, the ratio would have been 0.09%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Disciplined Equity Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Disciplined Equity, Class K and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Subsequent to period end, all Class F shares were redeemed and the Fund no longer offers Class F shares to investors.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 288,664
Gross unrealized depreciation	(29,724)
Net unrealized appreciation (depreciation) on securities and other investments	$ 258,940

Tax cost	$ 2,442,487

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (935,620)

Due to large redemptions in May 2013, $1,481,421 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $47,725 per year. As a result, at least $545,801 of these losses will expire unused and is not included in the table above.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,839,808 and $7,212,300, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Disciplined Equity as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .02% of the Fund's average net assets. The total annualized management fee rate for each class varied from the total fund rate due to the timing of performance adjustments in relation to fluctuations in the net assets of each class during the period.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund, except for Class K and Class F. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Disciplined Equity	$ 2,054.18
Class K	34.05
	$ 2,088

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $66 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,687.43%		$ -*

* Amount represents eighty dollars.

Redemptions In-Kind. During the period, 182,076 shares of the Fund held by affiliated entities were redeemed for cash and securities with a value of $4,434,339. The net realized gain of $306,870 on securities delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets, as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency

Semiannual Report

7. Security Lending - continued

or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $97, including $9 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $350 for the period. Also, certain of the Fund's brokers made non-recurring commission recapture payments to the Fund during the period which offset fund expenses in the amount of $1,491.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $1.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Disciplined Equity	$ 70,124	$ 100,145
Class K	3,282	1,554
Class F	52,901	47,986
Total	$ 126,307	$ 149,685

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Disciplined Equity
Shares sold	2,328	11,526	$ 58,716	$ 264,379
Reinvestment of distributions	2,833	4,640	68,826	99,208
Shares redeemed	(100,124) A	(186,807)	(2,453,171) A	(4,297,497)
Net increase (decrease)	(94,963)	(170,641)	$ (2,325,629)	$ (3,933,910)
Class K
Shares sold	537	3,039	$ 13,607	$ 69,662
Reinvestment of distributions	135	73	3,282	1,554
Shares redeemed	(640)	(2,124)	(16,236)	(49,699)
Net increase (decrease)	32	988	$ 653	$ 21,517
Class F
Shares sold	5,456	60,590	$ 135,602	$ 1,374,571
Reinvestment of distributions	2,182	2,248	52,901	47,986
Shares redeemed	(95,722) A	(72,255)	(2,332,072) A	(1,679,634)
Net increase (decrease)	(88,084)	(9,417)	$ (2,143,569)	$ (257,077)

A Amount includes in-kind redemptions (see Note 5: Redemptions In-Kind).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Freedom Funds and Fidelity Freedom K Funds were the owners of record, in aggregate, of approximately 48% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc. (FIIOC)

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FDE-K-USAN-0613
1.863078.104

Fidelity®

Disciplined Equity

Fund -
Class F

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Disciplined Equity	.22%
Actual		$ 1,000.00	$ 1,154.60	$ 1.18
HypotheticalA		$ 1,000.00	$ 1,023.70	$ 1.10
Class K	.03%
Actual		$ 1,000.00	$ 1,155.20	$ .16
HypotheticalA		$ 1,000.00	$ 1,024.65	$ .15
Class F	.10%
Actual		$ 1,000.00	$ 1,155.90	$ .53
HypotheticalA		$ 1,000.00	$ 1,024.30	$ .50

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Exxon Mobil Corp.	3.8	1.8
Citigroup, Inc.	3.0	3.2
Oracle Corp.	2.9	2.7
Bank of America Corp.	2.7	0.0
Procter & Gamble Co.	2.6	0.0
CVS Caremark Corp.	2.5	2.7
Amgen, Inc.	2.3	3.4
Berkshire Hathaway, Inc. Class B	2.3	0.0
Home Depot, Inc.	2.2	0.9
Apple, Inc.	2.1	3.5
	26.4
Top Five Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	18.6	18.7
Financials	14.5	14.5
Consumer Staples	13.1	10.7
Health Care	11.3	12.0
Consumer Discretionary	11.2	11.0
Asset Allocation (% of fund's net assets)
As of April 30, 2013 *		As of October 31, 2012 **
	Stocks 97.6%		Stocks 96.3%
	Short-Term Investments and Net Other Assets (Liabilities) 2.4%		Short-Term Investments and Net Other Assets (Liabilities) 3.7%
* Foreign investments	11.2%	** Foreign investments	13.2%

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.6%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.2%
Auto Components - 0.7%
Delphi Automotive PLC	380,500	$ 17,583
Diversified Consumer Services - 0.9%
H&R Block, Inc.	925,000	25,660
Hotels, Restaurants & Leisure - 0.0%
Icahn Enterprises LP rights	1,900,000	0
Household Durables - 0.4%
Whirlpool Corp.	100,000	11,428
Media - 4.3%
CBS Corp. Class B	468,000	21,425
Comcast Corp. Class A	1,343,300	55,478
The Walt Disney Co.	250,000	15,710
Time Warner, Inc.	400,300	23,930
		116,543
Multiline Retail - 0.2%
Macy's, Inc.	132,400	5,905
Specialty Retail - 2.9%
Home Depot, Inc.	799,800	58,665
Lowe's Companies, Inc.	539,500	20,728
		79,393
Textiles, Apparel & Luxury Goods - 1.8%
G-III Apparel Group Ltd. (a)	164,000	6,668
NIKE, Inc. Class B	138,700	8,821
PVH Corp.	233,302	26,925
VF Corp.	28,900	5,151
		47,565
TOTAL CONSUMER DISCRETIONARY		304,077
CONSUMER STAPLES - 13.1%
Beverages - 2.4%
Coca-Cola Enterprises, Inc.	901,100	33,007
Constellation Brands, Inc. Class A (sub. vtg.) (a)	352,500	17,396
PepsiCo, Inc.	181,000	14,927
		65,330
Food & Staples Retailing - 4.4%
CVS Caremark Corp.	1,166,400	67,861
Kroger Co.	1,498,500	51,518
		119,379
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - 0.8%
Ingredion, Inc.	97,400	$ 7,014
The J.M. Smucker Co.	143,700	14,834
		21,848
Household Products - 2.6%
Procter & Gamble Co.	899,300	69,039
Tobacco - 2.9%
Imperial Tobacco Group PLC	852,941	30,473
Japan Tobacco, Inc.	751,100	28,393
Philip Morris International, Inc.	200,000	19,118
		77,984
TOTAL CONSUMER STAPLES		353,580
ENERGY - 9.7%
Energy Equipment & Services - 1.7%
Ensco PLC Class A	196,800	11,351
Halliburton Co.	787,700	33,690
		45,041
Oil, Gas & Consumable Fuels - 8.0%
Exxon Mobil Corp.	1,160,000	103,227
Hess Corp.	329,800	23,805
Marathon Petroleum Corp.	417,400	32,707
Occidental Petroleum Corp.	98,000	8,747
Phillips 66	635,400	38,728
Royal Dutch Shell PLC Class A sponsored ADR	131,200	8,918
		216,132
TOTAL ENERGY		261,173
FINANCIALS - 14.5%
Capital Markets - 1.1%
KKR & Co. LP	639,800	13,436
The Blackstone Group LP	847,900	17,424
		30,860
Commercial Banks - 1.5%
CapitalSource, Inc.	327,900	2,935
Wells Fargo & Co.	988,800	37,555
		40,490
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - 6.7%
Bank of America Corp.	5,890,400	$ 72,511
Citigroup, Inc.	1,715,600	80,050
JPMorgan Chase & Co.	559,600	27,426
		179,987
Insurance - 3.9%
Berkshire Hathaway, Inc. Class B (a)	572,700	60,889
Everest Re Group Ltd.	246,800	33,316
MetLife, Inc.	297,400	11,596
		105,801
Thrifts & Mortgage Finance - 1.3%
Ocwen Financial Corp. (a)	922,200	33,734
TOTAL FINANCIALS		390,872
HEALTH CARE - 11.3%
Biotechnology - 4.4%
Amgen, Inc.	603,200	62,859
Gilead Sciences, Inc. (a)	710,700	35,990
United Therapeutics Corp. (a)	305,900	20,428
		119,277
Health Care Equipment & Supplies - 0.4%
Boston Scientific Corp. (a)	1,515,900	11,354
Health Care Providers & Services - 1.7%
AmerisourceBergen Corp.	215,200	11,647
CIGNA Corp.	524,900	34,733
		46,380
Pharmaceuticals - 4.8%
Eli Lilly & Co.	478,700	26,510
Johnson & Johnson	97,700	8,327
Merck & Co., Inc.	689,800	32,421
Pfizer, Inc.	1,840,100	53,492
Warner Chilcott PLC	524,924	7,548
		128,298
TOTAL HEALTH CARE		305,309
INDUSTRIALS - 8.4%
Aerospace & Defense - 0.5%
General Dynamics Corp.	200,000	14,792
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Building Products - 0.2%
A.O. Smith Corp.	65,600	$ 4,948
Commercial Services & Supplies - 0.7%
Republic Services, Inc.	565,300	19,265
Construction & Engineering - 0.4%
MasTec, Inc. (a)	279,000	7,756
URS Corp.	65,600	2,881
		10,637
Electrical Equipment - 0.2%
Eaton Corp. PLC	100,000	6,141
Industrial Conglomerates - 1.9%
Danaher Corp.	445,900	27,173
General Electric Co.	1,026,100	22,872
		50,045
Machinery - 2.1%
Ingersoll-Rand PLC	528,900	28,455
Oshkosh Truck Corp. (a)	447,400	17,565
Terex Corp. (a)	410,100	11,729
		57,749
Professional Services - 2.1%
Dun & Bradstreet Corp.	168,300	14,886
Manpower, Inc.	779,781	41,453
		56,339
Trading Companies & Distributors - 0.3%
AerCap Holdings NV (a)	454,700	7,216
TOTAL INDUSTRIALS		227,132
INFORMATION TECHNOLOGY - 18.6%
Communications Equipment - 2.6%
Brocade Communications Systems, Inc. (a)	3,943,400	22,951
Cisco Systems, Inc.	2,210,300	46,239
		69,190
Computers & Peripherals - 4.3%
Apple, Inc.	131,200	58,089
Hewlett-Packard Co.	227,500	4,687
NCR Corp. (a)	254,300	6,935
SanDisk Corp. (a)	48,700	2,554
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Seagate Technology	604,400	$ 22,181
Western Digital Corp.	398,500	22,029
		116,475
Internet Software & Services - 2.7%
Google, Inc. Class A (a)	62,200	51,288
Yahoo!, Inc. (a)	911,000	22,529
		73,817
IT Services - 3.2%
Alliance Data Systems Corp. (a)	188,000	32,293
Computer Sciences Corp.	147,600	6,915
Fidelity National Information Services, Inc.	328,100	13,797
IBM Corp.	164,000	33,217
		86,222
Semiconductors & Semiconductor Equipment - 1.8%
Samsung Electronics Co. Ltd.	34,908	48,166
Software - 4.0%
Microsoft Corp.	461,502	15,276
Oracle Corp.	2,392,800	78,436
Symantec Corp. (a)	590,500	14,349
		108,061
TOTAL INFORMATION TECHNOLOGY		501,931
MATERIALS - 3.1%
Chemicals - 1.6%
Ashland, Inc.	164,200	13,991
Eastman Chemical Co.	217,400	14,490
LyondellBasell Industries NV Class A	250,000	15,175
		43,656
Containers & Packaging - 1.2%
Rock-Tenn Co. Class A	322,100	32,255
Paper & Forest Products - 0.3%
International Paper Co.	150,000	7,047
TOTAL MATERIALS		82,958
Common Stocks - continued
	Shares	Value (000s)
TELECOMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 1.5%
Nippon Telegraph & Telephone Corp. sponsored ADR (d)	233,700	$ 5,812
Verizon Communications, Inc.	650,000	35,042
		40,854
Wireless Telecommunication Services - 1.4%
MetroPCS Communications, Inc. (a)	557,700	6,603
NTT DoCoMo, Inc. sponsored ADR	360,900	5,980
Vodafone Group PLC sponsored ADR	797,900	24,408
		36,991
TOTAL TELECOMMUNICATION SERVICES		77,845
UTILITIES - 4.8%
Electric Utilities - 3.5%
Edison International	557,300	29,983
ITC Holdings Corp.	81,700	7,534
PNM Resources, Inc.	2,399,000	57,600
		95,117
Multi-Utilities - 1.3%
PG&E Corp.	712,300	34,504
TOTAL UTILITIES		129,621
TOTAL COMMON STOCKS (Cost $2,373,847)		2,634,498
Money Market Funds - 2.5%

Fidelity Cash Central Fund, 0.13% (b)	66,668,547	66,669
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	260,100	260
TOTAL MONEY MARKET FUNDS (Cost $66,929)		66,929
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $2,440,776)		2,701,427
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(1,361)
NET ASSETS - 100%		$ 2,700,066
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 103
Fidelity Securities Lending Cash Central Fund	97
Total	$ 200
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 304,077	$ 304,077	$ -	$ -
Consumer Staples	353,580	325,187	28,393	-
Energy	261,173	261,173	-	-
Financials	390,872	390,872	-	-
Health Care	305,309	305,309	-	-
Industrials	227,132	227,132	-	-
Information Technology	501,931	501,931	-	-
Materials	82,958	82,958	-	-
Telecommunication Services	77,845	77,845	-	-
Utilities	129,621	129,621	-	-
Money Market Funds	66,929	66,929	-	-
Total Investments in Securities:	$ 2,701,427	$ 2,673,034	$ 28,393	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended April 30, 2013. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total (000s)
Level 1 to Level 2	$ 33,160
Level 2 to Level 1	$ 0
Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	88.8%
United Kingdom	2.7%
Ireland	2.4%
Korea (South)	1.8%
Japan	1.5%
Bermuda	1.2%
Others (Individually Less Than 1%)	1.6%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $254) - See accompanying schedule: Unaffiliated issuers (cost $2,373,847)	$ 2,634,498
Fidelity Central Funds (cost $66,929)	66,929
Total Investments (cost $2,440,776)		$ 2,701,427
Foreign currency held at value (cost $242)		246
Receivable for investments sold		87,500
Receivable for fund shares sold		248
Dividends receivable		2,604
Distributions receivable from Fidelity Central Funds		7
Prepaid expenses		4
Receivable from investment adviser		221
Other receivables		428
Total assets		2,792,685

Liabilities
Payable for investments purchased	$ 89,885
Payable for fund shares redeemed	1,789
Other affiliated payables	355
Other payables and accrued expenses	330
Collateral on securities loaned, at value	260
Total liabilities		92,619

Net Assets		$ 2,700,066
Net Assets consist of:
Paid in capital		$ 3,529,362
Undistributed net investment income		13,758
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,103,699)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		260,645
Net Assets		$ 2,700,066

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2013 (Unaudited)

Disciplined Equity: Net Asset Value, offering price and redemption price per share ($1,833,816 ÷ 66,359 shares)	$ 27.63

Class K: Net Asset Value, offering price and redemption price per share ($148,779 ÷ 5,390 shares)	$ 27.60

Class F: Net Asset Value, offering price and redemption price per share ($717,471 ÷ 26,011 shares)	$ 27.58

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 36,002
Income from Fidelity Central Funds		200
Total income		36,202

Expenses
Management fee Basic fee	$ 9,723
Performance adjustment	(9,309)
Transfer agent fees	2,088
Accounting and security lending fees	448
Custodian fees and expenses	56
Independent trustees' compensation	14
Registration fees	29
Audit	36
Legal	12
Miscellaneous	22
Total expenses before reductions	3,119
Expense reductions	(1,842)	1,277
Net investment income (loss)		34,925
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	79,991
Redemption in-kind with affiliated entities	306,870
Foreign currency transactions	(206)
Total net realized gain (loss)		386,655
Change in net unrealized appreciation (depreciation) on: Investment securities	1,971
Assets and liabilities in foreign currencies	(1)
Total change in net unrealized appreciation (depreciation)		1,970
Net gain (loss)		388,625
Net increase (decrease) in net assets resulting from operations		$ 423,550

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 34,925	$ 151,982
Net realized gain (loss)	386,655	764,709
Change in net unrealized appreciation (depreciation)	1,970	252,550
Net increase (decrease) in net assets resulting from operations	423,550	1,169,241
Distributions to shareholders from net investment income	(126,307)	(149,685)
Share transactions - net increase (decrease)	(4,468,545)	(4,169,470)
Total increase (decrease) in net assets	(4,171,302)	(3,149,914)

Net Assets
Beginning of period	6,871,368	10,021,282
End of period (including undistributed net investment income of $13,758 and undistributed net investment income of $105,140, respectively)	$ 2,700,066	$ 6,871,368

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Disciplined Equity

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 24.47	$ 21.79	$ 21.67	$ 19.72	$ 18.78	$ 33.37
Income from Investment Operations
Net investment income (loss) D	.25	.40	.28	.18	.24	.29
Net realized and unrealized gain (loss)	3.46	2.59	.05	1.99	.96	(12.19)
Total from investment operations	3.71	2.99	.33	2.17	1.20	(11.90)
Distributions from net investment income	(.55)	(.31)	(.21)	(.22)	(.26)	(.26)
Distributions from net realized gain	-	-	-	-	-	(2.43)
Total distributions	(.55)	(.31)	(.21)	(.22)	(.26)	(2.69)
Net asset value, end of period	$ 27.63	$ 24.47	$ 21.79	$ 21.67	$ 19.72	$ 18.78
Total Return B, C	15.46%	13.95%	1.51%	11.05%	6.64%	(38.68)%
Ratios to Average Net Assets E, G
Expenses before reductions	.22% A	.54%	.59%	.70%	.84%	.87%
Expenses net of fee waivers, if any	.22% A	.54%	.59%	.70%	.84%	.87%
Expenses net of all reductions	.11% A,H	.52%	.58%	.68%	.83%	.87%
Net investment income (loss)	1.95% A	1.72%	1.22%	.85%	1.37%	1.10%
Supplemental Data
Net assets, end of period (in millions)	$ 1,834	$ 3,948	$ 7,233	$ 8,943	$ 10,530	$ 9,804
Portfolio turnover rate F	154% A	147%	153%	146%	200%	186%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The annualized ratio of expenses net of all reductions to average net assets includes non-recurring payments by certain of the Fund's brokers for commissions recaptured during the period. Excluding these payments, the ratio would have been 0.20%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 24.49	$ 21.81	$ 21.69	$ 19.74	$ 18.79	$ 27.38
Income from Investment Operations
Net investment income (loss) D	.28	.43	.31	.22	.28	.12
Net realized and unrealized gain (loss)	3.43	2.60	.06	1.99	.96	(8.71)
Total from investment operations	3.71	3.03	.37	2.21	1.24	(8.59)
Distributions from net investment income	(.60)	(.35)	(.25)	(.26)	(.29)	-
Net asset value, end of period	$ 27.60	$ 24.49	$ 21.81	$ 21.69	$ 19.74	$ 18.79
Total Return B, C	15.52%	14.14%	1.68%	11.25%	6.92%	(31.37)%
Ratios to Average Net Assets E, H
Expenses before reductions	.03% A	.39%	.43%	.52%	.61%	.71% A
Expenses net of fee waivers, if any	.03% A	.39%	.43%	.52%	.61%	.71% A
Expenses net of all reductions	(.11)% A,I, J	.37%	.42%	.51%	.60%	.71% A
Net investment income (loss)	2.17% A	1.87%	1.38%	1.03%	1.59%	1.30% A
Supplemental Data
Net assets, end of period (in millions)	$ 149	$ 131	$ 95	$ 141	$ 184	$ 49
Portfolio turnover rate F	154% A	147%	153%	146%	200%	186%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The annualized ratio of expenses net of all reductions to average net assets includes non-recurring payments by certain of the Fund's brokers for commissions recaptured during the period. Excluding these payments, the ratio would have been 0.00%.

J Amount shown does not correspond with the aggregate net expenses for the period due to the timing of management fee performance adjustments and the recapture of brokerage commissions in relation to fluctuating net assets of the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009 G
Selected Per-Share Data
Net asset value, beginning of period	$ 24.47	$ 21.80	$ 21.69	$ 19.74	$ 17.52
Income from Investment Operations
Net investment income (loss) D	.26	.44	.32	.22	.02
Net realized and unrealized gain (loss)	3.47	2.60	.05	2.00	2.20
Total from investment operations	3.73	3.04	.37	2.22	2.22
Distributions from net investment income	(.62)	(.37)	(.26)	(.27)	-
Net asset value, end of period	$ 27.58	$ 24.47	$ 21.80	$ 21.69	$ 19.74
Total Return B, C	15.59%	14.18%	1.70%	11.31%	12.67%
Ratios to Average Net Assets E, H
Expenses before reductions	.10% A	.34%	.38%	.47%	.50% A
Expenses net of fee waivers, if any	.10% A	.34%	.38%	.47%	.50% A
Expenses net of all reductions	.02% A,I	.32%	.37%	.45%	.49% A
Net investment income (loss)	2.04% A	1.92%	1.43%	1.08%	.25% A
Supplemental Data
Net assets, end of period (in millions)	$ 717	$ 2,792	$ 2,693	$ 1,359	$ 75
Portfolio turnover rate F	154% A	147%	153%	146%	200%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period June 26, 2009 (commencement of sale of shares) to October 31, 2009.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I The annualized ratio of expenses net of all reductions to average net assets includes non-recurring payments by certain of the Fund's brokers for commissions recaptured during the period. Excluding these payments, the ratio would have been 0.09%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Disciplined Equity Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Disciplined Equity, Class K and Class F shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager. Subsequent to period end, all Class F shares were redeemed and the Fund no longer offers Class F shares to investors.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, including information on transfers between Levels 1 and 2 is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

3. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, partnerships, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 288,664
Gross unrealized depreciation	(29,724)
Net unrealized appreciation (depreciation) on securities and other investments	$ 258,940

Tax cost	$ 2,442,487

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (935,620)

Due to large redemptions in May 2013, $1,481,421 of capital losses that will be available to offset future capital gains of the Fund will be limited to approximately $47,725 per year. As a result, at least $545,801 of these losses will expire unused and is not included in the table above.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,839,808 and $7,212,300, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Disciplined Equity as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .02% of the Fund's average net assets. The total annualized management fee rate for each class varied from the total fund rate due to the timing of performance adjustments in relation to fluctuations in the net assets of each class during the period.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund, except for Class K and Class F. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Disciplined Equity	$ 2,054.18
Class K	34.05
	$ 2,088

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $66 for the period.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

5. Fees and Other Transactions with Affiliates - continued

Interfund Lending Program - continued

with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 6,687.43%		$ -*

* Amount represents eighty dollars.

Redemptions In-Kind. During the period, 182,076 shares of the Fund held by affiliated entities were redeemed for cash and securities with a value of $4,434,339. The net realized gain of $306,870 on securities delivered through in-kind redemptions is included in the accompanying Statement of Operations. The amount of in-kind redemptions is included in share transactions in the accompanying Statement of Changes in Net Assets, as well as Note 10: Share Transactions. The Fund recognized no gain or loss for federal income tax purposes.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $6 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency

Semiannual Report

7. Security Lending - continued

or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $97, including $9 from securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $350 for the period. Also, certain of the Fund's brokers made non-recurring commission recapture payments to the Fund during the period which offset fund expenses in the amount of $1,491.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $1.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Disciplined Equity	$ 70,124	$ 100,145
Class K	3,282	1,554
Class F	52,901	47,986
Total	$ 126,307	$ 149,685

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Disciplined Equity
Shares sold	2,328	11,526	$ 58,716	$ 264,379
Reinvestment of distributions	2,833	4,640	68,826	99,208
Shares redeemed	(100,124) A	(186,807)	(2,453,171) A	(4,297,497)
Net increase (decrease)	(94,963)	(170,641)	$ (2,325,629)	$ (3,933,910)
Class K
Shares sold	537	3,039	$ 13,607	$ 69,662
Reinvestment of distributions	135	73	3,282	1,554
Shares redeemed	(640)	(2,124)	(16,236)	(49,699)
Net increase (decrease)	32	988	$ 653	$ 21,517
Class F
Shares sold	5,456	60,590	$ 135,602	$ 1,374,571
Reinvestment of distributions	2,182	2,248	52,901	47,986
Shares redeemed	(95,722) A	(72,255)	(2,332,072) A	(1,679,634)
Net increase (decrease)	(88,084)	(9,417)	$ (2,143,569)	$ (257,077)

A Amount includes in-kind redemptions (see Note 5: Redemptions In-Kind).

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the Fidelity Freedom Funds and Fidelity Freedom K Funds were the owners of record, in aggregate, of approximately 48% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc. (FIIOC)

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

FDE-F-SANN-0613
1.891699.103

Fidelity®

Value

Fund

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Value	.60%
Actual		$ 1,000.00	$ 1,193.10	$ 3.26
HypotheticalA		$ 1,000.00	$ 1,021.82	$ 3.01
Class K	.47%
Actual		$ 1,000.00	$ 1,194.00	$ 2.56
HypotheticalA		$ 1,000.00	$ 1,022.46	$ 2.36

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Sempra Energy	1.6	1.8
Edison International	1.4	1.4
Berkshire Hathaway, Inc. Class B	1.4	1.6
Northeast Utilities	1.3	1.4
Marathon Petroleum Corp.	1.1	0.4
Kennedy-Wilson Holdings, Inc.	1.1	1.1
ITC Holdings Corp.	1.0	1.1
Stanley Black & Decker, Inc.	1.0	0.9
U.S. Bancorp	1.0	1.1
Ventas, Inc.	1.0	0.9
	11.9
Top Five Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.1	27.0
Industrials	12.9	12.3
Information Technology	10.4	10.6
Consumer Discretionary	10.0	10.6
Utilities	8.6	8.9
Asset Allocation (% of fund's net assets)
As of April 30, 2013 *		As of October 31, 2012 **
	Stocks and Equity Futures 96.6%		Stocks and Equity Futures 98.1%
	Bonds 0.2%		Bonds 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 3.2%		Short-Term Investments and Net Other Assets (Liabilities) 1.9%
* Foreign investments	16.1%	** Foreign investments	16.1%

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.0%
Auto Components - 1.0%
Delphi Automotive PLC	1,116,748	$ 51,605
Tenneco, Inc. (a)	551,028	21,308
		72,913
Automobiles - 0.1%
Harley-Davidson, Inc.	193,572	10,579
Diversified Consumer Services - 0.6%
Anhanguera Educacional Participacoes SA	262,624	4,727
DeVry, Inc.	313,086	8,770
H&R Block, Inc.	745,588	20,683
Strayer Education, Inc. (e)	258,167	12,227
		46,407
Hotels, Restaurants & Leisure - 0.5%
Brinker International, Inc.	622,934	24,232
Sonic Corp. (a)	1,246,617	15,620
		39,852
Household Durables - 1.5%
Harman International Industries, Inc.	444,786	19,886
Jarden Corp. (a)	808,385	36,385
Whirlpool Corp.	478,095	54,637
		110,908
Internet & Catalog Retail - 0.7%
Liberty Media Corp.:
Interactive Series A (a)	2,132,145	45,393
Series A (a)	127,751	9,386
		54,779
Leisure Equipment & Products - 0.2%
Brunswick Corp.	342,886	10,856
Media - 1.0%
CBS Corp. Class B	330,459	15,128
DIRECTV (a)	237,320	13,423
News Corp. Class A	773,290	23,949
UBM PLC	1,043,300	11,863
Valassis Communications, Inc.	471,351	12,081
		76,444
Multiline Retail - 0.3%
Kohl's Corp.	415,227	19,541
Specialty Retail - 3.9%
Abercrombie & Fitch Co. Class A	429,815	21,302
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Advance Auto Parts, Inc.	144,378	$ 12,110
American Eagle Outfitters, Inc.	996,623	19,384
Ascena Retail Group, Inc. (a)	2,512,426	46,480
Bed Bath & Beyond, Inc. (a)	246,660	16,970
Best Buy Co., Inc.	569,566	14,803
Chico's FAS, Inc.	1,237,771	22,614
Express, Inc. (a)	2,005,822	36,526
Jos. A. Bank Clothiers, Inc. (a)(e)	415,258	18,138
OfficeMax, Inc.	1,779,039	20,477
Rent-A-Center, Inc.	482,870	16,867
Staples, Inc.	2,303,256	30,495
WH Smith PLC (e)	982,799	11,289
		287,455
Textiles, Apparel & Luxury Goods - 0.2%
Gildan Activewear, Inc.	396,800	15,955
TOTAL CONSUMER DISCRETIONARY		745,689
CONSUMER STAPLES - 5.6%
Beverages - 2.1%
Coca-Cola Enterprises, Inc.	1,330,846	48,749
Cott Corp.	1,357,667	14,918
Dr. Pepper Snapple Group, Inc.	262,863	12,836
Molson Coors Brewing Co. Class B	898,397	46,357
Monster Beverage Corp. (a)	306,825	17,305
Treasury Wine Estates Ltd.	2,239,992	13,562
		153,727
Food & Staples Retailing - 0.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	211,400	12,844
CVS Caremark Corp.	336,272	19,564
Kroger Co.	344,404	11,841
Walgreen Co.	242,814	12,022
		56,271
Food Products - 1.7%
Bunge Ltd.	125,862	9,088
ConAgra Foods, Inc.	483,990	17,119
Danone SA	229,500	17,533
Dean Foods Co. (a)	540,049	10,337
Ingredion, Inc.	353,453	25,452
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Orkla ASA (A Shares)	1,426,622	$ 12,840
The J.M. Smucker Co.	293,731	30,322
		122,691
Household Products - 0.6%
Procter & Gamble Co.	235,800	18,102
Reckitt Benckiser Group PLC	405,627	29,589
		47,691
Tobacco - 0.4%
Lorillard, Inc.	750,399	32,185
TOTAL CONSUMER STAPLES		412,565
ENERGY - 8.5%
Energy Equipment & Services - 2.7%
Cameron International Corp. (a)	904,495	55,672
Fugro NV (Certificaten Van Aandelen)	275,700	15,948
Halliburton Co.	649,635	27,785
National Oilwell Varco, Inc.	405,815	26,467
Oil States International, Inc. (a)	97,957	8,753
Patterson-UTI Energy, Inc.	1,321,990	27,881
Rowan Companies PLC (a)	1,275,998	41,508
		204,014
Oil, Gas & Consumable Fuels - 5.8%
Anadarko Petroleum Corp.	486,690	41,252
Atlas Pipeline Partners LP	368,400	13,388
BPZ Energy, Inc. (a)	2,283,600	4,887
Cloud Peak Energy, Inc. (a)	762,674	14,903
Energen Corp.	980,798	46,509
EQT Corp.	448,884	33,720
Exxon Mobil Corp.	125,420	11,161
Marathon Petroleum Corp.	1,079,086	84,557
Markwest Energy Partners LP	318,500	20,129
Noble Energy, Inc.	234,400	26,555
Northern Oil & Gas, Inc. (a)	691,900	8,919
Phillips 66	332,727	20,280
The Williams Companies, Inc.	1,062,408	40,510
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Whiting Petroleum Corp. (a)	934,003	$ 41,563
WPX Energy, Inc. (a)	1,471,070	22,993
		431,326
TOTAL ENERGY		635,340
FINANCIALS - 25.9%
Capital Markets - 2.7%
Ameriprise Financial, Inc.	450,255	33,558
Apollo Global Management LLC Class A	205,200	5,524
Bank of New York Mellon Corp.	201,704	5,692
Invesco Ltd.	2,002,846	63,570
KKR & Co. LP	1,030,542	21,641
State Street Corp.	292,620	17,109
The Blackstone Group LP	1,356,504	27,876
UBS AG	1,365,999	24,367
		199,337
Commercial Banks - 5.4%
Bank of Ireland (a)	78,653,836	17,448
Barclays PLC sponsored ADR	1,036,700	18,640
CIT Group, Inc. (a)	1,486,140	63,176
DnB ASA	1,253,895	20,494
First Citizen Bancshares, Inc.	127,901	23,843
First Citizen Bancshares, Inc. (h)	158,592	26,608
Heritage Financial Corp., Washington	69,395	968
Itau Unibanco Holding SA sponsored ADR	3,264,162	54,936
PNC Financial Services Group, Inc.	514,655	34,935
U.S. Bancorp	2,180,012	72,551
Wells Fargo & Co.	1,812,311	68,832
		402,431
Consumer Finance - 1.1%
Capital One Financial Corp.	501,611	28,983
Cash America International, Inc.	149,660	6,530
EZCORP, Inc. (non-vtg.) Class A (a)	49,600	838
SLM Corp.	2,384,235	49,234
		85,585
Diversified Financial Services - 1.7%
IntercontinentalExchange, Inc. (a)(e)	192,859	31,423
JPMorgan Chase & Co.	640,051	31,369
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
McGraw-Hill Companies, Inc.	725,449	$ 39,254
The NASDAQ Stock Market, Inc.	839,615	24,752
		126,798
Insurance - 7.8%
AFLAC, Inc.	703,072	38,275
Aon PLC	275,668	16,637
Berkshire Hathaway, Inc. Class B (a)	967,012	102,813
Everest Re Group Ltd.	211,818	28,593
Fairfax Financial Holdings Ltd. (sub. vtg.)	163,861	65,735
Greenlight Capital Re, Ltd. (a)	520,356	12,806
Mercury General Corp.	393,948	18,007
MetLife, Inc.	802,764	31,300
Old Republic International Corp.	3,528,874	47,640
Primerica, Inc.	588,500	19,985
ProAssurance Corp.	588,869	28,849
Progressive Corp.	307,400	7,774
Reinsurance Group of America, Inc.	451,593	28,247
StanCorp Financial Group, Inc.	1,025,875	44,297
Torchmark Corp.	631,201	39,179
Unum Group	692,205	19,306
Validus Holdings Ltd.	781,438	30,171
		579,614
Real Estate Investment Trusts - 5.0%
American Tower Corp.	503,491	42,288
Boston Properties, Inc.	240,752	26,345
Douglas Emmett, Inc.	860,349	22,515
Equity Lifestyle Properties, Inc.	468,692	38,081
Eurobank Properties Real Estate Investment Co. (f)	3,219,700	26,628
iStar Financial, Inc. (a)	743,299	8,682
MFA Financial, Inc.	2,252,302	20,879
NorthStar Realty Finance Corp.	1,362,704	13,586
Prologis, Inc.	916,585	38,451
Ryman Hospitality Properties, Inc.	59,479	2,644
Simon Property Group, Inc.	53,200	9,473
SL Green Realty Corp.	404,173	36,658
Sun Communities, Inc.	219,800	11,243
Ventas, Inc.	906,855	72,213
		369,686
Real Estate Management & Development - 2.1%
Brookfield Asset Management, Inc. Class A	140,300	5,416
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
CBRE Group, Inc. (a)	982,473	$ 23,795
Forest City Enterprises, Inc. Class A (a)	1,349,019	25,186
Forestar Group, Inc. (a)	861,019	18,546
Kennedy-Wilson Holdings, Inc.	5,037,349	83,771
		156,714
Thrifts & Mortgage Finance - 0.1%
People's United Financial, Inc.	796,645	10,484
TOTAL FINANCIALS		1,930,649
HEALTH CARE - 6.9%
Biotechnology - 0.4%
Elan Corp. PLC sponsored ADR (a)	2,632,600	30,801
Health Care Equipment & Supplies - 1.1%
St. Jude Medical, Inc.	960,565	39,594
Stryker Corp.	263,279	17,266
The Cooper Companies, Inc.	89,024	9,828
Zimmer Holdings, Inc.	189,290	14,471
		81,159
Health Care Providers & Services - 3.4%
CIGNA Corp.	543,825	35,985
Emeritus Corp. (a)	1,156,108	29,712
Express Scripts Holding Co. (a)	217,616	12,920
Health Management Associates, Inc. Class A (a)	1,815,200	20,857
Humana, Inc.	364,876	27,041
LifePoint Hospitals, Inc. (a)	348,016	16,705
McKesson Corp.	141,512	14,975
MEDNAX, Inc. (a)	180,797	16,042
Quest Diagnostics, Inc.	479,000	26,982
UnitedHealth Group, Inc.	394,800	23,660
Universal Health Services, Inc. Class B	415,680	27,680
		252,559
Life Sciences Tools & Services - 0.4%
Lonza Group AG	223,148	15,540
QIAGEN NV (a)	601,400	11,956
		27,496
Pharmaceuticals - 1.6%
Actavis, Inc. (a)	172,000	18,186
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
AVANIR Pharmaceuticals Class A (a)(e)	2,129,558	$ 6,793
Endo Health Solutions, Inc. (a)	1,001,104	36,680
Hospira, Inc. (a)	555,700	18,405
Impax Laboratories, Inc. (a)	672,894	11,776
Jazz Pharmaceuticals PLC (a)	200,100	11,676
ViroPharma, Inc. (a)	110,436	3,009
Warner Chilcott PLC	965,451	13,883
		120,408
TOTAL HEALTH CARE		512,423
INDUSTRIALS - 12.9%
Aerospace & Defense - 1.5%
Esterline Technologies Corp. (a)	180,377	13,535
General Dynamics Corp.	497,050	36,762
Meggitt PLC	2,339,234	17,027
Spirit AeroSystems Holdings, Inc. Class A (a)	800,448	16,001
Textron, Inc.	1,045,738	26,928
		110,253
Air Freight & Logistics - 0.8%
FedEx Corp.	206,932	19,454
UTI Worldwide, Inc.	2,636,065	38,724
		58,178
Building Products - 0.3%
Owens Corning (a)	502,466	21,134
Commercial Services & Supplies - 0.6%
Intrum Justitia AB	922,087	18,994
Waste Management, Inc.	599,021	24,548
		43,542
Construction & Engineering - 1.8%
AECOM Technology Corp. (a)	2,170,514	63,097
Foster Wheeler AG (a)	109,796	2,317
URS Corp.	1,537,619	67,532
		132,946
Electrical Equipment - 1.7%
Babcock & Wilcox Co.	655,500	17,830
Eaton Corp. PLC	1,039,191	63,817
General Cable Corp. (a)	565,214	19,489
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Prysmian SpA (e)	711,100	$ 14,356
Regal-Beloit Corp.	148,200	11,651
		127,143
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc.	302,510	19,624
Koninklijke Philips Electronics NV	398,834	11,039
		30,663
Machinery - 3.3%
Cummins, Inc.	160,700	17,097
GEA Group AG	322,479	10,908
Harsco Corp.	958,428	20,922
Ingersoll-Rand PLC	354,292	19,061
ITT Corp.	686,825	18,956
Pentair Ltd.	316,652	17,210
Snap-On, Inc.	233,454	20,124
Stanley Black & Decker, Inc.	977,436	73,122
Terex Corp. (a)	983,304	28,122
Timken Co.	324,543	17,061
		242,583
Marine - 0.1%
Ultrapetrol (Bahamas) Ltd. (a)	3,086,772	7,161
Professional Services - 1.0%
Dun & Bradstreet Corp. (e)	255,308	22,582
FTI Consulting, Inc. (a)	418,310	13,854
Manpower, Inc.	335,696	17,846
Towers Watson & Co.	308,769	22,515
		76,797
Road & Rail - 1.0%
Con-way, Inc.	1,125,447	38,040
CSX Corp.	1,016,180	24,988
Quality Distribution, Inc. (a)(f)	1,719,587	13,688
		76,716
Trading Companies & Distributors - 0.4%
AerCap Holdings NV (a)	606,047	9,618
WESCO International, Inc. (a)	314,219	22,526
		32,144
TOTAL INDUSTRIALS		959,260
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 10.4%
Communications Equipment - 0.3%
Cisco Systems, Inc.	1,016,458	$ 21,264
Computers & Peripherals - 0.5%
Hewlett-Packard Co.	1,145,727	23,602
Western Digital Corp.	286,836	15,856
		39,458
Electronic Equipment & Components - 2.8%
Aeroflex Holding Corp. (a)	1,044,931	7,774
Arrow Electronics, Inc. (a)	783,705	30,745
Benchmark Electronics, Inc. (a)	427,830	7,632
Corning, Inc.	720,320	10,445
Flextronics International Ltd. (a)	6,515,332	46,585
Ingram Micro, Inc. Class A (a)	827,186	14,732
Jabil Circuit, Inc.	2,920,706	51,989
TE Connectivity Ltd.	475,984	20,729
TTM Technologies, Inc. (a)	2,321,708	16,786
		207,417
IT Services - 2.2%
Acxiom Corp. (a)	737,231	14,664
Amdocs Ltd.	577,332	20,611
Fidelity National Information Services, Inc.	622,895	26,193
Fiserv, Inc. (a)	180,248	16,422
Global Payments, Inc.	498,576	23,134
Sapient Corp. (a)	1,391,542	16,253
Sykes Enterprises, Inc. (a)	718,677	11,060
Total System Services, Inc.	760,925	17,973
Unisys Corp. (a)	875,938	16,757
		163,067
Office Electronics - 0.3%
Xerox Corp.	3,001,986	25,757
Semiconductors & Semiconductor Equipment - 1.9%
Broadcom Corp. Class A	717,406	25,827
Freescale Semiconductor Holdings I Ltd. (a)(e)	773,451	11,973
Intersil Corp. Class A	3,589,460	27,854
Marvell Technology Group Ltd.	2,278,982	24,522
ON Semiconductor Corp. (a)	2,137,678	16,802
PMC-Sierra, Inc. (a)	2,021,362	11,643
Skyworks Solutions, Inc. (a)	884,395	19,519
		138,140
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 2.4%
Activision Blizzard, Inc.	1,311,117	$ 19,601
Autodesk, Inc. (a)	362,757	14,285
BMC Software, Inc. (a)	167,067	7,598
Check Point Software Technologies Ltd. (a)	434,715	20,266
Comverse, Inc.	419,922	11,141
Constellation Software, Inc.	69,400	9,472
Electronic Arts, Inc. (a)	1,393,821	24,545
Oracle Corp.	1,154,503	37,845
Symantec Corp. (a)	780,166	18,958
Verint Systems, Inc. (a)	344,721	11,390
		175,101
TOTAL INFORMATION TECHNOLOGY		770,204
MATERIALS - 5.9%
Chemicals - 3.3%
Air Products & Chemicals, Inc.	214,542	18,657
Albemarle Corp.	402,186	24,634
Ashland, Inc.	635,855	54,181
Cabot Corp.	294,600	11,065
Cytec Industries, Inc.	284,900	20,758
Eastman Chemical Co.	534,409	35,618
LyondellBasell Industries NV Class A	335,020	20,336
Methanex Corp.	408,708	17,323
Mexichem S.A.B. de CV	1,628,500	8,301
RPM International, Inc.	382,448	12,391
Westlake Chemical Corp.	212,264	17,648
		240,912
Containers & Packaging - 1.7%
Ball Corp.	427,992	18,883
Nampak Ltd.	3,392,092	12,467
Rock-Tenn Co. Class A	714,431	71,543
Sonoco Products Co.	670,078	23,480
		126,373
Metals & Mining - 0.9%
Dominion Diamond Corp. (a)	465,939	7,386
Gem Diamonds Ltd. (a)	2,582,367	5,245
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Reliance Steel & Aluminum Co.	727,770	$ 47,356
Walter Energy, Inc. (e)	423,500	7,589
		67,576
TOTAL MATERIALS		434,861
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.1%
CenturyLink, Inc.	82,091	3,084
Frontier Communications Corp. (e)	2,095,304	8,716
		11,800
Wireless Telecommunication Services - 0.4%
NII Holdings, Inc. (a)(e)	1,132,357	9,852
Sprint Nextel Corp. (a)	2,545,404	17,945
		27,797
TOTAL TELECOMMUNICATION SERVICES		39,597
UTILITIES - 8.6%
Electric Utilities - 4.8%
Edison International	1,990,470	107,087
ITC Holdings Corp.	823,712	75,963
NextEra Energy, Inc.	175,893	14,429
Northeast Utilities	2,113,479	95,804
NV Energy, Inc.	1,634,200	35,348
PNM Resources, Inc.	1,118,372	26,852
		355,483
Gas Utilities - 0.7%
Atmos Energy Corp.	748,142	33,195
Questar Corp.	810,130	20,569
		53,764
Independent Power Producers & Energy Traders - 0.3%
Calpine Corp. (a)	378,960	8,235
The AES Corp.	884,175	12,255
		20,490
Multi-Utilities - 2.8%
NiSource, Inc.	2,095,098	64,382
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
PG&E Corp.	522,520	$ 25,311
Sempra Energy	1,494,997	123,860
		213,553
TOTAL UTILITIES		643,290
TOTAL COMMON STOCKS (Cost $6,377,510)		7,083,878
Nonconvertible Bonds - 0.2%
		Principal Amount (000s)(d)
FINANCIALS - 0.2%
Commercial Banks - 0.2%
Bank of Ireland 10% 7/30/16	EUR	10,286	14,232
TOTAL NONCONVERTIBLE BONDS (Cost $13,562)			14,232
U.S. Treasury Obligations - 0.0%

U.S. Treasury Bills, yield at date of purchase 0.05% 7/5/13 (g) (Cost $1,560)		1,560	1,560
Money Market Funds - 3.1%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	172,120,150	172,120
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	60,257,659	60,258
TOTAL MONEY MARKET FUNDS (Cost $232,378)		232,378
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $6,625,010)		7,332,048
NET OTHER ASSETS (LIABILITIES) - 1.5%		112,961
NET ASSETS - 100%		$ 7,445,009
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
917 CME E-mini S&P Midcap 400 Index Contracts	June 2013	$ 106,161	$ 972

The face value of futures purchased as a percentage of net assets is 1.4%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $980,000.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,608,000 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
First Citizen Bancshares, Inc.	12/21/12	$ 22,203
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 141
Fidelity Securities Lending Cash Central Fund	481
Total	$ 622
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Eurobank Properties Real Estate Investment Co.	$ -	$ 21,537	$ -	$ -	$ 26,628
Quality Distribution, Inc.	14,055	685	-	-	13,688
Ultrapetrol (Bahamas) Ltd.	4,563	1,064	1,119	-	-
Vitran Corp., Inc.	8,577	-	7,627	-	-
Total	$ 27,195	$ 23,286	$ 8,746	$ -	$ 40,316
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 745,689	$ 745,689	$ -	$ -
Consumer Staples	412,565	412,565	-	-
Energy	635,340	635,340	-	-
Financials	1,930,649	1,862,226	68,423	-
Health Care	512,423	512,423	-	-
Industrials	959,260	948,221	11,039	-
Information Technology	770,204	770,204	-	-
Materials	434,861	434,861	-	-
Telecommunication Services	39,597	39,597	-	-
Utilities	643,290	643,290	-	-
Corporate Bonds	14,232	-	14,232	-
U.S. Government and Government Agency Obligations	1,560	-	1,560	-
Money Market Funds	232,378	232,378	-	-
Total Investments in Securities:	$ 7,332,048	$ 7,236,794	$ 95,254	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 972	$ 972	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 972	$ -
Total Value of Derivatives	$ 972	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	83.9%
Ireland	2.4%
Bermuda	2.3%
Canada	2.0%
United Kingdom	1.9%
Others (Individually Less Than 1%)	7.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $58,301) - See accompanying schedule: Unaffiliated issuers (cost $6,358,957)	$ 7,059,354
Fidelity Central Funds (cost $232,378)	232,378
Other affiliated issuers (cost $33,675)	40,316
Total Investments (cost $6,625,010)		$ 7,332,048
Cash		19
Foreign currency held at value (cost $464)		464
Receivable for investments sold		47,696
Receivable for fund shares sold		180,131
Dividends receivable		5,079
Interest receivable		1,024
Distributions receivable from Fidelity Central Funds		70
Receivable for daily variation margin on futures contracts		664
Prepaid expenses		5
Receivable from investment adviser for expense reductions		10
Other receivables		630
Total assets		7,567,840

Liabilities
Payable for investments purchased	$ 53,162
Payable for fund shares redeemed	5,584
Accrued management fee	2,301
Other affiliated payables	1,070
Other payables and accrued expenses	456
Collateral on securities loaned, at value	60,258
Total liabilities		122,831

Net Assets		$ 7,445,009
Net Assets consist of:
Paid in capital		$ 8,531,446
Undistributed net investment income		15,160
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,809,631)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		708,034
Net Assets		$ 7,445,009

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2013 (Unaudited)

Value: Net Asset Value, offering price and redemption price per share ($6,352,582 ÷ 72,781 shares)	$ 87.28

Class K: Net Asset Value, offering price and redemption price per share ($1,092,427 ÷ 12,504 shares)	$ 87.37

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 74,227
Interest		392
Income from Fidelity Central Funds		622
Total income		75,241

Expenses
Management fee Basic fee	$ 18,740
Performance adjustment	(5,472)
Transfer agent fees	5,598
Accounting and security lending fees	583
Custodian fees and expenses	134
Independent trustees' compensation	21
Appreciation in deferred trustee compensation account	1
Registration fees	71
Audit	48
Legal	14
Miscellaneous	26
Total expenses before reductions	19,764
Expense reductions	(1,218)	18,546
Net investment income (loss)		56,695
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	383,424
Other affiliated issuers	(6,431)
Foreign currency transactions	(412)
Futures contracts	3,854
Total net realized gain (loss)		380,435
Change in net unrealized appreciation (depreciation) on: Investment securities	745,339
Assets and liabilities in foreign currencies	21
Futures contracts	1,181
Total change in net unrealized appreciation (depreciation)		746,541
Net gain (loss)		1,126,976
Net increase (decrease) in net assets resulting from operations		$ 1,183,671

See accompanying notes which are an integral part of the financial statements.

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Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 56,695	$ 69,971
Net realized gain (loss)	380,435	264,518
Change in net unrealized appreciation (depreciation)	746,541	622,194
Net increase (decrease) in net assets resulting from operations	1,183,671	956,683
Distributions to shareholders from net investment income	(86,331)	(59,276)
Distributions to shareholders from net realized gain	-	(2,930)
Total distributions	(86,331)	(62,206)
Share transactions - net increase (decrease)	12,065	(1,203,854)
Total increase (decrease) in net assets	1,109,405	(309,377)

Net Assets
Beginning of period	6,335,604	6,644,981
End of period (including undistributed net investment income of $15,160 and undistributed net investment income of $44,796, respectively)	$ 7,445,009	$ 6,335,604

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Value

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 74.14	$ 64.53	$ 64.09	$ 51.82	$ 43.78	$ 89.60
Income from Investment Operations
Net investment income (loss) D	.67	.74	.59	.66 G	.59	.75
Net realized and unrealized gain (loss)	13.48	9.48	.75	12.09	7.69	(38.92)
Total from investment operations	14.15	10.22	1.34	12.75	8.28	(38.17)
Distributions from net investment income	(1.01)	(.58)	(.88)	(.48)	(.24)	(.56)
Distributions from net realized gain	-	(.03)	(.02)	-	-	(7.09)
Total distributions	(1.01)	(.61)	(.90)	(.48)	(.24)	(7.65)
Net asset value, end of period	$ 87.28	$ 74.14	$ 64.53	$ 64.09	$ 51.82	$ 43.78
Total Return B, C	19.31%	15.99%	2.05%	24.74%	19.12%	(46.34)%
Ratios to Average Net Assets E, H
Expenses before reductions	.60% A	.68%	.60%	.64%	.64%	.76%
Expenses net of fee waivers, if any	.60% A	.68%	.60%	.64%	.64%	.76%
Expenses net of all reductions	.57% A	.68%	.59%	.63%	.64%	.76%
Net investment income (loss)	1.66% A	1.07%	.87%	1.12% G	1.41%	1.10%
Supplemental Data
Net assets, end of period (in millions)	$ 6,353	$ 5,571	$ 6,006	$ 7,276	$ 7,278	$ 11,066
Portfolio turnover rate F	86% A	77%	95%	148%	51%	50%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.23 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .73%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 74.27	$ 64.66	$ 64.24	$ 51.96	$ 43.82	$ 72.61
Income from Investment Operations
Net investment income (loss) D	.72	.85	.70	.76 G	.72	.25
Net realized and unrealized gain (loss)	13.50	9.47	.74	12.12	7.67	(29.04)
Total from investment operations	14.22	10.32	1.44	12.88	8.39	(28.79)
Distributions from net investment income	(1.12)	(.68)	(1.00)	(.60)	(.25)	-
Distributions from net realized gain	-	(.03)	(.02)	-	-	-
Total distributions	(1.12)	(.71)	(1.02)	(.60)	(.25)	-
Net asset value, end of period	$ 87.37	$ 74.27	$ 64.66	$ 64.24	$ 51.96	$ 43.82
Total Return B, C	19.40%	16.16%	2.20%	24.96%	19.39%	(39.65)%
Ratios to Average Net Assets E, I
Expenses before reductions	.47% A	.54%	.44%	.47%	.40%	.60% A
Expenses net of fee waivers, if any	.47% A	.54%	.44%	.47%	.40%	.60% A
Expenses net of all reductions	.43% A	.53%	.44%	.46%	.40%	.60% A
Net investment income (loss)	1.80% A	1.22%	1.02%	1.29% G	1.64%	1.17% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,092	$ 765	$ 639	$ 872	$ 484	$ 177
Portfolio turnover rate F	86% A	77%	95%	148%	51%	50%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.23 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .90%.

H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Value Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Value and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,021,501
Gross unrealized depreciation	(360,510)
Net unrealized appreciation (depreciation) on securities and other investments	$ 660,991

Tax cost	$ 6,671,057

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal subject to adjustment.

Fiscal year of expiration
2017	$ (1,809,894)
2018	(328,316)
Total capital loss carryforward	$ (2,138,210)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Fund. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $3,854 and a change in net unrealized appreciation (depreciation) of $1,181 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,832,474 and $2,994,333, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30%

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Value as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .39% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Value. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Value	$ 5,393.18
Class K	205.05
	$ 5,598

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $101 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,135. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $481, including $52 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,208 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $10.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Value	$ 74,787	$ 52,420
Class K	11,544	6,856
Total	$ 86,331	$ 59,276
From net realized gain
Value	$ -	$ 2,639
Class K	-	291
Total	$ -	$ 2,930

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Value
Shares sold	4,875	4,490	$ 398,757	$ 310,256
Reinvestment of distributions	950	833	71,165	52,550
Shares redeemed	(8,184)	(23,268)	(650,481)	(1,594,790)
Net increase (decrease)	(2,359)	(17,945)	$ (180,559)	$ (1,231,984)
Class K
Shares sold	3,625	4,935	$ 306,313	$ 339,901
Reinvestment of distributions	154	113	11,544	7,146
Shares redeemed	(1,569)	(4,630)	(125,233)	(318,917)
Net increase (decrease)	2,210	418	$ 192,624	$ 28,130

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

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VAL-USAN-0613
1.784919.110

Fidelity®

Value

Fund -
Class K

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Value	.60%
Actual		$ 1,000.00	$ 1,193.10	$ 3.26
HypotheticalA		$ 1,000.00	$ 1,021.82	$ 3.01
Class K	.47%
Actual		$ 1,000.00	$ 1,194.00	$ 2.56
HypotheticalA		$ 1,000.00	$ 1,022.46	$ 2.36

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Sempra Energy	1.6	1.8
Edison International	1.4	1.4
Berkshire Hathaway, Inc. Class B	1.4	1.6
Northeast Utilities	1.3	1.4
Marathon Petroleum Corp.	1.1	0.4
Kennedy-Wilson Holdings, Inc.	1.1	1.1
ITC Holdings Corp.	1.0	1.1
Stanley Black & Decker, Inc.	1.0	0.9
U.S. Bancorp	1.0	1.1
Ventas, Inc.	1.0	0.9
	11.9
Top Five Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	26.1	27.0
Industrials	12.9	12.3
Information Technology	10.4	10.6
Consumer Discretionary	10.0	10.6
Utilities	8.6	8.9
Asset Allocation (% of fund's net assets)
As of April 30, 2013 *		As of October 31, 2012 **
	Stocks and Equity Futures 96.6%		Stocks and Equity Futures 98.1%
	Bonds 0.2%		Bonds 0.0%
	Short-Term Investments and Net Other Assets (Liabilities) 3.2%		Short-Term Investments and Net Other Assets (Liabilities) 1.9%
* Foreign investments	16.1%	** Foreign investments	16.1%

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 10.0%
Auto Components - 1.0%
Delphi Automotive PLC	1,116,748	$ 51,605
Tenneco, Inc. (a)	551,028	21,308
		72,913
Automobiles - 0.1%
Harley-Davidson, Inc.	193,572	10,579
Diversified Consumer Services - 0.6%
Anhanguera Educacional Participacoes SA	262,624	4,727
DeVry, Inc.	313,086	8,770
H&R Block, Inc.	745,588	20,683
Strayer Education, Inc. (e)	258,167	12,227
		46,407
Hotels, Restaurants & Leisure - 0.5%
Brinker International, Inc.	622,934	24,232
Sonic Corp. (a)	1,246,617	15,620
		39,852
Household Durables - 1.5%
Harman International Industries, Inc.	444,786	19,886
Jarden Corp. (a)	808,385	36,385
Whirlpool Corp.	478,095	54,637
		110,908
Internet & Catalog Retail - 0.7%
Liberty Media Corp.:
Interactive Series A (a)	2,132,145	45,393
Series A (a)	127,751	9,386
		54,779
Leisure Equipment & Products - 0.2%
Brunswick Corp.	342,886	10,856
Media - 1.0%
CBS Corp. Class B	330,459	15,128
DIRECTV (a)	237,320	13,423
News Corp. Class A	773,290	23,949
UBM PLC	1,043,300	11,863
Valassis Communications, Inc.	471,351	12,081
		76,444
Multiline Retail - 0.3%
Kohl's Corp.	415,227	19,541
Specialty Retail - 3.9%
Abercrombie & Fitch Co. Class A	429,815	21,302
Common Stocks - continued
	Shares	Value (000s)
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Advance Auto Parts, Inc.	144,378	$ 12,110
American Eagle Outfitters, Inc.	996,623	19,384
Ascena Retail Group, Inc. (a)	2,512,426	46,480
Bed Bath & Beyond, Inc. (a)	246,660	16,970
Best Buy Co., Inc.	569,566	14,803
Chico's FAS, Inc.	1,237,771	22,614
Express, Inc. (a)	2,005,822	36,526
Jos. A. Bank Clothiers, Inc. (a)(e)	415,258	18,138
OfficeMax, Inc.	1,779,039	20,477
Rent-A-Center, Inc.	482,870	16,867
Staples, Inc.	2,303,256	30,495
WH Smith PLC (e)	982,799	11,289
		287,455
Textiles, Apparel & Luxury Goods - 0.2%
Gildan Activewear, Inc.	396,800	15,955
TOTAL CONSUMER DISCRETIONARY		745,689
CONSUMER STAPLES - 5.6%
Beverages - 2.1%
Coca-Cola Enterprises, Inc.	1,330,846	48,749
Cott Corp.	1,357,667	14,918
Dr. Pepper Snapple Group, Inc.	262,863	12,836
Molson Coors Brewing Co. Class B	898,397	46,357
Monster Beverage Corp. (a)	306,825	17,305
Treasury Wine Estates Ltd.	2,239,992	13,562
		153,727
Food & Staples Retailing - 0.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	211,400	12,844
CVS Caremark Corp.	336,272	19,564
Kroger Co.	344,404	11,841
Walgreen Co.	242,814	12,022
		56,271
Food Products - 1.7%
Bunge Ltd.	125,862	9,088
ConAgra Foods, Inc.	483,990	17,119
Danone SA	229,500	17,533
Dean Foods Co. (a)	540,049	10,337
Ingredion, Inc.	353,453	25,452
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - continued
Food Products - continued
Orkla ASA (A Shares)	1,426,622	$ 12,840
The J.M. Smucker Co.	293,731	30,322
		122,691
Household Products - 0.6%
Procter & Gamble Co.	235,800	18,102
Reckitt Benckiser Group PLC	405,627	29,589
		47,691
Tobacco - 0.4%
Lorillard, Inc.	750,399	32,185
TOTAL CONSUMER STAPLES		412,565
ENERGY - 8.5%
Energy Equipment & Services - 2.7%
Cameron International Corp. (a)	904,495	55,672
Fugro NV (Certificaten Van Aandelen)	275,700	15,948
Halliburton Co.	649,635	27,785
National Oilwell Varco, Inc.	405,815	26,467
Oil States International, Inc. (a)	97,957	8,753
Patterson-UTI Energy, Inc.	1,321,990	27,881
Rowan Companies PLC (a)	1,275,998	41,508
		204,014
Oil, Gas & Consumable Fuels - 5.8%
Anadarko Petroleum Corp.	486,690	41,252
Atlas Pipeline Partners LP	368,400	13,388
BPZ Energy, Inc. (a)	2,283,600	4,887
Cloud Peak Energy, Inc. (a)	762,674	14,903
Energen Corp.	980,798	46,509
EQT Corp.	448,884	33,720
Exxon Mobil Corp.	125,420	11,161
Marathon Petroleum Corp.	1,079,086	84,557
Markwest Energy Partners LP	318,500	20,129
Noble Energy, Inc.	234,400	26,555
Northern Oil & Gas, Inc. (a)	691,900	8,919
Phillips 66	332,727	20,280
The Williams Companies, Inc.	1,062,408	40,510
Common Stocks - continued
	Shares	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Whiting Petroleum Corp. (a)	934,003	$ 41,563
WPX Energy, Inc. (a)	1,471,070	22,993
		431,326
TOTAL ENERGY		635,340
FINANCIALS - 25.9%
Capital Markets - 2.7%
Ameriprise Financial, Inc.	450,255	33,558
Apollo Global Management LLC Class A	205,200	5,524
Bank of New York Mellon Corp.	201,704	5,692
Invesco Ltd.	2,002,846	63,570
KKR & Co. LP	1,030,542	21,641
State Street Corp.	292,620	17,109
The Blackstone Group LP	1,356,504	27,876
UBS AG	1,365,999	24,367
		199,337
Commercial Banks - 5.4%
Bank of Ireland (a)	78,653,836	17,448
Barclays PLC sponsored ADR	1,036,700	18,640
CIT Group, Inc. (a)	1,486,140	63,176
DnB ASA	1,253,895	20,494
First Citizen Bancshares, Inc.	127,901	23,843
First Citizen Bancshares, Inc. (h)	158,592	26,608
Heritage Financial Corp., Washington	69,395	968
Itau Unibanco Holding SA sponsored ADR	3,264,162	54,936
PNC Financial Services Group, Inc.	514,655	34,935
U.S. Bancorp	2,180,012	72,551
Wells Fargo & Co.	1,812,311	68,832
		402,431
Consumer Finance - 1.1%
Capital One Financial Corp.	501,611	28,983
Cash America International, Inc.	149,660	6,530
EZCORP, Inc. (non-vtg.) Class A (a)	49,600	838
SLM Corp.	2,384,235	49,234
		85,585
Diversified Financial Services - 1.7%
IntercontinentalExchange, Inc. (a)(e)	192,859	31,423
JPMorgan Chase & Co.	640,051	31,369
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
McGraw-Hill Companies, Inc.	725,449	$ 39,254
The NASDAQ Stock Market, Inc.	839,615	24,752
		126,798
Insurance - 7.8%
AFLAC, Inc.	703,072	38,275
Aon PLC	275,668	16,637
Berkshire Hathaway, Inc. Class B (a)	967,012	102,813
Everest Re Group Ltd.	211,818	28,593
Fairfax Financial Holdings Ltd. (sub. vtg.)	163,861	65,735
Greenlight Capital Re, Ltd. (a)	520,356	12,806
Mercury General Corp.	393,948	18,007
MetLife, Inc.	802,764	31,300
Old Republic International Corp.	3,528,874	47,640
Primerica, Inc.	588,500	19,985
ProAssurance Corp.	588,869	28,849
Progressive Corp.	307,400	7,774
Reinsurance Group of America, Inc.	451,593	28,247
StanCorp Financial Group, Inc.	1,025,875	44,297
Torchmark Corp.	631,201	39,179
Unum Group	692,205	19,306
Validus Holdings Ltd.	781,438	30,171
		579,614
Real Estate Investment Trusts - 5.0%
American Tower Corp.	503,491	42,288
Boston Properties, Inc.	240,752	26,345
Douglas Emmett, Inc.	860,349	22,515
Equity Lifestyle Properties, Inc.	468,692	38,081
Eurobank Properties Real Estate Investment Co. (f)	3,219,700	26,628
iStar Financial, Inc. (a)	743,299	8,682
MFA Financial, Inc.	2,252,302	20,879
NorthStar Realty Finance Corp.	1,362,704	13,586
Prologis, Inc.	916,585	38,451
Ryman Hospitality Properties, Inc.	59,479	2,644
Simon Property Group, Inc.	53,200	9,473
SL Green Realty Corp.	404,173	36,658
Sun Communities, Inc.	219,800	11,243
Ventas, Inc.	906,855	72,213
		369,686
Real Estate Management & Development - 2.1%
Brookfield Asset Management, Inc. Class A	140,300	5,416
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
CBRE Group, Inc. (a)	982,473	$ 23,795
Forest City Enterprises, Inc. Class A (a)	1,349,019	25,186
Forestar Group, Inc. (a)	861,019	18,546
Kennedy-Wilson Holdings, Inc.	5,037,349	83,771
		156,714
Thrifts & Mortgage Finance - 0.1%
People's United Financial, Inc.	796,645	10,484
TOTAL FINANCIALS		1,930,649
HEALTH CARE - 6.9%
Biotechnology - 0.4%
Elan Corp. PLC sponsored ADR (a)	2,632,600	30,801
Health Care Equipment & Supplies - 1.1%
St. Jude Medical, Inc.	960,565	39,594
Stryker Corp.	263,279	17,266
The Cooper Companies, Inc.	89,024	9,828
Zimmer Holdings, Inc.	189,290	14,471
		81,159
Health Care Providers & Services - 3.4%
CIGNA Corp.	543,825	35,985
Emeritus Corp. (a)	1,156,108	29,712
Express Scripts Holding Co. (a)	217,616	12,920
Health Management Associates, Inc. Class A (a)	1,815,200	20,857
Humana, Inc.	364,876	27,041
LifePoint Hospitals, Inc. (a)	348,016	16,705
McKesson Corp.	141,512	14,975
MEDNAX, Inc. (a)	180,797	16,042
Quest Diagnostics, Inc.	479,000	26,982
UnitedHealth Group, Inc.	394,800	23,660
Universal Health Services, Inc. Class B	415,680	27,680
		252,559
Life Sciences Tools & Services - 0.4%
Lonza Group AG	223,148	15,540
QIAGEN NV (a)	601,400	11,956
		27,496
Pharmaceuticals - 1.6%
Actavis, Inc. (a)	172,000	18,186
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Pharmaceuticals - continued
AVANIR Pharmaceuticals Class A (a)(e)	2,129,558	$ 6,793
Endo Health Solutions, Inc. (a)	1,001,104	36,680
Hospira, Inc. (a)	555,700	18,405
Impax Laboratories, Inc. (a)	672,894	11,776
Jazz Pharmaceuticals PLC (a)	200,100	11,676
ViroPharma, Inc. (a)	110,436	3,009
Warner Chilcott PLC	965,451	13,883
		120,408
TOTAL HEALTH CARE		512,423
INDUSTRIALS - 12.9%
Aerospace & Defense - 1.5%
Esterline Technologies Corp. (a)	180,377	13,535
General Dynamics Corp.	497,050	36,762
Meggitt PLC	2,339,234	17,027
Spirit AeroSystems Holdings, Inc. Class A (a)	800,448	16,001
Textron, Inc.	1,045,738	26,928
		110,253
Air Freight & Logistics - 0.8%
FedEx Corp.	206,932	19,454
UTI Worldwide, Inc.	2,636,065	38,724
		58,178
Building Products - 0.3%
Owens Corning (a)	502,466	21,134
Commercial Services & Supplies - 0.6%
Intrum Justitia AB	922,087	18,994
Waste Management, Inc.	599,021	24,548
		43,542
Construction & Engineering - 1.8%
AECOM Technology Corp. (a)	2,170,514	63,097
Foster Wheeler AG (a)	109,796	2,317
URS Corp.	1,537,619	67,532
		132,946
Electrical Equipment - 1.7%
Babcock & Wilcox Co.	655,500	17,830
Eaton Corp. PLC	1,039,191	63,817
General Cable Corp. (a)	565,214	19,489
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Electrical Equipment - continued
Prysmian SpA (e)	711,100	$ 14,356
Regal-Beloit Corp.	148,200	11,651
		127,143
Industrial Conglomerates - 0.4%
Carlisle Companies, Inc.	302,510	19,624
Koninklijke Philips Electronics NV	398,834	11,039
		30,663
Machinery - 3.3%
Cummins, Inc.	160,700	17,097
GEA Group AG	322,479	10,908
Harsco Corp.	958,428	20,922
Ingersoll-Rand PLC	354,292	19,061
ITT Corp.	686,825	18,956
Pentair Ltd.	316,652	17,210
Snap-On, Inc.	233,454	20,124
Stanley Black & Decker, Inc.	977,436	73,122
Terex Corp. (a)	983,304	28,122
Timken Co.	324,543	17,061
		242,583
Marine - 0.1%
Ultrapetrol (Bahamas) Ltd. (a)	3,086,772	7,161
Professional Services - 1.0%
Dun & Bradstreet Corp. (e)	255,308	22,582
FTI Consulting, Inc. (a)	418,310	13,854
Manpower, Inc.	335,696	17,846
Towers Watson & Co.	308,769	22,515
		76,797
Road & Rail - 1.0%
Con-way, Inc.	1,125,447	38,040
CSX Corp.	1,016,180	24,988
Quality Distribution, Inc. (a)(f)	1,719,587	13,688
		76,716
Trading Companies & Distributors - 0.4%
AerCap Holdings NV (a)	606,047	9,618
WESCO International, Inc. (a)	314,219	22,526
		32,144
TOTAL INDUSTRIALS		959,260
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - 10.4%
Communications Equipment - 0.3%
Cisco Systems, Inc.	1,016,458	$ 21,264
Computers & Peripherals - 0.5%
Hewlett-Packard Co.	1,145,727	23,602
Western Digital Corp.	286,836	15,856
		39,458
Electronic Equipment & Components - 2.8%
Aeroflex Holding Corp. (a)	1,044,931	7,774
Arrow Electronics, Inc. (a)	783,705	30,745
Benchmark Electronics, Inc. (a)	427,830	7,632
Corning, Inc.	720,320	10,445
Flextronics International Ltd. (a)	6,515,332	46,585
Ingram Micro, Inc. Class A (a)	827,186	14,732
Jabil Circuit, Inc.	2,920,706	51,989
TE Connectivity Ltd.	475,984	20,729
TTM Technologies, Inc. (a)	2,321,708	16,786
		207,417
IT Services - 2.2%
Acxiom Corp. (a)	737,231	14,664
Amdocs Ltd.	577,332	20,611
Fidelity National Information Services, Inc.	622,895	26,193
Fiserv, Inc. (a)	180,248	16,422
Global Payments, Inc.	498,576	23,134
Sapient Corp. (a)	1,391,542	16,253
Sykes Enterprises, Inc. (a)	718,677	11,060
Total System Services, Inc.	760,925	17,973
Unisys Corp. (a)	875,938	16,757
		163,067
Office Electronics - 0.3%
Xerox Corp.	3,001,986	25,757
Semiconductors & Semiconductor Equipment - 1.9%
Broadcom Corp. Class A	717,406	25,827
Freescale Semiconductor Holdings I Ltd. (a)(e)	773,451	11,973
Intersil Corp. Class A	3,589,460	27,854
Marvell Technology Group Ltd.	2,278,982	24,522
ON Semiconductor Corp. (a)	2,137,678	16,802
PMC-Sierra, Inc. (a)	2,021,362	11,643
Skyworks Solutions, Inc. (a)	884,395	19,519
		138,140
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Software - 2.4%
Activision Blizzard, Inc.	1,311,117	$ 19,601
Autodesk, Inc. (a)	362,757	14,285
BMC Software, Inc. (a)	167,067	7,598
Check Point Software Technologies Ltd. (a)	434,715	20,266
Comverse, Inc.	419,922	11,141
Constellation Software, Inc.	69,400	9,472
Electronic Arts, Inc. (a)	1,393,821	24,545
Oracle Corp.	1,154,503	37,845
Symantec Corp. (a)	780,166	18,958
Verint Systems, Inc. (a)	344,721	11,390
		175,101
TOTAL INFORMATION TECHNOLOGY		770,204
MATERIALS - 5.9%
Chemicals - 3.3%
Air Products & Chemicals, Inc.	214,542	18,657
Albemarle Corp.	402,186	24,634
Ashland, Inc.	635,855	54,181
Cabot Corp.	294,600	11,065
Cytec Industries, Inc.	284,900	20,758
Eastman Chemical Co.	534,409	35,618
LyondellBasell Industries NV Class A	335,020	20,336
Methanex Corp.	408,708	17,323
Mexichem S.A.B. de CV	1,628,500	8,301
RPM International, Inc.	382,448	12,391
Westlake Chemical Corp.	212,264	17,648
		240,912
Containers & Packaging - 1.7%
Ball Corp.	427,992	18,883
Nampak Ltd.	3,392,092	12,467
Rock-Tenn Co. Class A	714,431	71,543
Sonoco Products Co.	670,078	23,480
		126,373
Metals & Mining - 0.9%
Dominion Diamond Corp. (a)	465,939	7,386
Gem Diamonds Ltd. (a)	2,582,367	5,245
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Metals & Mining - continued
Reliance Steel & Aluminum Co.	727,770	$ 47,356
Walter Energy, Inc. (e)	423,500	7,589
		67,576
TOTAL MATERIALS		434,861
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.1%
CenturyLink, Inc.	82,091	3,084
Frontier Communications Corp. (e)	2,095,304	8,716
		11,800
Wireless Telecommunication Services - 0.4%
NII Holdings, Inc. (a)(e)	1,132,357	9,852
Sprint Nextel Corp. (a)	2,545,404	17,945
		27,797
TOTAL TELECOMMUNICATION SERVICES		39,597
UTILITIES - 8.6%
Electric Utilities - 4.8%
Edison International	1,990,470	107,087
ITC Holdings Corp.	823,712	75,963
NextEra Energy, Inc.	175,893	14,429
Northeast Utilities	2,113,479	95,804
NV Energy, Inc.	1,634,200	35,348
PNM Resources, Inc.	1,118,372	26,852
		355,483
Gas Utilities - 0.7%
Atmos Energy Corp.	748,142	33,195
Questar Corp.	810,130	20,569
		53,764
Independent Power Producers & Energy Traders - 0.3%
Calpine Corp. (a)	378,960	8,235
The AES Corp.	884,175	12,255
		20,490
Multi-Utilities - 2.8%
NiSource, Inc.	2,095,098	64,382
Common Stocks - continued
	Shares	Value (000s)
UTILITIES - continued
Multi-Utilities - continued
PG&E Corp.	522,520	$ 25,311
Sempra Energy	1,494,997	123,860
		213,553
TOTAL UTILITIES		643,290
TOTAL COMMON STOCKS (Cost $6,377,510)		7,083,878
Nonconvertible Bonds - 0.2%
		Principal Amount (000s)(d)
FINANCIALS - 0.2%
Commercial Banks - 0.2%
Bank of Ireland 10% 7/30/16	EUR	10,286	14,232
TOTAL NONCONVERTIBLE BONDS (Cost $13,562)			14,232
U.S. Treasury Obligations - 0.0%

U.S. Treasury Bills, yield at date of purchase 0.05% 7/5/13 (g) (Cost $1,560)		1,560	1,560
Money Market Funds - 3.1%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	172,120,150	172,120
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	60,257,659	60,258
TOTAL MONEY MARKET FUNDS (Cost $232,378)		232,378
TOTAL INVESTMENT PORTFOLIO - 98.5% (Cost $6,625,010)		7,332,048
NET OTHER ASSETS (LIABILITIES) - 1.5%		112,961
NET ASSETS - 100%		$ 7,445,009
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
917 CME E-mini S&P Midcap 400 Index Contracts	June 2013	$ 106,161	$ 972

The face value of futures purchased as a percentage of net assets is 1.4%
Currency Abbreviations
EUR	-	European Monetary Unit
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Amount is stated in United States dollars unless otherwise noted.
(e) Security or a portion of the security is on loan at period end.
(f) Affiliated company
(g) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $980,000.

(h) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $26,608,000 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
First Citizen Bancshares, Inc.	12/21/12	$ 22,203
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 141
Fidelity Securities Lending Cash Central Fund	481
Total	$ 622
Other Affiliated Issuers
An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Eurobank Properties Real Estate Investment Co.	$ -	$ 21,537	$ -	$ -	$ 26,628
Quality Distribution, Inc.	14,055	685	-	-	13,688
Ultrapetrol (Bahamas) Ltd.	4,563	1,064	1,119	-	-
Vitran Corp., Inc.	8,577	-	7,627	-	-
Total	$ 27,195	$ 23,286	$ 8,746	$ -	$ 40,316
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 745,689	$ 745,689	$ -	$ -
Consumer Staples	412,565	412,565	-	-
Energy	635,340	635,340	-	-
Financials	1,930,649	1,862,226	68,423	-
Health Care	512,423	512,423	-	-
Industrials	959,260	948,221	11,039	-
Information Technology	770,204	770,204	-	-
Materials	434,861	434,861	-	-
Telecommunication Services	39,597	39,597	-	-
Utilities	643,290	643,290	-	-
Corporate Bonds	14,232	-	14,232	-
U.S. Government and Government Agency Obligations	1,560	-	1,560	-
Money Market Funds	232,378	232,378	-	-
Total Investments in Securities:	$ 7,332,048	$ 7,236,794	$ 95,254	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 972	$ 972	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 972	$ -
Total Value of Derivatives	$ 972	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows. (Unaudited)
United States of America	83.9%
Ireland	2.4%
Bermuda	2.3%
Canada	2.0%
United Kingdom	1.9%
Others (Individually Less Than 1%)	7.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $58,301) - See accompanying schedule: Unaffiliated issuers (cost $6,358,957)	$ 7,059,354
Fidelity Central Funds (cost $232,378)	232,378
Other affiliated issuers (cost $33,675)	40,316
Total Investments (cost $6,625,010)		$ 7,332,048
Cash		19
Foreign currency held at value (cost $464)		464
Receivable for investments sold		47,696
Receivable for fund shares sold		180,131
Dividends receivable		5,079
Interest receivable		1,024
Distributions receivable from Fidelity Central Funds		70
Receivable for daily variation margin on futures contracts		664
Prepaid expenses		5
Receivable from investment adviser for expense reductions		10
Other receivables		630
Total assets		7,567,840

Liabilities
Payable for investments purchased	$ 53,162
Payable for fund shares redeemed	5,584
Accrued management fee	2,301
Other affiliated payables	1,070
Other payables and accrued expenses	456
Collateral on securities loaned, at value	60,258
Total liabilities		122,831

Net Assets		$ 7,445,009
Net Assets consist of:
Paid in capital		$ 8,531,446
Undistributed net investment income		15,160
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(1,809,631)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		708,034
Net Assets		$ 7,445,009

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2013 (Unaudited)

Value: Net Asset Value, offering price and redemption price per share ($6,352,582 ÷ 72,781 shares)	$ 87.28

Class K: Net Asset Value, offering price and redemption price per share ($1,092,427 ÷ 12,504 shares)	$ 87.37

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 74,227
Interest		392
Income from Fidelity Central Funds		622
Total income		75,241

Expenses
Management fee Basic fee	$ 18,740
Performance adjustment	(5,472)
Transfer agent fees	5,598
Accounting and security lending fees	583
Custodian fees and expenses	134
Independent trustees' compensation	21
Appreciation in deferred trustee compensation account	1
Registration fees	71
Audit	48
Legal	14
Miscellaneous	26
Total expenses before reductions	19,764
Expense reductions	(1,218)	18,546
Net investment income (loss)		56,695
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	383,424
Other affiliated issuers	(6,431)
Foreign currency transactions	(412)
Futures contracts	3,854
Total net realized gain (loss)		380,435
Change in net unrealized appreciation (depreciation) on: Investment securities	745,339
Assets and liabilities in foreign currencies	21
Futures contracts	1,181
Total change in net unrealized appreciation (depreciation)		746,541
Net gain (loss)		1,126,976
Net increase (decrease) in net assets resulting from operations		$ 1,183,671

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 56,695	$ 69,971
Net realized gain (loss)	380,435	264,518
Change in net unrealized appreciation (depreciation)	746,541	622,194
Net increase (decrease) in net assets resulting from operations	1,183,671	956,683
Distributions to shareholders from net investment income	(86,331)	(59,276)
Distributions to shareholders from net realized gain	-	(2,930)
Total distributions	(86,331)	(62,206)
Share transactions - net increase (decrease)	12,065	(1,203,854)
Total increase (decrease) in net assets	1,109,405	(309,377)

Net Assets
Beginning of period	6,335,604	6,644,981
End of period (including undistributed net investment income of $15,160 and undistributed net investment income of $44,796, respectively)	$ 7,445,009	$ 6,335,604

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Value

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 74.14	$ 64.53	$ 64.09	$ 51.82	$ 43.78	$ 89.60
Income from Investment Operations
Net investment income (loss) D	.67	.74	.59	.66 G	.59	.75
Net realized and unrealized gain (loss)	13.48	9.48	.75	12.09	7.69	(38.92)
Total from investment operations	14.15	10.22	1.34	12.75	8.28	(38.17)
Distributions from net investment income	(1.01)	(.58)	(.88)	(.48)	(.24)	(.56)
Distributions from net realized gain	-	(.03)	(.02)	-	-	(7.09)
Total distributions	(1.01)	(.61)	(.90)	(.48)	(.24)	(7.65)
Net asset value, end of period	$ 87.28	$ 74.14	$ 64.53	$ 64.09	$ 51.82	$ 43.78
Total Return B, C	19.31%	15.99%	2.05%	24.74%	19.12%	(46.34)%
Ratios to Average Net Assets E, H
Expenses before reductions	.60% A	.68%	.60%	.64%	.64%	.76%
Expenses net of fee waivers, if any	.60% A	.68%	.60%	.64%	.64%	.76%
Expenses net of all reductions	.57% A	.68%	.59%	.63%	.64%	.76%
Net investment income (loss)	1.66% A	1.07%	.87%	1.12% G	1.41%	1.10%
Supplemental Data
Net assets, end of period (in millions)	$ 6,353	$ 5,571	$ 6,006	$ 7,276	$ 7,278	$ 11,066
Portfolio turnover rate F	86% A	77%	95%	148%	51%	50%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.23 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .73%.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class K

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008 H
Selected Per-Share Data
Net asset value, beginning of period	$ 74.27	$ 64.66	$ 64.24	$ 51.96	$ 43.82	$ 72.61
Income from Investment Operations
Net investment income (loss) D	.72	.85	.70	.76 G	.72	.25
Net realized and unrealized gain (loss)	13.50	9.47	.74	12.12	7.67	(29.04)
Total from investment operations	14.22	10.32	1.44	12.88	8.39	(28.79)
Distributions from net investment income	(1.12)	(.68)	(1.00)	(.60)	(.25)	-
Distributions from net realized gain	-	(.03)	(.02)	-	-	-
Total distributions	(1.12)	(.71)	(1.02)	(.60)	(.25)	-
Net asset value, end of period	$ 87.37	$ 74.27	$ 64.66	$ 64.24	$ 51.96	$ 43.82
Total Return B, C	19.40%	16.16%	2.20%	24.96%	19.39%	(39.65)%
Ratios to Average Net Assets E, I
Expenses before reductions	.47% A	.54%	.44%	.47%	.40%	.60% A
Expenses net of fee waivers, if any	.47% A	.54%	.44%	.47%	.40%	.60% A
Expenses net of all reductions	.43% A	.53%	.44%	.46%	.40%	.60% A
Net investment income (loss)	1.80% A	1.22%	1.02%	1.29% G	1.64%	1.17% A
Supplemental Data
Net assets, end of period (in millions)	$ 1,092	$ 765	$ 639	$ 872	$ 484	$ 177
Portfolio turnover rate F	86% A	77%	95%	148%	51%	50%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.23 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .90%.

H For the period May 9, 2008 (commencement of sale of shares) to October 31, 2008.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

(Amounts in thousands except percentages)

1. Organization.

Fidelity® Value Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Value and Class K shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Class F shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as investment manager.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation - continued

one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations,

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Investment Valuation - continued

pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, market discount, deferred trustees compensation, capital loss carryforwards, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,021,501
Gross unrealized depreciation	(360,510)
Net unrealized appreciation (depreciation) on securities and other investments	$ 660,991

Tax cost	$ 6,671,057

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal subject to adjustment.

Fiscal year of expiration
2017	$ (1,809,894)
2018	(328,316)
Total capital loss carryforward	$ (2,138,210)

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Fund. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $3,854 and a change in net unrealized appreciation (depreciation) of $1,181 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $2,832,474 and $2,994,333, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30%

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Value as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .39% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of Value. FIIOC receives an asset-based fee of Class K's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Value	$ 5,393.18
Class K	205.05
	$ 5,598

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $101 for the period.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

(Amounts in thousands except percentages)

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $2,135. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $481, including $52 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $1,208 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $10.

Semiannual Report

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Value	$ 74,787	$ 52,420
Class K	11,544	6,856
Total	$ 86,331	$ 59,276
From net realized gain
Value	$ -	$ 2,639
Class K	-	291
Total	$ -	$ 2,930

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Value
Shares sold	4,875	4,490	$ 398,757	$ 310,256
Reinvestment of distributions	950	833	71,165	52,550
Shares redeemed	(8,184)	(23,268)	(650,481)	(1,594,790)
Net increase (decrease)	(2,359)	(17,945)	$ (180,559)	$ (1,231,984)
Class K
Shares sold	3,625	4,935	$ 306,313	$ 339,901
Reinvestment of distributions	154	113	11,544	7,146
Shares redeemed	(1,569)	(4,630)	(125,233)	(318,917)
Net increase (decrease)	2,210	418	$ 192,624	$ 28,130

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

VAL-K-USAN-0613
1.863250.104

Fidelity®

Focused Stock

Fund

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Actual	.96%	$ 1,000.00	$ 1,142.30	$ 5.10
HypotheticalA		$ 1,000.00	$ 1,020.03	$ 4.81

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Google, Inc. Class A	5.0	0.0
Citigroup, Inc.	5.0	2.1
Cabot Oil & Gas Corp.	4.6	2.4
Eastman Chemical Co.	4.5	0.0
MasterCard, Inc. Class A	4.3	6.1
Canadian Pacific Railway Ltd.	4.0	1.8
Onyx Pharmaceuticals, Inc.	3.0	1.8
Discovery Communications, Inc.	3.0	3.0
Bank of America Corp.	2.9	0.0
Amgen, Inc.	2.9	3.3
	39.2
Top Five Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Health Care	18.3	16.3
Information Technology	17.9	15.4
Financials	16.2	18.8
Consumer Discretionary	13.6	14.6
Energy	8.9	13.4
Asset Allocation (% of fund's net assets)
As of April 30, 2013*		As of October 31, 2012**
	Stocks 98.6%		Stocks 95.9%
	Short-Term Investments and Net Other Assets (Liabilities) 1.4%		Short-Term Investments and Net Other Assets (Liabilities) 4.1%
* Foreign investments	8.4%	** Foreign investments	4.7%

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 13.6%
Household Durables - 0.4%
PulteGroup, Inc. (a)	154,100	$ 3,234,559
Internet & Catalog Retail - 1.0%
Netflix, Inc. (a)	43,000	9,291,010
Media - 6.0%
Comcast Corp. Class A	470,500	19,431,650
Discovery Communications, Inc. (a)	357,000	28,138,740
The Walt Disney Co.	151,000	9,488,840
		57,059,230
Specialty Retail - 4.3%
Cabela's, Inc. Class A (a)	211,100	13,552,620
Home Depot, Inc.	371,000	27,212,850
		40,765,470
Textiles, Apparel & Luxury Goods - 1.9%
PVH Corp.	158,500	18,292,485
TOTAL CONSUMER DISCRETIONARY		128,642,754
CONSUMER STAPLES - 8.7%
Food & Staples Retailing - 3.8%
Kroger Co.	378,300	13,005,954
Wal-Mart Stores, Inc.	297,200	23,098,384
		36,104,338
Food Products - 1.3%
Mead Johnson Nutrition Co. Class A	148,000	12,001,320
Personal Products - 2.3%
Estee Lauder Companies, Inc. Class A	318,700	22,101,845
Tobacco - 1.3%
Japan Tobacco, Inc.	312,000	11,793,986
TOTAL CONSUMER STAPLES		82,001,489
ENERGY - 8.9%
Oil, Gas & Consumable Fuels - 8.9%
Cabot Oil & Gas Corp.	645,000	43,892,250
EQT Corp.	95,700	7,188,984
Noble Energy, Inc.	118,771	13,455,567
Pioneer Natural Resources Co.	163,900	20,033,497
		84,570,298
Common Stocks - continued
	Shares	Value
FINANCIALS - 16.2%
Capital Markets - 2.6%
Ameriprise Financial, Inc.	145,300	$ 10,829,209
BlackRock, Inc. Class A	12,000	3,198,000
The Blackstone Group LP	511,000	10,501,050
		24,528,259
Diversified Financial Services - 7.9%
Bank of America Corp.	2,283,000	28,103,730
Citigroup, Inc.	1,011,600	47,201,256
		75,304,986
Insurance - 3.6%
Berkshire Hathaway, Inc. Class B (a)	157,000	16,692,240
The Travelers Companies, Inc.	203,000	17,338,230
		34,030,470
Real Estate Investment Trusts - 2.1%
American Tower Corp.	235,400	19,771,246
TOTAL FINANCIALS		153,634,961
HEALTH CARE - 18.3%
Biotechnology - 14.6%
Amgen, Inc.	265,900	27,709,439
Biogen Idec, Inc. (a)	111,000	24,301,230
Celgene Corp. (a)	111,000	13,105,770
Gilead Sciences, Inc. (a)	436,000	22,079,040
Medivation, Inc. (a)	425,000	22,401,750
Onyx Pharmaceuticals, Inc. (a)	297,497	28,202,716
		137,799,945
Health Care Equipment & Supplies - 1.8%
The Cooper Companies, Inc.	157,300	17,365,920
Health Care Providers & Services - 1.0%
UnitedHealth Group, Inc.	153,000	9,169,290
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	40,000	2,587,600
Pharmaceuticals - 0.6%
AbbVie, Inc.	126,000	5,802,300
TOTAL HEALTH CARE		172,725,055
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 7.9%
Aerospace & Defense - 0.6%
United Technologies Corp.	58,000	$ 5,294,820
Airlines - 0.8%
Southwest Airlines Co.	535,000	7,329,500
Electrical Equipment - 0.8%
Eaton Corp. PLC	126,000	7,737,660
Road & Rail - 5.7%
Canadian Pacific Railway Ltd.	304,000	37,887,975
J.B. Hunt Transport Services, Inc.	229,900	16,338,993
		54,226,968
TOTAL INDUSTRIALS		74,588,948
INFORMATION TECHNOLOGY - 17.9%
Internet Software & Services - 7.2%
eBay, Inc. (a)	214,600	11,242,894
Google, Inc. Class A (a)	58,000	47,825,059
SciQuest, Inc. (a)	245,000	5,600,700
Yahoo!, Inc. (a)	140,000	3,462,200
		68,130,853
IT Services - 8.1%
Accenture PLC Class A	264,000	21,500,160
MasterCard, Inc. Class A	74,200	41,027,406
Visa, Inc. Class A	82,000	13,813,720
		76,341,286
Software - 2.6%
ServiceNow, Inc.	199,000	8,151,040
Workday, Inc. Class A	267,600	16,765,140
		24,916,180
TOTAL INFORMATION TECHNOLOGY		169,388,319
MATERIALS - 7.1%
Chemicals - 7.1%
Eastman Chemical Co.	640,400	42,682,660
Ecolab, Inc.	243,000	20,562,660
Monsanto Co.	38,300	4,091,206
		67,336,526
TOTAL COMMON STOCKS (Cost $820,239,891)		932,888,350
Money Market Funds - 1.4%
	Shares	Value
Fidelity Cash Central Fund, 0.13% (b) (Cost $13,549,081)	13,549,081	$ 13,549,081
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $833,788,972)		946,437,431
NET OTHER ASSETS (LIABILITIES) - 0.0%		(62,530)
NET ASSETS - 100%		$ 946,374,901
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,560
Fidelity Securities Lending Cash Central Fund	23,123
Total	$ 39,683
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 128,642,754	$ 128,642,754	$ -	$ -
Consumer Staples	82,001,489	70,207,503	11,793,986	-
Energy	84,570,298	84,570,298	-	-
Financials	153,634,961	153,634,961	-	-
Health Care	172,725,055	172,725,055	-	-
Industrials	74,588,948	74,588,948	-	-
Information Technology	169,388,319	169,388,319	-	-
Materials	67,336,526	67,336,526	-	-
Money Market Funds	13,549,081	13,549,081	-	-
Total Investments in Securities:	$ 946,437,431	$ 934,643,445	$ 11,793,986	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $820,239,891)	$ 932,888,350
Fidelity Central Funds (cost $13,549,081)	13,549,081
Total Investments (cost $833,788,972)		$ 946,437,431
Receivable for investments sold		15,822,320
Receivable for fund shares sold		5,441,208
Dividends receivable		358,056
Distributions receivable from Fidelity Central Funds		3,556
Prepaid expenses		434
Receivable from investment adviser for expense reductions		1,693
Other receivables		49,596
Total assets		968,114,294

Liabilities
Payable for investments purchased	$ 18,945,740
Payable for fund shares redeemed	2,102,232
Accrued management fee	467,809
Other affiliated payables	192,742
Other payables and accrued expenses	30,870
Total liabilities		21,739,393

Net Assets		$ 946,374,901
Net Assets consist of:
Paid in capital		$ 807,281,691
Distributions in excess of net investment income		(262,448)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		26,707,200
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		112,648,458
Net Assets, for 55,895,417 shares outstanding		$ 946,374,901
Net Asset Value, offering price and redemption price per share ($946,374,901 ÷ 55,895,417 shares)		$ 16.93

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 3,412,105
Income from Fidelity Central Funds		39,683
Total income		3,451,788

Expenses
Management fee Basic fee	$ 1,962,649
Performance adjustment	371,471
Transfer agent fees	816,772
Accounting and security lending fees	125,878
Custodian fees and expenses	24,956
Independent trustees' compensation	2,045
Registration fees	59,761
Audit	22,222
Legal	1,100
Miscellaneous	2,356
Total expenses before reductions	3,389,210
Expense reductions	(150,901)	3,238,309
Net investment income (loss)		213,479
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	29,644,276
Foreign currency transactions	(28,587)
Total net realized gain (loss)		29,615,689
Change in net unrealized appreciation (depreciation) on: Investment securities	63,311,598
Assets and liabilities in foreign currencies	(217)
Total change in net unrealized appreciation (depreciation)		63,311,381
Net gain (loss)		92,927,070
Net increase (decrease) in net assets resulting from operations		$ 93,140,549

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 213,479	$ 1,371,450
Net realized gain (loss)	29,615,689	59,772,683
Change in net unrealized appreciation (depreciation)	63,311,381	(2,335,220)
Net increase (decrease) in net assets resulting from operations	93,140,549	58,808,913
Distributions to shareholders from net investment income	(1,100,345)	(745,356)
Distributions to shareholders from net realized gain	(29,974,892)	-
Total distributions	(31,075,237)	(745,356)
Share transactions Proceeds from sales of shares	493,705,083	203,651,987
Reinvestment of distributions	29,373,522	711,323
Cost of shares redeemed	(186,752,958)	(332,168,331)
Net increase (decrease) in net assets resulting from share transactions	336,325,647	(127,805,021)
Total increase (decrease) in net assets	398,390,959	(69,741,464)

Net Assets
Beginning of period	547,983,942	617,725,406
End of period (including distributions in excess of net investment income of $262,448 and undistributed net investment income of $624,418, respectively)	$ 946,374,901	$ 547,983,942
Other Information Shares
Sold	30,712,328	13,682,045
Issued in reinvestment of distributions	1,958,235	51,959
Redeemed	(11,835,150)	(22,905,622)
Net increase (decrease)	20,835,413	(9,171,618)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 15.63	$ 13.97	$ 12.39	$ 10.17	$ 9.82	$ 15.35
Income from Investment Operations
Net investment income (loss) D	- H	.04	- H	(.03)	.06	.09
Net realized and unrealized gain (loss)	2.12	1.64	1.58	2.31	.36	(4.27)
Total from investment operations	2.12	1.68	1.58	2.28	.42	(4.18)
Distributions from net investment income	(.03)	(.02)	-	(.06)	(.07)	(.06)
Distributions from net realized gain	(.79)	-	-	-	-	(1.29)
Total distributions	(.82)	(.02)	-	(.06)	(.07)	(1.35)
Net asset value, end of period	$ 16.93	$ 15.63	$ 13.97	$ 12.39	$ 10.17	$ 9.82
Total Return B,C	14.23%	12.03%	12.75%	22.44%	4.39%	(29.58)%
Ratios to Average Net Assets E,G
Expenses before reductions	.96% A	.93%	.93%	1.11%	1.09%	1.20%
Expenses net of fee waivers, if any	.96% A	.93%	.93%	1.00%	1.00%	1.00%
Expenses net of all reductions	.91% A	.92%	.92%	1.00%	.99%	.99%
Net investment income (loss)	.06% A	.26%	.03%	(.26)%	.63%	.70%
Supplemental Data
Net assets, end of period (000 omitted)	$ 946,375	$ 547,984	$ 617,725	$ 147,669	$ 122,780	$ 96,870
Portfolio turnover rate F	248% A	279%	277%	275%	363%	491%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity® Focused Stock Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Semiannual Report

3. Significant Accounting Policies - continued

Foreign Currency - continued

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 112,721,176
Gross unrealized depreciation	(4,667,196)
Net unrealized appreciation (depreciation) on securities and otherinvestments	$ 108,053,980

Tax cost	$ 838,383,451

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $1,185,617,589 and $871,104,587, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the Fund's relative investment performance as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .66% of the Fund's average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .23% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $23,350 for the period.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $835 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Security Lending - continued

the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $23,123. During the period, there were no securities loaned to FCM.

8. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $149,142 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $66.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $1,693.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of 17% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management &
Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank
New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

TQG-USAN-0613
1.784914.110

Fidelity®

Stock Selector Small Cap
Fund

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.30%
Actual		$ 1,000.00	$ 1,149.50	$ 6.93
HypotheticalA		$ 1,000.00	$ 1,018.35	$ 6.51
Class T	1.58%
Actual		$ 1,000.00	$ 1,147.80	$ 8.41
HypotheticalA		$ 1,000.00	$ 1,016.96	$ 7.90
Class B	2.06%
Actual		$ 1,000.00	$ 1,144.80	$ 10.95
HypotheticalA		$ 1,000.00	$ 1,014.58	$ 10.29
Class C	2.06%
Actual		$ 1,000.00	$ 1,145.20	$ 10.96
HypotheticalA		$ 1,000.00	$ 1,014.58	$ 10.29
Stock Selector Small Cap	1.01%
Actual		$ 1,000.00	$ 1,151.30	$ 5.39
HypotheticalA		$ 1,000.00	$ 1,019.79	$ 5.06
Institutional Class	.99%
Actual		$ 1,000.00	$ 1,151.30	$ 5.28
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 4.96

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Ramco-Gershenson Properties Trust (SBI)	1.1	1.0
PacWest Bancorp	1.1	0.7
Allied World Assurance Co. Holdings Ltd.	1.0	0.9
Teledyne Technologies, Inc.	1.0	1.0
National Retail Properties, Inc.	1.0	1.1
Highwoods Properties, Inc. (SBI)	1.0	0.9
Steven Madden Ltd.	1.0	0.8
Worthington Industries, Inc.	1.0	0.0
General Cable Corp.	1.0	0.7
City National Corp.	1.0	0.8
	10.2
Top Five Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.6	21.4
Information Technology	15.8	16.9
Industrials	14.6	15.0
Consumer Discretionary	14.2	14.1
Health Care	12.2	11.6
Asset Allocation (% of fund's net assets)
As of April 30, 2013*		As of October 31, 2012**
	Stocks and Equity Futures 97.2%		Stocks 97.6%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 2.7%		Short-Term Investments and Net Other Assets (Liabilities) 2.3%
* Foreign investments	6.4%	** Foreign investments	7.5%

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.2%
Auto Components - 1.2%
Dorman Products, Inc.	228,051	$ 8,607
Tenneco, Inc. (a)	228,084	8,820
		17,427
Diversified Consumer Services - 0.5%
DeVry, Inc.	251,700	7,050
Hotels, Restaurants & Leisure - 1.3%
BJ's Restaurants, Inc. (a)	219,700	7,536
Life Time Fitness, Inc. (a)	240,601	11,111
		18,647
Household Durables - 0.8%
KB Home	482,289	10,871
Internet & Catalog Retail - 0.8%
HSN, Inc.	205,093	10,784
Leisure Equipment & Products - 0.8%
Brunswick Corp.	346,610	10,974
Media - 0.4%
MDC Partners, Inc. Class A (sub. vtg.)	320,900	5,484
Multiline Retail - 0.5%
Dollarama, Inc. (d)	106,234	7,782
Specialty Retail - 5.3%
Ascena Retail Group, Inc. (a)	466,206	8,625
Conn's, Inc. (a)	275,627	11,937
DSW, Inc. Class A	90,906	6,011
Francescas Holdings Corp. (a)(d)	444,498	12,695
GameStop Corp. Class A (d)	217,100	7,577
Genesco, Inc. (a)	182,375	11,225
Rent-A-Center, Inc.	270,781	9,458
Signet Jewelers Ltd.	94,170	6,472
		74,000
Textiles, Apparel & Luxury Goods - 2.6%
Fifth & Pacific Companies, Inc. (a)	599,592	12,364
Hanesbrands, Inc.	193,835	9,723
Steven Madden Ltd. (a)	281,946	13,711
		35,798
TOTAL CONSUMER DISCRETIONARY		198,817
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 3.4%
Beverages - 0.2%
Cott Corp.	302,400	$ 3,323
Food & Staples Retailing - 1.7%
Fresh Market, Inc. (a)	133,278	5,455
Susser Holdings Corp. (a)	167,687	8,916
United Natural Foods, Inc. (a)	178,545	8,917
		23,288
Food Products - 1.5%
Calavo Growers, Inc.	222,674	6,315
Fresh Del Monte Produce, Inc.	269,587	6,850
Post Holdings, Inc. (a)	67,868	2,972
WhiteWave Foods Co. (d)	319,115	5,396
		21,533
TOTAL CONSUMER STAPLES		48,144
ENERGY - 6.1%
Energy Equipment & Services - 1.0%
Atwood Oceanics, Inc. (a)	162,300	7,961
Total Energy Services, Inc.	391,900	5,438
		13,399
Oil, Gas & Consumable Fuels - 5.1%
Atlas Pipeline Partners LP	265,927	9,664
Cloud Peak Energy, Inc. (a)	448,200	8,758
Energen Corp.	42,662	2,023
Genesis Energy LP	121,700	5,850
PDC Energy, Inc. (a)	303,491	13,141
Rosetta Resources, Inc. (a)	283,458	12,163
Stone Energy Corp. (a)	486,874	9,606
Targa Resources Corp.	155,100	10,199
		71,404
TOTAL ENERGY		84,803
FINANCIALS - 22.6%
Capital Markets - 1.5%
Affiliated Managers Group, Inc. (a)	56,900	8,858
Waddell & Reed Financial, Inc. Class A	275,859	11,826
		20,684
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - 7.6%
Associated Banc-Corp.	890,623	$ 12,709
Bank of the Ozarks, Inc.	294,400	12,050
Banner Bank	186,800	6,103
BBCN Bancorp, Inc.	824,186	10,616
Bridge Capital Holdings (a)	322,552	4,703
Cathay General Bancorp	401,852	7,921
City National Corp.	237,913	13,616
MB Financial, Inc.	508,021	12,579
National Penn Bancshares, Inc.	948,798	9,289
PacWest Bancorp	540,375	14,985
UMB Financial Corp.	36,537	1,839
		106,410
Insurance - 3.4%
Allied World Assurance Co. Holdings Ltd.	154,000	13,985
Amerisafe, Inc.	366,400	11,967
Primerica, Inc.	306,400	10,405
ProAssurance Corp.	239,884	11,752
		48,109
Real Estate Investment Trusts - 8.9%
American Assets Trust, Inc.	325,429	10,986
Colonial Properties Trust (SBI)	521,477	12,103
DCT Industrial Trust, Inc.	1,667,600	13,057
DuPont Fabros Technology, Inc.	408,070	10,259
Glimcher Realty Trust	1,034,340	12,971
Highwoods Properties, Inc. (SBI)	335,300	13,757
Home Properties, Inc.	158,426	10,212
National Retail Properties, Inc. (d)	350,863	13,922
Parkway Properties, Inc.	571,726	10,423
Pennsylvania Real Estate Investment Trust (SBI)	84,000	1,741
Ramco-Gershenson Properties Trust (SBI)	899,550	15,710
		125,141
Thrifts & Mortgage Finance - 1.2%
ViewPoint Financial Group	230,366	4,289
Washington Federal, Inc.	357,830	6,144
WSFS Financial Corp.	121,891	5,965
		16,398
TOTAL FINANCIALS		316,742
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 12.1%
Biotechnology - 6.2%
Achillion Pharmaceuticals, Inc. (a)	648,897	$ 4,893
ARIAD Pharmaceuticals, Inc. (a)	207,504	3,708
Astex Pharmaceuticals, Inc. (a)	606,942	4,176
BioMarin Pharmaceutical, Inc. (a)	63,156	4,143
Coronado Biosciences, Inc. (a)(d)	233,918	2,632
Discovery Laboratories, Inc. (a)(d)	1,024,176	1,731
Dynavax Technologies Corp. (a)	1,367,874	3,215
Hyperion Therapeutics, Inc.	74,934	1,607
Infinity Pharmaceuticals, Inc. (a)	124,207	5,352
Insmed, Inc. (a)	452,771	4,147
Isis Pharmaceuticals, Inc. (a)	313,528	7,020
Medivation, Inc. (a)	76,786	4,047
MEI Pharma, Inc. (a)(d)	476,228	4,248
Merrimack Pharmaceuticals, Inc. (a)(d)	569,219	2,801
Neurocrine Biosciences, Inc. (a)	393,316	4,539
Novavax, Inc. (a)	1,908,587	4,485
OncoGenex Pharmaceuticals, Inc. (a)	95,695	969
Pharmacyclics, Inc. (a)	58,652	4,780
Synageva BioPharma Corp. (a)	84,284	4,357
Theravance, Inc. (a)	195,154	6,586
Threshold Pharmaceuticals, Inc. (a)	496,969	2,395
XOMA Corp. (a)	1,216,959	4,259
		86,090
Health Care Equipment & Supplies - 2.3%
Align Technology, Inc. (a)	231,661	7,673
Cerus Corp. (a)(d)	1,350,538	7,185
Haemonetics Corp. (a)	96,421	3,712
ICU Medical, Inc. (a)	58,712	3,537
Sirona Dental Systems, Inc. (a)	50,443	3,710
Steris Corp.	100,042	4,161
Teleflex, Inc.	33,518	2,619
		32,597
Health Care Providers & Services - 1.7%
BioScrip, Inc. (a)	442,955	6,139
MEDNAX, Inc. (a)	47,555	4,220
Molina Healthcare, Inc. (a)	216,133	7,176
Team Health Holdings, Inc. (a)	181,798	6,777
		24,312
Health Care Technology - 0.6%
Medidata Solutions, Inc. (a)	124,707	8,276
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.6%
Bruker BioSciences Corp. (a)	201,756	$ 3,585
PerkinElmer, Inc.	145,015	4,445
		8,030
Pharmaceuticals - 0.7%
Biodelivery Sciences International, Inc. (a)(d)	728,118	4,136
ViroPharma, Inc. (a)	224,122	6,107
		10,243
TOTAL HEALTH CARE		169,548
INDUSTRIALS - 14.6%
Aerospace & Defense - 1.0%
Teledyne Technologies, Inc. (a)	185,742	13,942
Air Freight & Logistics - 1.1%
Hub Group, Inc. Class A (a)	295,448	10,828
UTI Worldwide, Inc.	324,500	4,767
		15,595
Building Products - 0.6%
Armstrong World Industries, Inc.	156,658	7,996
Commercial Services & Supplies - 2.2%
Tetra Tech, Inc. (a)	322,532	8,479
United Stationers, Inc.	303,984	9,870
West Corp.	615,120	12,918
		31,267
Construction & Engineering - 1.2%
MasTec, Inc. (a)	316,890	8,810
URS Corp.	165,300	7,260
		16,070
Electrical Equipment - 1.0%
General Cable Corp. (a)	396,290	13,664
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	132,800	8,615
Machinery - 2.7%
Actuant Corp. Class A	307,021	9,610
Harsco Corp.	266,019	5,807
Navistar International Corp. (a)(d)	226,025	7,486
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
TriMas Corp. (a)	252,333	$ 7,696
Wabtec Corp.	63,029	6,614
		37,213
Marine - 0.2%
DryShips, Inc. (a)	1,364,997	2,539
Professional Services - 2.7%
Dun & Bradstreet Corp.	103,894	9,189
Manpower, Inc.	201,196	10,696
Stantec, Inc.	254,600	10,887
Towers Watson & Co.	103,100	7,518
		38,290
Trading Companies & Distributors - 1.3%
Kaman Corp.	216,500	7,316
Watsco, Inc.	136,223	11,494
		18,810
TOTAL INDUSTRIALS		204,001
INFORMATION TECHNOLOGY - 15.8%
Communications Equipment - 2.0%
Brocade Communications Systems, Inc. (a)	1,485,425	8,645
Finisar Corp. (a)	557,989	7,165
Infinera Corp. (a)	189,000	1,591
Polycom, Inc. (a)	617,974	6,489
Riverbed Technology, Inc. (a)	204,083	3,033
Sonus Networks, Inc. (a)	528,979	1,111
		28,034
Computers & Peripherals - 1.6%
NCR Corp. (a)	302,100	8,238
Quantum Corp. (a)	5,049,141	7,220
Super Micro Computer, Inc. (a)	722,415	6,950
		22,408
Electronic Equipment & Components - 0.9%
Fabrinet (a)	560,632	7,697
InvenSense, Inc. (a)	540,219	5,035
		12,732
Internet Software & Services - 1.4%
Bankrate, Inc. (a)	707,050	9,531
EarthLink, Inc.	386,934	2,202
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Unwired Planet, Inc. (a)	714,321	$ 1,414
Web.com Group, Inc. (a)	405,639	7,058
		20,205
IT Services - 4.0%
Euronet Worldwide, Inc. (a)	443,984	13,555
ExlService Holdings, Inc. (a)	344,238	11,229
Genpact Ltd.	232,516	4,325
Heartland Payment Systems, Inc.	168,280	5,535
Pactera Technology International Ltd. ADR	478,765	2,437
Sapient Corp. (a)	1,158,737	13,534
ServiceSource International, Inc. (a)	742,088	4,749
		55,364
Semiconductors & Semiconductor Equipment - 2.3%
Atmel Corp. (a)	491,900	3,183
Entegris, Inc. (a)	670,077	6,352
Integrated Device Technology, Inc. (a)	547,262	3,891
Monolithic Power Systems, Inc.	128,923	3,110
RF Micro Devices, Inc. (a)	806,950	4,527
Skyworks Solutions, Inc. (a)	329,342	7,269
Spreadtrum Communications, Inc. ADR	171,418	3,747
		32,079
Software - 3.6%
BroadSoft, Inc. (a)	210,010	5,368
MICROS Systems, Inc. (a)	215,993	9,160
Nuance Communications, Inc. (a)	576,883	10,984
Parametric Technology Corp. (a)	368,220	8,841
Solera Holdings, Inc.	75,890	4,370
Synchronoss Technologies, Inc. (a)	172,490	4,888
Verint Systems, Inc. (a)	203,737	6,731
		50,342
TOTAL INFORMATION TECHNOLOGY		221,164
MATERIALS - 4.9%
Chemicals - 2.1%
Axiall Corp.	205,306	10,768
Cabot Corp.	194,606	7,309
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Kraton Performance Polymers, Inc. (a)	253,601	$ 5,759
Zoltek Companies, Inc. (a)(d)	420,265	5,552
		29,388
Construction Materials - 0.6%
Eagle Materials, Inc.	117,871	7,986
Containers & Packaging - 0.5%
Silgan Holdings, Inc.	153,567	7,351
Metals & Mining - 1.4%
Carpenter Technology Corp.	121,032	5,442
Worthington Industries, Inc.	425,394	13,689
		19,131
Paper & Forest Products - 0.3%
Canfor Corp. (a)	234,800	4,904
TOTAL MATERIALS		68,760
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Towerstream Corp. (a)(d)	2,175,220	5,221
UTILITIES - 2.8%
Electric Utilities - 2.2%
Cleco Corp.	206,100	10,206
IDACORP, Inc.	72,684	3,577
PNM Resources, Inc.	346,549	8,321
Portland General Electric Co.	258,218	8,328
		30,432
Gas Utilities - 0.6%
Atmos Energy Corp.	200,606	8,901
TOTAL UTILITIES		39,333
TOTAL COMMON STOCKS (Cost $1,184,209)		1,356,533
Convertible Preferred Stocks - 0.1%
	Shares	Value (000s)
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Agios Pharmaceuticals, Inc. Series C (a)(f)
(Cost $1,617)	329,266	$ 1,617
U.S. Treasury Obligations - 0.0%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.05% 7/5/13 (Cost $530)	$ 530	530
Money Market Funds - 5.6%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	34,331,862	34,332
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	43,837,520	43,838
TOTAL MONEY MARKET FUNDS (Cost $78,170)		78,170
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $1,264,526)		1,436,850
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(36,393)
NET ASSETS - 100%		$ 1,400,457
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
51 Russell 2000 Index Contracts	June 2013	$ 4,820	$ 128

The face value of futures purchased as a percentage of net assets is 0.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $530,000.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,617,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Agios Pharmaceuticals, Inc. Series C	11/16/11	$ 1,617
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 27
Fidelity Securities Lending Cash Central Fund	459
Total	$ 486
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 198,817	$ 198,817	$ -	$ -
Consumer Staples	48,144	48,144	-	-
Energy	84,803	84,803	-	-
Financials	316,742	316,742	-	-
Health Care	171,165	169,548	-	1,617
Industrials	204,001	204,001	-	-
Information Technology	221,164	221,164	-	-
Materials	68,760	68,760	-	-
Telecommunication Services	5,221	5,221	-	-
Utilities	39,333	39,333	-	-
U.S. Government and Government Agency Obligations	530	-	530	-
Money Market Funds	78,170	78,170	-	-
Total Investments in Securities:	$ 1,436,850	$ 1,434,703	$ 530	$ 1,617
Derivative Instruments:
Assets
Futures Contracts	$ 128	$ 128	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 128	$ -
Total Value of Derivatives	$ 128	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $42,762) - See accompanying schedule: Unaffiliated issuers (cost $1,186,356)	$ 1,358,680
Fidelity Central Funds (cost $78,170)	78,170
Total Investments (cost $1,264,526)		$ 1,436,850
Cash		905
Receivable for investments sold		15,782
Receivable for fund shares sold		849
Dividends receivable		594
Distributions receivable from Fidelity Central Funds		60
Receivable for daily variation margin on futures contracts		33
Prepaid expenses		1
Receivable from investment adviser for expense reductions		5
Other receivables		91
Total assets		1,455,170

Liabilities
Payable for investments purchased	$ 8,382
Payable for fund shares redeemed	1,329
Accrued management fee	799
Distribution and service plan fees payable	3
Other affiliated payables	322
Other payables and accrued expenses	40
Collateral on securities loaned, at value	43,838
Total liabilities		54,713

Net Assets		$ 1,400,457
Net Assets consist of:
Paid in capital		$ 1,273,524
Distributions in excess of net investment income		(1,847)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(43,672)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		172,452
Net Assets		$ 1,400,457

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,459 ÷ 245.299 shares)	$ 22.25

Maximum offering price per share (100/94.25 of $22.25)	$ 23.61
Class T: Net Asset Value and redemption price per share ($1,160 ÷ 52.764 shares)	$ 21.98

Maximum offering price per share (100/96.50 of $21.98)	$ 22.78
Class B: Net Asset Value and offering price per share ($251 ÷ 11.671 shares)A	$ 21.51

Class C: Net Asset Value and offering price per share ($2,076 ÷ 96.776 shares)A	$ 21.45

Stock Selector Small Cap: Net Asset Value, offering price and redemption price per share ($1,349,142 ÷ 59,962.428 shares)	$ 22.50

Institutional Class: Net Asset Value, offering price and redemption price per share ($42,369 ÷ 1,879.738 shares)	$ 22.54

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 8,530
Income from Fidelity Central Funds (including $459 from security lending)		486
Total income		9,016

Expenses
Management fee Basic fee	$ 4,103
Performance adjustment	707
Transfer agent fees	1,687
Distribution and service plan fees	19
Accounting and security lending fees	218
Custodian fees and expenses	29
Independent trustees' compensation	4
Registration fees	70
Audit	28
Legal	3
Miscellaneous	6
Total expenses before reductions	6,874
Expense reductions	(314)	6,560
Net investment income (loss)		2,456
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	34,452
Foreign currency transactions	2
Futures contracts	252
Total net realized gain (loss)		34,706
Change in net unrealized appreciation (depreciation) on: Investment securities	152,975
Futures contracts	128
Total change in net unrealized appreciation (depreciation)		153,103
Net gain (loss)		187,809
Net increase (decrease) in net assets resulting from operations		$ 190,265

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,456	$ 3,050
Net realized gain (loss)	34,706	190,469
Change in net unrealized appreciation (depreciation)	153,103	(49,052)
Net increase (decrease) in net assets resulting from operations	190,265	144,467
Distributions to shareholders from net investment income	(6,660)	-
Distributions to shareholders from net realized gain	(462)	-
Total distributions	(7,122)	-
Share transactions - net increase (decrease)	(139,881)	(502,681)
Redemption fees	46	299
Total increase (decrease) in net assets	43,308	(357,915)

Net Assets
Beginning of period	1,357,149	1,715,064
End of period (including distributions in excess of net investment income of $1,847 and undistributed net investment income of $2,357, respectively)	$ 1,400,457	$ 1,357,149

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.40	$ 17.87	$ 16.20	$ 12.53	$ 11.24	$ 24.79
Income from Investment Operations
Net investment income (loss) E	.01	(.02)	- I, L	(.01) J	- L	(.04)
Net realized and unrealized gain (loss)	2.88	1.55	1.73	3.68	1.31	(10.77)
Total from investment operations	2.89	1.53	1.73	3.67	1.31	(10.81)
Distributions from net investment income	(.04)	-	(.07)	- L	(.02)	-
Distributions from net realized gain	(.01)	-	-	-	-	(2.74)
Total distributions	(.04) M	-	(.07)	- L	(.02)	(2.74)
Redemption fees added to paid in capital E	- L	- L	.01	- L	- L	- L
Net asset value, end of period	$ 22.25	$ 19.40	$ 17.87	$ 16.20	$ 12.53	$ 11.24
Total Return B, C, D	14.95%	8.56%	10.71%	29.32%	11.69%	(48.52)%
Ratios to Average Net Assets F, K
Expenses before reductions	1.30% A	1.37%	1.15%	1.00%	1.03%	1.24%
Expenses net of fee waivers, if any	1.30% A	1.37%	1.15%	1.00%	1.03%	1.24%
Expenses net of all reductions	1.26% A	1.36%	1.14%	.99%	1.01%	1.23%
Net investment income (loss)	.07% A	(.10)%	-% H, I	(.07)% J	(.03)%	(.24)%
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 4	$ 4	$ 3	$ 3	$ 2
Portfolio turnover rate G	74% A	61%	73%	138%	135%	101%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.21)%.

J Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.16)%.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

L Amount represents less than $.01 per share.

M Total distributions of $.04 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.007 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.15	$ 17.68	$ 16.07	$ 12.45	$ 11.19	$ 24.74
Income from Investment Operations
Net investment income (loss) E	(.02)	(.07)	(.05) H	(.05) I	(.03)	(.08)
Net realized and unrealized gain (loss)	2.85	1.54	1.70	3.67	1.30	(10.76)
Total from investment operations	2.83	1.47	1.65	3.62	1.27	(10.84)
Distributions from net investment income	-	-	(.05)	-	(.01)	-
Distributions from net realized gain	-	-	-	-	-	(2.71)
Total distributions	-	-	(.05)	-	(.01)	(2.71)
Redemption fees added to paid in capital E	- K	- K	.01	- K	- K	- K
Net asset value, end of period	$ 21.98	$ 19.15	$ 17.68	$ 16.07	$ 12.45	$ 11.19
Total Return B, C, D	14.78%	8.31%	10.34%	29.08%	11.42%	(48.70)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.59% A	1.64%	1.42%	1.27%	1.30%	1.50%
Expenses net of fee waivers, if any	1.58% A	1.64%	1.42%	1.27%	1.30%	1.50%
Expenses net of all reductions	1.54% A	1.63%	1.41%	1.26%	1.29%	1.49%
Net investment income (loss)	(.21)% A	(.37)%	(.27)% H	(.33)% I	(.31)%	(.50)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,160	$ 1,073	$ 1,539	$ 723	$ 550	$ 409
Portfolio turnover rate G	74% A	61%	73%	138%	135%	101%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.48)%.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.43)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 18.79	$ 17.43	$ 15.87	$ 12.36	$ 11.15	$ 24.69
Income from Investment Operations
Net investment income (loss) E	(.07)	(.16)	(.14) H	(.12) I	(.08)	(.17)
Net realized and unrealized gain (loss)	2.79	1.52	1.69	3.63	1.30	(10.73)
Total from investment operations	2.72	1.36	1.55	3.51	1.22	(10.90)
Distributions from net investment income	-	-	-	-	(.01)	-
Distributions from net realized gain	-	-	-	-	-	(2.64)
Total distributions	-	-	-	-	(.01)	(2.64)
Redemption fees added to paid in capital E	- K	- K	.01	- K	- K	- K
Net asset value, end of period	$ 21.51	$ 18.79	$ 17.43	$ 15.87	$ 12.36	$ 11.15
Total Return B, C, D	14.48%	7.80%	9.83%	28.40%	10.92%	(48.94)%
Ratios to Average Net Assets F, J
Expenses before reductions	2.07% A	2.12%	1.90%	1.76%	1.77%	1.99%
Expenses net of fee waivers, if any	2.06% A	2.12%	1.90%	1.76%	1.77%	1.99%
Expenses net of all reductions	2.02% A	2.11%	1.90%	1.75%	1.75%	1.99%
Net investment income (loss)	(.69)% A	(.85)%	(.76)% H	(.82)% I	(.78)%	(1.00)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 251	$ 225	$ 246	$ 220	$ 219	$ 199
Portfolio turnover rate G	74% A	61%	73%	138%	135%	101%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.96)%.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.92)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 18.73	$ 17.38	$ 15.82	$ 12.33	$ 11.12	$ 24.71
Income from Investment Operations
Net investment income (loss) E	(.07)	(.16)	(.14) H	(.12) I	(.09)	(.17)
Net realized and unrealized gain (loss)	2.79	1.51	1.69	3.61	1.31	(10.72)
Total from investment operations	2.72	1.35	1.55	3.49	1.22	(10.89)
Distributions from net investment income	-	-	-	-	(.01)	-
Distributions from net realized gain	-	-	-	-	-	(2.70)
Total distributions	-	-	-	-	(.01)	(2.70)
Redemption fees added to paid in capital E	- K	- K	.01	- K	- K	- K
Net asset value, end of period	$ 21.45	$ 18.73	$ 17.38	$ 15.82	$ 12.33	$ 11.12
Total Return B, C, D	14.52%	7.77%	9.86%	28.30%	10.96%	(48.95)%
Ratios to Average Net Assets F, J
Expenses before reductions	2.06% A	2.12%	1.90%	1.75%	1.76%	2.00%
Expenses net of fee waivers, if any	2.06% A	2.12%	1.90%	1.75%	1.76%	2.00%
Expenses net of all reductions	2.02% A	2.11%	1.89%	1.74%	1.75%	1.99%
Net investment income (loss)	(.69)% A	(.85)%	(.76)% H	(.81)% I	(.77)%	(1.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,076	$ 1,504	$ 1,370	$ 820	$ 428	$ 183
Portfolio turnover rate G	74% A	61%	73%	138%	135%	101%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.96)%.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.91)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Stock Selector Small Cap

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.65	$ 18.05	$ 16.35	$ 12.61	$ 11.28	$ 24.81
Income from Investment Operations
Net investment income (loss) D	.04	.04	.05 G	.03 H	.02	.01
Net realized and unrealized gain (loss)	2.92	1.56	1.74	3.72	1.33	(10.82)
Total from investment operations	2.96	1.60	1.79	3.75	1.35	(10.81)
Distributions from net investment income	(.10)	-	(.10)	(.01)	(.02)	-
Distributions from net realized gain	(.01)	-	-	-	-	(2.72)
Total distributions	(.11)	-	(.10)	(.01)	(.02)	(2.72)
Redemption fees added to paid in capital D	- J	- J	.01	- J	- J	- J
Net asset value, end of period	$ 22.50	$ 19.65	$ 18.05	$ 16.35	$ 12.61	$ 11.28
Total Return B, C	15.13%	8.86%	11.03%	29.75%	12.05%	(48.42)%
Ratios to Average Net Assets E, I
Expenses before reductions	1.01% A	1.07%	.85%	.73%	.77%	.95%
Expenses net of fee waivers, if any	1.01% A	1.07%	.85%	.73%	.77%	.95%
Expenses net of all reductions	.97% A	1.06%	.85%	.72%	.75%	.94%
Net investment income (loss)	.36% A	.20%	.29% G	.21% H	.22%	.05%
Supplemental Data
Net assets, end of period (in millions)	$ 1,349	$ 1,311	$ 1,698	$ 1,406	$ 1,379	$ 1,292
Portfolio turnover rate F	74% A	61%	73%	138%	135%	101%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .09%.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .12%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.72	$ 18.07	$ 16.39	$ 12.63	$ 11.29	$ 24.82
Income from Investment Operations
Net investment income (loss) D	.04	.04	.05 G	.05 H	.04	.02
Net realized and unrealized gain (loss)	2.92	1.61	1.74	3.72	1.32	(10.82)
Total from investment operations	2.96	1.65	1.79	3.77	1.36	(10.80)
Distributions from net investment income	(.14)	-	(.12)	(.01)	(.02)	-
Distributions from net realized gain	(.01)	-	-	-	-	(2.73)
Total distributions	(.14) K	-	(.12)	(.01)	(.02)	(2.73)
Redemption fees added to paid in capital D	- J	- J	.01	- J	- J	- J
Net asset value, end of period	$ 22.54	$ 19.72	$ 18.07	$ 16.39	$ 12.63	$ 11.29
Total Return B, C	15.13%	9.13%	10.99%	29.89%	12.14%	(48.36)%
Ratios to Average Net Assets E, I
Expenses before reductions	.99% A	1.06%	.86%	.63%	.63%	.84%
Expenses net of fee waivers, if any	.99% A	1.06%	.86%	.63%	.63%	.84%
Expenses net of all reductions	.95% A	1.05%	.85%	.62%	.62%	.84%
Net investment income (loss)	.38% A	.21%	.29% G	.31% H	.36%	.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,369	$ 39,592	$ 10,038	$ 680	$ 413	$ 376
Portfolio turnover rate F	74% A	61%	73%	138%	135%	101%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .08%.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .21%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.14 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.007 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity® Stock Selector Small Cap Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Stock Selector Small Cap and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation and capital loss carryforwards.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 233,121,077
Gross unrealized depreciation	(62,113,787)
Net unrealized appreciation (depreciation) on securities and other investments	$ 171,007,290

Tax cost	$ 1,265,842,871

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (76,149,147)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Fund. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $251,816 and a change in net unrealized appreciation (depreciation) of $127,635 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $490,595,330 and $643,899,146, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Stock Selector Small Cap as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 5,629	$ 212
Class T	.25%	.25%	2,642	27
Class B	.75%	.25%	1,205	905
Class C	.75%	.25%	9,368	1,191
			$ 18,844	$ 2,335

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,309
Class T	340
Class C*	163
$ 1,812

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 6,588.29
Class T	1,712.32
Class B	364.30
Class C	2,801.30
Stock Selector Small Cap	1,628,284.25
Institutional Class	47,227.23
	$ 1,686,976

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $12,109 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,769 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $352,490. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $14,757 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $308,362 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $5,226.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 7,801	$ -
Stock Selector Small Cap	6,380,622	-
Institutional Class	271,081	-
Total	$ 6,659,504	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders - continued

	Six months ended April 30, 2013	Year ended October 31, 2012
From net realized gain
Class A	$ 1,477	$ -
Stock Selector Small Cap	446,989	-
Institutional Class	13,943	-
Total	$ 462,409	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	66,863	67,380	$ 1,412,360	$ 1,259,708
Reinvestment of distributions	456	-	8,874	-
Shares redeemed	(31,521)	(98,140)	(653,253)	(1,883,409)
Net increase (decrease)	35,798	(30,760)	$ 767,981	$ (623,701)
Class T
Shares sold	9,131	21,703	$ 191,484	$ 403,605
Shares redeemed	(12,424)	(52,662)	(250,322)	(988,816)
Net increase (decrease)	(3,293)	(30,959)	$ (58,838)	$ (585,211)
Class B
Shares sold	73	475	$ 1,496	$ 8,561
Shares redeemed	(389)	(2,588)	(8,161)	(48,635)
Net increase (decrease)	(316)	(2,113)	$ (6,665)	$ (40,074)
Class C
Shares sold	35,021	22,125	$ 680,338	$ 401,995
Shares redeemed	(18,553)	(20,647)	(371,426)	(381,653)
Net increase (decrease)	16,468	1,478	$ 308,912	$ 20,342
Stock Selector Small Cap
Shares sold	3,229,189	9,673,161	$ 68,265,824	$ 183,426,126
Reinvestment of distributions	341,495	-	6,696,448	-
Shares redeemed	(10,305,997)	(37,048,256)	(213,134,056)	(710,455,997)
Net increase (decrease)	(6,735,313)	(27,375,095)	$ (138,171,784)	$ (527,029,871)
Institutional Class
Shares sold	94,910	2,802,215	$ 1,994,681	$ 52,718,967
Reinvestment of distributions	14,320	-	281,150	-
Shares redeemed	(237,207)	(1,350,009)	(4,996,490)	(27,142,424)
Net increase (decrease)	(127,977)	1,452,206	$ (2,720,659)	$ 25,576,543

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SCS-USAN-0613
1.784915.110

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Stock Selector Small Cap

Fund - Class A, Class T, Class B
and Class C

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Class A, Class T, Class B,
and Class C are classes of
Fidelity® Stock Selector
Small Cap Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.30%
Actual		$ 1,000.00	$ 1,149.50	$ 6.93
HypotheticalA		$ 1,000.00	$ 1,018.35	$ 6.51
Class T	1.58%
Actual		$ 1,000.00	$ 1,147.80	$ 8.41
HypotheticalA		$ 1,000.00	$ 1,016.96	$ 7.90
Class B	2.06%
Actual		$ 1,000.00	$ 1,144.80	$ 10.95
HypotheticalA		$ 1,000.00	$ 1,014.58	$ 10.29
Class C	2.06%
Actual		$ 1,000.00	$ 1,145.20	$ 10.96
HypotheticalA		$ 1,000.00	$ 1,014.58	$ 10.29
Stock Selector Small Cap	1.01%
Actual		$ 1,000.00	$ 1,151.30	$ 5.39
HypotheticalA		$ 1,000.00	$ 1,019.79	$ 5.06
Institutional Class	.99%
Actual		$ 1,000.00	$ 1,151.30	$ 5.28
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 4.96

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Ramco-Gershenson Properties Trust (SBI)	1.1	1.0
PacWest Bancorp	1.1	0.7
Allied World Assurance Co. Holdings Ltd.	1.0	0.9
Teledyne Technologies, Inc.	1.0	1.0
National Retail Properties, Inc.	1.0	1.1
Highwoods Properties, Inc. (SBI)	1.0	0.9
Steven Madden Ltd.	1.0	0.8
Worthington Industries, Inc.	1.0	0.0
General Cable Corp.	1.0	0.7
City National Corp.	1.0	0.8
	10.2
Top Five Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.6	21.4
Information Technology	15.8	16.9
Industrials	14.6	15.0
Consumer Discretionary	14.2	14.1
Health Care	12.2	11.6
Asset Allocation (% of fund's net assets)
As of April 30, 2013*		As of October 31, 2012**
	Stocks and Equity Futures 97.2%		Stocks 97.6%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 2.7%		Short-Term Investments and Net Other Assets (Liabilities) 2.3%
* Foreign investments	6.4%	** Foreign investments	7.5%

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.2%
Auto Components - 1.2%
Dorman Products, Inc.	228,051	$ 8,607
Tenneco, Inc. (a)	228,084	8,820
		17,427
Diversified Consumer Services - 0.5%
DeVry, Inc.	251,700	7,050
Hotels, Restaurants & Leisure - 1.3%
BJ's Restaurants, Inc. (a)	219,700	7,536
Life Time Fitness, Inc. (a)	240,601	11,111
		18,647
Household Durables - 0.8%
KB Home	482,289	10,871
Internet & Catalog Retail - 0.8%
HSN, Inc.	205,093	10,784
Leisure Equipment & Products - 0.8%
Brunswick Corp.	346,610	10,974
Media - 0.4%
MDC Partners, Inc. Class A (sub. vtg.)	320,900	5,484
Multiline Retail - 0.5%
Dollarama, Inc. (d)	106,234	7,782
Specialty Retail - 5.3%
Ascena Retail Group, Inc. (a)	466,206	8,625
Conn's, Inc. (a)	275,627	11,937
DSW, Inc. Class A	90,906	6,011
Francescas Holdings Corp. (a)(d)	444,498	12,695
GameStop Corp. Class A (d)	217,100	7,577
Genesco, Inc. (a)	182,375	11,225
Rent-A-Center, Inc.	270,781	9,458
Signet Jewelers Ltd.	94,170	6,472
		74,000
Textiles, Apparel & Luxury Goods - 2.6%
Fifth & Pacific Companies, Inc. (a)	599,592	12,364
Hanesbrands, Inc.	193,835	9,723
Steven Madden Ltd. (a)	281,946	13,711
		35,798
TOTAL CONSUMER DISCRETIONARY		198,817
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 3.4%
Beverages - 0.2%
Cott Corp.	302,400	$ 3,323
Food & Staples Retailing - 1.7%
Fresh Market, Inc. (a)	133,278	5,455
Susser Holdings Corp. (a)	167,687	8,916
United Natural Foods, Inc. (a)	178,545	8,917
		23,288
Food Products - 1.5%
Calavo Growers, Inc.	222,674	6,315
Fresh Del Monte Produce, Inc.	269,587	6,850
Post Holdings, Inc. (a)	67,868	2,972
WhiteWave Foods Co. (d)	319,115	5,396
		21,533
TOTAL CONSUMER STAPLES		48,144
ENERGY - 6.1%
Energy Equipment & Services - 1.0%
Atwood Oceanics, Inc. (a)	162,300	7,961
Total Energy Services, Inc.	391,900	5,438
		13,399
Oil, Gas & Consumable Fuels - 5.1%
Atlas Pipeline Partners LP	265,927	9,664
Cloud Peak Energy, Inc. (a)	448,200	8,758
Energen Corp.	42,662	2,023
Genesis Energy LP	121,700	5,850
PDC Energy, Inc. (a)	303,491	13,141
Rosetta Resources, Inc. (a)	283,458	12,163
Stone Energy Corp. (a)	486,874	9,606
Targa Resources Corp.	155,100	10,199
		71,404
TOTAL ENERGY		84,803
FINANCIALS - 22.6%
Capital Markets - 1.5%
Affiliated Managers Group, Inc. (a)	56,900	8,858
Waddell & Reed Financial, Inc. Class A	275,859	11,826
		20,684
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - 7.6%
Associated Banc-Corp.	890,623	$ 12,709
Bank of the Ozarks, Inc.	294,400	12,050
Banner Bank	186,800	6,103
BBCN Bancorp, Inc.	824,186	10,616
Bridge Capital Holdings (a)	322,552	4,703
Cathay General Bancorp	401,852	7,921
City National Corp.	237,913	13,616
MB Financial, Inc.	508,021	12,579
National Penn Bancshares, Inc.	948,798	9,289
PacWest Bancorp	540,375	14,985
UMB Financial Corp.	36,537	1,839
		106,410
Insurance - 3.4%
Allied World Assurance Co. Holdings Ltd.	154,000	13,985
Amerisafe, Inc.	366,400	11,967
Primerica, Inc.	306,400	10,405
ProAssurance Corp.	239,884	11,752
		48,109
Real Estate Investment Trusts - 8.9%
American Assets Trust, Inc.	325,429	10,986
Colonial Properties Trust (SBI)	521,477	12,103
DCT Industrial Trust, Inc.	1,667,600	13,057
DuPont Fabros Technology, Inc.	408,070	10,259
Glimcher Realty Trust	1,034,340	12,971
Highwoods Properties, Inc. (SBI)	335,300	13,757
Home Properties, Inc.	158,426	10,212
National Retail Properties, Inc. (d)	350,863	13,922
Parkway Properties, Inc.	571,726	10,423
Pennsylvania Real Estate Investment Trust (SBI)	84,000	1,741
Ramco-Gershenson Properties Trust (SBI)	899,550	15,710
		125,141
Thrifts & Mortgage Finance - 1.2%
ViewPoint Financial Group	230,366	4,289
Washington Federal, Inc.	357,830	6,144
WSFS Financial Corp.	121,891	5,965
		16,398
TOTAL FINANCIALS		316,742
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 12.1%
Biotechnology - 6.2%
Achillion Pharmaceuticals, Inc. (a)	648,897	$ 4,893
ARIAD Pharmaceuticals, Inc. (a)	207,504	3,708
Astex Pharmaceuticals, Inc. (a)	606,942	4,176
BioMarin Pharmaceutical, Inc. (a)	63,156	4,143
Coronado Biosciences, Inc. (a)(d)	233,918	2,632
Discovery Laboratories, Inc. (a)(d)	1,024,176	1,731
Dynavax Technologies Corp. (a)	1,367,874	3,215
Hyperion Therapeutics, Inc.	74,934	1,607
Infinity Pharmaceuticals, Inc. (a)	124,207	5,352
Insmed, Inc. (a)	452,771	4,147
Isis Pharmaceuticals, Inc. (a)	313,528	7,020
Medivation, Inc. (a)	76,786	4,047
MEI Pharma, Inc. (a)(d)	476,228	4,248
Merrimack Pharmaceuticals, Inc. (a)(d)	569,219	2,801
Neurocrine Biosciences, Inc. (a)	393,316	4,539
Novavax, Inc. (a)	1,908,587	4,485
OncoGenex Pharmaceuticals, Inc. (a)	95,695	969
Pharmacyclics, Inc. (a)	58,652	4,780
Synageva BioPharma Corp. (a)	84,284	4,357
Theravance, Inc. (a)	195,154	6,586
Threshold Pharmaceuticals, Inc. (a)	496,969	2,395
XOMA Corp. (a)	1,216,959	4,259
		86,090
Health Care Equipment & Supplies - 2.3%
Align Technology, Inc. (a)	231,661	7,673
Cerus Corp. (a)(d)	1,350,538	7,185
Haemonetics Corp. (a)	96,421	3,712
ICU Medical, Inc. (a)	58,712	3,537
Sirona Dental Systems, Inc. (a)	50,443	3,710
Steris Corp.	100,042	4,161
Teleflex, Inc.	33,518	2,619
		32,597
Health Care Providers & Services - 1.7%
BioScrip, Inc. (a)	442,955	6,139
MEDNAX, Inc. (a)	47,555	4,220
Molina Healthcare, Inc. (a)	216,133	7,176
Team Health Holdings, Inc. (a)	181,798	6,777
		24,312
Health Care Technology - 0.6%
Medidata Solutions, Inc. (a)	124,707	8,276
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.6%
Bruker BioSciences Corp. (a)	201,756	$ 3,585
PerkinElmer, Inc.	145,015	4,445
		8,030
Pharmaceuticals - 0.7%
Biodelivery Sciences International, Inc. (a)(d)	728,118	4,136
ViroPharma, Inc. (a)	224,122	6,107
		10,243
TOTAL HEALTH CARE		169,548
INDUSTRIALS - 14.6%
Aerospace & Defense - 1.0%
Teledyne Technologies, Inc. (a)	185,742	13,942
Air Freight & Logistics - 1.1%
Hub Group, Inc. Class A (a)	295,448	10,828
UTI Worldwide, Inc.	324,500	4,767
		15,595
Building Products - 0.6%
Armstrong World Industries, Inc.	156,658	7,996
Commercial Services & Supplies - 2.2%
Tetra Tech, Inc. (a)	322,532	8,479
United Stationers, Inc.	303,984	9,870
West Corp.	615,120	12,918
		31,267
Construction & Engineering - 1.2%
MasTec, Inc. (a)	316,890	8,810
URS Corp.	165,300	7,260
		16,070
Electrical Equipment - 1.0%
General Cable Corp. (a)	396,290	13,664
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	132,800	8,615
Machinery - 2.7%
Actuant Corp. Class A	307,021	9,610
Harsco Corp.	266,019	5,807
Navistar International Corp. (a)(d)	226,025	7,486
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
TriMas Corp. (a)	252,333	$ 7,696
Wabtec Corp.	63,029	6,614
		37,213
Marine - 0.2%
DryShips, Inc. (a)	1,364,997	2,539
Professional Services - 2.7%
Dun & Bradstreet Corp.	103,894	9,189
Manpower, Inc.	201,196	10,696
Stantec, Inc.	254,600	10,887
Towers Watson & Co.	103,100	7,518
		38,290
Trading Companies & Distributors - 1.3%
Kaman Corp.	216,500	7,316
Watsco, Inc.	136,223	11,494
		18,810
TOTAL INDUSTRIALS		204,001
INFORMATION TECHNOLOGY - 15.8%
Communications Equipment - 2.0%
Brocade Communications Systems, Inc. (a)	1,485,425	8,645
Finisar Corp. (a)	557,989	7,165
Infinera Corp. (a)	189,000	1,591
Polycom, Inc. (a)	617,974	6,489
Riverbed Technology, Inc. (a)	204,083	3,033
Sonus Networks, Inc. (a)	528,979	1,111
		28,034
Computers & Peripherals - 1.6%
NCR Corp. (a)	302,100	8,238
Quantum Corp. (a)	5,049,141	7,220
Super Micro Computer, Inc. (a)	722,415	6,950
		22,408
Electronic Equipment & Components - 0.9%
Fabrinet (a)	560,632	7,697
InvenSense, Inc. (a)	540,219	5,035
		12,732
Internet Software & Services - 1.4%
Bankrate, Inc. (a)	707,050	9,531
EarthLink, Inc.	386,934	2,202
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Unwired Planet, Inc. (a)	714,321	$ 1,414
Web.com Group, Inc. (a)	405,639	7,058
		20,205
IT Services - 4.0%
Euronet Worldwide, Inc. (a)	443,984	13,555
ExlService Holdings, Inc. (a)	344,238	11,229
Genpact Ltd.	232,516	4,325
Heartland Payment Systems, Inc.	168,280	5,535
Pactera Technology International Ltd. ADR	478,765	2,437
Sapient Corp. (a)	1,158,737	13,534
ServiceSource International, Inc. (a)	742,088	4,749
		55,364
Semiconductors & Semiconductor Equipment - 2.3%
Atmel Corp. (a)	491,900	3,183
Entegris, Inc. (a)	670,077	6,352
Integrated Device Technology, Inc. (a)	547,262	3,891
Monolithic Power Systems, Inc.	128,923	3,110
RF Micro Devices, Inc. (a)	806,950	4,527
Skyworks Solutions, Inc. (a)	329,342	7,269
Spreadtrum Communications, Inc. ADR	171,418	3,747
		32,079
Software - 3.6%
BroadSoft, Inc. (a)	210,010	5,368
MICROS Systems, Inc. (a)	215,993	9,160
Nuance Communications, Inc. (a)	576,883	10,984
Parametric Technology Corp. (a)	368,220	8,841
Solera Holdings, Inc.	75,890	4,370
Synchronoss Technologies, Inc. (a)	172,490	4,888
Verint Systems, Inc. (a)	203,737	6,731
		50,342
TOTAL INFORMATION TECHNOLOGY		221,164
MATERIALS - 4.9%
Chemicals - 2.1%
Axiall Corp.	205,306	10,768
Cabot Corp.	194,606	7,309
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Kraton Performance Polymers, Inc. (a)	253,601	$ 5,759
Zoltek Companies, Inc. (a)(d)	420,265	5,552
		29,388
Construction Materials - 0.6%
Eagle Materials, Inc.	117,871	7,986
Containers & Packaging - 0.5%
Silgan Holdings, Inc.	153,567	7,351
Metals & Mining - 1.4%
Carpenter Technology Corp.	121,032	5,442
Worthington Industries, Inc.	425,394	13,689
		19,131
Paper & Forest Products - 0.3%
Canfor Corp. (a)	234,800	4,904
TOTAL MATERIALS		68,760
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Towerstream Corp. (a)(d)	2,175,220	5,221
UTILITIES - 2.8%
Electric Utilities - 2.2%
Cleco Corp.	206,100	10,206
IDACORP, Inc.	72,684	3,577
PNM Resources, Inc.	346,549	8,321
Portland General Electric Co.	258,218	8,328
		30,432
Gas Utilities - 0.6%
Atmos Energy Corp.	200,606	8,901
TOTAL UTILITIES		39,333
TOTAL COMMON STOCKS (Cost $1,184,209)		1,356,533
Convertible Preferred Stocks - 0.1%
	Shares	Value (000s)
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Agios Pharmaceuticals, Inc. Series C (a)(f)
(Cost $1,617)	329,266	$ 1,617
U.S. Treasury Obligations - 0.0%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.05% 7/5/13 (Cost $530)	$ 530	530
Money Market Funds - 5.6%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	34,331,862	34,332
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	43,837,520	43,838
TOTAL MONEY MARKET FUNDS (Cost $78,170)		78,170
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $1,264,526)		1,436,850
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(36,393)
NET ASSETS - 100%		$ 1,400,457
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
51 Russell 2000 Index Contracts	June 2013	$ 4,820	$ 128

The face value of futures purchased as a percentage of net assets is 0.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $530,000.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,617,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Agios Pharmaceuticals, Inc. Series C	11/16/11	$ 1,617
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 27
Fidelity Securities Lending Cash Central Fund	459
Total	$ 486
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 198,817	$ 198,817	$ -	$ -
Consumer Staples	48,144	48,144	-	-
Energy	84,803	84,803	-	-
Financials	316,742	316,742	-	-
Health Care	171,165	169,548	-	1,617
Industrials	204,001	204,001	-	-
Information Technology	221,164	221,164	-	-
Materials	68,760	68,760	-	-
Telecommunication Services	5,221	5,221	-	-
Utilities	39,333	39,333	-	-
U.S. Government and Government Agency Obligations	530	-	530	-
Money Market Funds	78,170	78,170	-	-
Total Investments in Securities:	$ 1,436,850	$ 1,434,703	$ 530	$ 1,617
Derivative Instruments:
Assets
Futures Contracts	$ 128	$ 128	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 128	$ -
Total Value of Derivatives	$ 128	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $42,762) - See accompanying schedule: Unaffiliated issuers (cost $1,186,356)	$ 1,358,680
Fidelity Central Funds (cost $78,170)	78,170
Total Investments (cost $1,264,526)		$ 1,436,850
Cash		905
Receivable for investments sold		15,782
Receivable for fund shares sold		849
Dividends receivable		594
Distributions receivable from Fidelity Central Funds		60
Receivable for daily variation margin on futures contracts		33
Prepaid expenses		1
Receivable from investment adviser for expense reductions		5
Other receivables		91
Total assets		1,455,170

Liabilities
Payable for investments purchased	$ 8,382
Payable for fund shares redeemed	1,329
Accrued management fee	799
Distribution and service plan fees payable	3
Other affiliated payables	322
Other payables and accrued expenses	40
Collateral on securities loaned, at value	43,838
Total liabilities		54,713

Net Assets		$ 1,400,457
Net Assets consist of:
Paid in capital		$ 1,273,524
Distributions in excess of net investment income		(1,847)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(43,672)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		172,452
Net Assets		$ 1,400,457

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,459 ÷ 245.299 shares)	$ 22.25

Maximum offering price per share (100/94.25 of $22.25)	$ 23.61
Class T: Net Asset Value and redemption price per share ($1,160 ÷ 52.764 shares)	$ 21.98

Maximum offering price per share (100/96.50 of $21.98)	$ 22.78
Class B: Net Asset Value and offering price per share ($251 ÷ 11.671 shares)A	$ 21.51

Class C: Net Asset Value and offering price per share ($2,076 ÷ 96.776 shares)A	$ 21.45

Stock Selector Small Cap: Net Asset Value, offering price and redemption price per share ($1,349,142 ÷ 59,962.428 shares)	$ 22.50

Institutional Class: Net Asset Value, offering price and redemption price per share ($42,369 ÷ 1,879.738 shares)	$ 22.54

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 8,530
Income from Fidelity Central Funds (including $459 from security lending)		486
Total income		9,016

Expenses
Management fee Basic fee	$ 4,103
Performance adjustment	707
Transfer agent fees	1,687
Distribution and service plan fees	19
Accounting and security lending fees	218
Custodian fees and expenses	29
Independent trustees' compensation	4
Registration fees	70
Audit	28
Legal	3
Miscellaneous	6
Total expenses before reductions	6,874
Expense reductions	(314)	6,560
Net investment income (loss)		2,456
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	34,452
Foreign currency transactions	2
Futures contracts	252
Total net realized gain (loss)		34,706
Change in net unrealized appreciation (depreciation) on: Investment securities	152,975
Futures contracts	128
Total change in net unrealized appreciation (depreciation)		153,103
Net gain (loss)		187,809
Net increase (decrease) in net assets resulting from operations		$ 190,265

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,456	$ 3,050
Net realized gain (loss)	34,706	190,469
Change in net unrealized appreciation (depreciation)	153,103	(49,052)
Net increase (decrease) in net assets resulting from operations	190,265	144,467
Distributions to shareholders from net investment income	(6,660)	-
Distributions to shareholders from net realized gain	(462)	-
Total distributions	(7,122)	-
Share transactions - net increase (decrease)	(139,881)	(502,681)
Redemption fees	46	299
Total increase (decrease) in net assets	43,308	(357,915)

Net Assets
Beginning of period	1,357,149	1,715,064
End of period (including distributions in excess of net investment income of $1,847 and undistributed net investment income of $2,357, respectively)	$ 1,400,457	$ 1,357,149

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.40	$ 17.87	$ 16.20	$ 12.53	$ 11.24	$ 24.79
Income from Investment Operations
Net investment income (loss) E	.01	(.02)	- I, L	(.01) J	- L	(.04)
Net realized and unrealized gain (loss)	2.88	1.55	1.73	3.68	1.31	(10.77)
Total from investment operations	2.89	1.53	1.73	3.67	1.31	(10.81)
Distributions from net investment income	(.04)	-	(.07)	- L	(.02)	-
Distributions from net realized gain	(.01)	-	-	-	-	(2.74)
Total distributions	(.04) M	-	(.07)	- L	(.02)	(2.74)
Redemption fees added to paid in capital E	- L	- L	.01	- L	- L	- L
Net asset value, end of period	$ 22.25	$ 19.40	$ 17.87	$ 16.20	$ 12.53	$ 11.24
Total Return B, C, D	14.95%	8.56%	10.71%	29.32%	11.69%	(48.52)%
Ratios to Average Net Assets F, K
Expenses before reductions	1.30% A	1.37%	1.15%	1.00%	1.03%	1.24%
Expenses net of fee waivers, if any	1.30% A	1.37%	1.15%	1.00%	1.03%	1.24%
Expenses net of all reductions	1.26% A	1.36%	1.14%	.99%	1.01%	1.23%
Net investment income (loss)	.07% A	(.10)%	-% H, I	(.07)% J	(.03)%	(.24)%
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 4	$ 4	$ 3	$ 3	$ 2
Portfolio turnover rate G	74% A	61%	73%	138%	135%	101%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.21)%.

J Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.16)%.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

L Amount represents less than $.01 per share.

M Total distributions of $.04 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.007 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.15	$ 17.68	$ 16.07	$ 12.45	$ 11.19	$ 24.74
Income from Investment Operations
Net investment income (loss) E	(.02)	(.07)	(.05) H	(.05) I	(.03)	(.08)
Net realized and unrealized gain (loss)	2.85	1.54	1.70	3.67	1.30	(10.76)
Total from investment operations	2.83	1.47	1.65	3.62	1.27	(10.84)
Distributions from net investment income	-	-	(.05)	-	(.01)	-
Distributions from net realized gain	-	-	-	-	-	(2.71)
Total distributions	-	-	(.05)	-	(.01)	(2.71)
Redemption fees added to paid in capital E	- K	- K	.01	- K	- K	- K
Net asset value, end of period	$ 21.98	$ 19.15	$ 17.68	$ 16.07	$ 12.45	$ 11.19
Total Return B, C, D	14.78%	8.31%	10.34%	29.08%	11.42%	(48.70)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.59% A	1.64%	1.42%	1.27%	1.30%	1.50%
Expenses net of fee waivers, if any	1.58% A	1.64%	1.42%	1.27%	1.30%	1.50%
Expenses net of all reductions	1.54% A	1.63%	1.41%	1.26%	1.29%	1.49%
Net investment income (loss)	(.21)% A	(.37)%	(.27)% H	(.33)% I	(.31)%	(.50)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,160	$ 1,073	$ 1,539	$ 723	$ 550	$ 409
Portfolio turnover rate G	74% A	61%	73%	138%	135%	101%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.48)%.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.43)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 18.79	$ 17.43	$ 15.87	$ 12.36	$ 11.15	$ 24.69
Income from Investment Operations
Net investment income (loss) E	(.07)	(.16)	(.14) H	(.12) I	(.08)	(.17)
Net realized and unrealized gain (loss)	2.79	1.52	1.69	3.63	1.30	(10.73)
Total from investment operations	2.72	1.36	1.55	3.51	1.22	(10.90)
Distributions from net investment income	-	-	-	-	(.01)	-
Distributions from net realized gain	-	-	-	-	-	(2.64)
Total distributions	-	-	-	-	(.01)	(2.64)
Redemption fees added to paid in capital E	- K	- K	.01	- K	- K	- K
Net asset value, end of period	$ 21.51	$ 18.79	$ 17.43	$ 15.87	$ 12.36	$ 11.15
Total Return B, C, D	14.48%	7.80%	9.83%	28.40%	10.92%	(48.94)%
Ratios to Average Net Assets F, J
Expenses before reductions	2.07% A	2.12%	1.90%	1.76%	1.77%	1.99%
Expenses net of fee waivers, if any	2.06% A	2.12%	1.90%	1.76%	1.77%	1.99%
Expenses net of all reductions	2.02% A	2.11%	1.90%	1.75%	1.75%	1.99%
Net investment income (loss)	(.69)% A	(.85)%	(.76)% H	(.82)% I	(.78)%	(1.00)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 251	$ 225	$ 246	$ 220	$ 219	$ 199
Portfolio turnover rate G	74% A	61%	73%	138%	135%	101%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.96)%.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.92)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 18.73	$ 17.38	$ 15.82	$ 12.33	$ 11.12	$ 24.71
Income from Investment Operations
Net investment income (loss) E	(.07)	(.16)	(.14) H	(.12) I	(.09)	(.17)
Net realized and unrealized gain (loss)	2.79	1.51	1.69	3.61	1.31	(10.72)
Total from investment operations	2.72	1.35	1.55	3.49	1.22	(10.89)
Distributions from net investment income	-	-	-	-	(.01)	-
Distributions from net realized gain	-	-	-	-	-	(2.70)
Total distributions	-	-	-	-	(.01)	(2.70)
Redemption fees added to paid in capital E	- K	- K	.01	- K	- K	- K
Net asset value, end of period	$ 21.45	$ 18.73	$ 17.38	$ 15.82	$ 12.33	$ 11.12
Total Return B, C, D	14.52%	7.77%	9.86%	28.30%	10.96%	(48.95)%
Ratios to Average Net Assets F, J
Expenses before reductions	2.06% A	2.12%	1.90%	1.75%	1.76%	2.00%
Expenses net of fee waivers, if any	2.06% A	2.12%	1.90%	1.75%	1.76%	2.00%
Expenses net of all reductions	2.02% A	2.11%	1.89%	1.74%	1.75%	1.99%
Net investment income (loss)	(.69)% A	(.85)%	(.76)% H	(.81)% I	(.77)%	(1.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,076	$ 1,504	$ 1,370	$ 820	$ 428	$ 183
Portfolio turnover rate G	74% A	61%	73%	138%	135%	101%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.96)%.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.91)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Stock Selector Small Cap

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.65	$ 18.05	$ 16.35	$ 12.61	$ 11.28	$ 24.81
Income from Investment Operations
Net investment income (loss) D	.04	.04	.05 G	.03 H	.02	.01
Net realized and unrealized gain (loss)	2.92	1.56	1.74	3.72	1.33	(10.82)
Total from investment operations	2.96	1.60	1.79	3.75	1.35	(10.81)
Distributions from net investment income	(.10)	-	(.10)	(.01)	(.02)	-
Distributions from net realized gain	(.01)	-	-	-	-	(2.72)
Total distributions	(.11)	-	(.10)	(.01)	(.02)	(2.72)
Redemption fees added to paid in capital D	- J	- J	.01	- J	- J	- J
Net asset value, end of period	$ 22.50	$ 19.65	$ 18.05	$ 16.35	$ 12.61	$ 11.28
Total Return B, C	15.13%	8.86%	11.03%	29.75%	12.05%	(48.42)%
Ratios to Average Net Assets E, I
Expenses before reductions	1.01% A	1.07%	.85%	.73%	.77%	.95%
Expenses net of fee waivers, if any	1.01% A	1.07%	.85%	.73%	.77%	.95%
Expenses net of all reductions	.97% A	1.06%	.85%	.72%	.75%	.94%
Net investment income (loss)	.36% A	.20%	.29% G	.21% H	.22%	.05%
Supplemental Data
Net assets, end of period (in millions)	$ 1,349	$ 1,311	$ 1,698	$ 1,406	$ 1,379	$ 1,292
Portfolio turnover rate F	74% A	61%	73%	138%	135%	101%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .09%.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .12%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.72	$ 18.07	$ 16.39	$ 12.63	$ 11.29	$ 24.82
Income from Investment Operations
Net investment income (loss) D	.04	.04	.05 G	.05 H	.04	.02
Net realized and unrealized gain (loss)	2.92	1.61	1.74	3.72	1.32	(10.82)
Total from investment operations	2.96	1.65	1.79	3.77	1.36	(10.80)
Distributions from net investment income	(.14)	-	(.12)	(.01)	(.02)	-
Distributions from net realized gain	(.01)	-	-	-	-	(2.73)
Total distributions	(.14) K	-	(.12)	(.01)	(.02)	(2.73)
Redemption fees added to paid in capital D	- J	- J	.01	- J	- J	- J
Net asset value, end of period	$ 22.54	$ 19.72	$ 18.07	$ 16.39	$ 12.63	$ 11.29
Total Return B, C	15.13%	9.13%	10.99%	29.89%	12.14%	(48.36)%
Ratios to Average Net Assets E, I
Expenses before reductions	.99% A	1.06%	.86%	.63%	.63%	.84%
Expenses net of fee waivers, if any	.99% A	1.06%	.86%	.63%	.63%	.84%
Expenses net of all reductions	.95% A	1.05%	.85%	.62%	.62%	.84%
Net investment income (loss)	.38% A	.21%	.29% G	.31% H	.36%	.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,369	$ 39,592	$ 10,038	$ 680	$ 413	$ 376
Portfolio turnover rate F	74% A	61%	73%	138%	135%	101%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .08%.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .21%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.14 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.007 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity® Stock Selector Small Cap Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Stock Selector Small Cap and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation and capital loss carryforwards.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 233,121,077
Gross unrealized depreciation	(62,113,787)
Net unrealized appreciation (depreciation) on securities and other investments	$ 171,007,290

Tax cost	$ 1,265,842,871

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (76,149,147)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Fund. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $251,816 and a change in net unrealized appreciation (depreciation) of $127,635 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $490,595,330 and $643,899,146, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Stock Selector Small Cap as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 5,629	$ 212
Class T	.25%	.25%	2,642	27
Class B	.75%	.25%	1,205	905
Class C	.75%	.25%	9,368	1,191
			$ 18,844	$ 2,335

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,309
Class T	340
Class C*	163
$ 1,812

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 6,588.29
Class T	1,712.32
Class B	364.30
Class C	2,801.30
Stock Selector Small Cap	1,628,284.25
Institutional Class	47,227.23
	$ 1,686,976

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $12,109 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,769 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $352,490. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $14,757 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $308,362 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $5,226.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 7,801	$ -
Stock Selector Small Cap	6,380,622	-
Institutional Class	271,081	-
Total	$ 6,659,504	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders - continued

	Six months ended April 30, 2013	Year ended October 31, 2012
From net realized gain
Class A	$ 1,477	$ -
Stock Selector Small Cap	446,989	-
Institutional Class	13,943	-
Total	$ 462,409	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	66,863	67,380	$ 1,412,360	$ 1,259,708
Reinvestment of distributions	456	-	8,874	-
Shares redeemed	(31,521)	(98,140)	(653,253)	(1,883,409)
Net increase (decrease)	35,798	(30,760)	$ 767,981	$ (623,701)
Class T
Shares sold	9,131	21,703	$ 191,484	$ 403,605
Shares redeemed	(12,424)	(52,662)	(250,322)	(988,816)
Net increase (decrease)	(3,293)	(30,959)	$ (58,838)	$ (585,211)
Class B
Shares sold	73	475	$ 1,496	$ 8,561
Shares redeemed	(389)	(2,588)	(8,161)	(48,635)
Net increase (decrease)	(316)	(2,113)	$ (6,665)	$ (40,074)
Class C
Shares sold	35,021	22,125	$ 680,338	$ 401,995
Shares redeemed	(18,553)	(20,647)	(371,426)	(381,653)
Net increase (decrease)	16,468	1,478	$ 308,912	$ 20,342
Stock Selector Small Cap
Shares sold	3,229,189	9,673,161	$ 68,265,824	$ 183,426,126
Reinvestment of distributions	341,495	-	6,696,448	-
Shares redeemed	(10,305,997)	(37,048,256)	(213,134,056)	(710,455,997)
Net increase (decrease)	(6,735,313)	(27,375,095)	$ (138,171,784)	$ (527,029,871)
Institutional Class
Shares sold	94,910	2,802,215	$ 1,994,681	$ 52,718,967
Reinvestment of distributions	14,320	-	281,150	-
Shares redeemed	(237,207)	(1,350,009)	(4,996,490)	(27,142,424)
Net increase (decrease)	(127,977)	1,452,206	$ (2,720,659)	$ 25,576,543

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

ASCS-USAN-0613
1.843153.105

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor®

Stock Selector Small Cap

Fund - Institutional Class

Semiannual Report

April 30, 2013

(Fidelity Cover Art)

Institutional Class
is a class of Fidelity®
Stock Selector Small Cap Fund

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2013 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2012 to April 30, 2013).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value November 1, 2012	Ending Account Value April 30, 2013	Expenses Paid During Period* November 1, 2012 to April 30, 2013
Class A	1.30%
Actual		$ 1,000.00	$ 1,149.50	$ 6.93
HypotheticalA		$ 1,000.00	$ 1,018.35	$ 6.51
Class T	1.58%
Actual		$ 1,000.00	$ 1,147.80	$ 8.41
HypotheticalA		$ 1,000.00	$ 1,016.96	$ 7.90
Class B	2.06%
Actual		$ 1,000.00	$ 1,144.80	$ 10.95
HypotheticalA		$ 1,000.00	$ 1,014.58	$ 10.29
Class C	2.06%
Actual		$ 1,000.00	$ 1,145.20	$ 10.96
HypotheticalA		$ 1,000.00	$ 1,014.58	$ 10.29
Stock Selector Small Cap	1.01%
Actual		$ 1,000.00	$ 1,151.30	$ 5.39
HypotheticalA		$ 1,000.00	$ 1,019.79	$ 5.06
Institutional Class	.99%
Actual		$ 1,000.00	$ 1,151.30	$ 5.28
HypotheticalA		$ 1,000.00	$ 1,019.89	$ 4.96

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Semiannual Report

Investment Changes (Unaudited)

Top Ten Stocks as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Ramco-Gershenson Properties Trust (SBI)	1.1	1.0
PacWest Bancorp	1.1	0.7
Allied World Assurance Co. Holdings Ltd.	1.0	0.9
Teledyne Technologies, Inc.	1.0	1.0
National Retail Properties, Inc.	1.0	1.1
Highwoods Properties, Inc. (SBI)	1.0	0.9
Steven Madden Ltd.	1.0	0.8
Worthington Industries, Inc.	1.0	0.0
General Cable Corp.	1.0	0.7
City National Corp.	1.0	0.8
	10.2
Top Five Market Sectors as of April 30, 2013
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	22.6	21.4
Information Technology	15.8	16.9
Industrials	14.6	15.0
Consumer Discretionary	14.2	14.1
Health Care	12.2	11.6
Asset Allocation (% of fund's net assets)
As of April 30, 2013*		As of October 31, 2012**
	Stocks and Equity Futures 97.2%		Stocks 97.6%
	Convertible Securities 0.1%		Convertible Securities 0.1%
	Short-Term Investments and Net Other Assets (Liabilities) 2.7%		Short-Term Investments and Net Other Assets (Liabilities) 2.3%
* Foreign investments	6.4%	** Foreign investments	7.5%

Semiannual Report

Investments April 30, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.9%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 14.2%
Auto Components - 1.2%
Dorman Products, Inc.	228,051	$ 8,607
Tenneco, Inc. (a)	228,084	8,820
		17,427
Diversified Consumer Services - 0.5%
DeVry, Inc.	251,700	7,050
Hotels, Restaurants & Leisure - 1.3%
BJ's Restaurants, Inc. (a)	219,700	7,536
Life Time Fitness, Inc. (a)	240,601	11,111
		18,647
Household Durables - 0.8%
KB Home	482,289	10,871
Internet & Catalog Retail - 0.8%
HSN, Inc.	205,093	10,784
Leisure Equipment & Products - 0.8%
Brunswick Corp.	346,610	10,974
Media - 0.4%
MDC Partners, Inc. Class A (sub. vtg.)	320,900	5,484
Multiline Retail - 0.5%
Dollarama, Inc. (d)	106,234	7,782
Specialty Retail - 5.3%
Ascena Retail Group, Inc. (a)	466,206	8,625
Conn's, Inc. (a)	275,627	11,937
DSW, Inc. Class A	90,906	6,011
Francescas Holdings Corp. (a)(d)	444,498	12,695
GameStop Corp. Class A (d)	217,100	7,577
Genesco, Inc. (a)	182,375	11,225
Rent-A-Center, Inc.	270,781	9,458
Signet Jewelers Ltd.	94,170	6,472
		74,000
Textiles, Apparel & Luxury Goods - 2.6%
Fifth & Pacific Companies, Inc. (a)	599,592	12,364
Hanesbrands, Inc.	193,835	9,723
Steven Madden Ltd. (a)	281,946	13,711
		35,798
TOTAL CONSUMER DISCRETIONARY		198,817
Common Stocks - continued
	Shares	Value (000s)
CONSUMER STAPLES - 3.4%
Beverages - 0.2%
Cott Corp.	302,400	$ 3,323
Food & Staples Retailing - 1.7%
Fresh Market, Inc. (a)	133,278	5,455
Susser Holdings Corp. (a)	167,687	8,916
United Natural Foods, Inc. (a)	178,545	8,917
		23,288
Food Products - 1.5%
Calavo Growers, Inc.	222,674	6,315
Fresh Del Monte Produce, Inc.	269,587	6,850
Post Holdings, Inc. (a)	67,868	2,972
WhiteWave Foods Co. (d)	319,115	5,396
		21,533
TOTAL CONSUMER STAPLES		48,144
ENERGY - 6.1%
Energy Equipment & Services - 1.0%
Atwood Oceanics, Inc. (a)	162,300	7,961
Total Energy Services, Inc.	391,900	5,438
		13,399
Oil, Gas & Consumable Fuels - 5.1%
Atlas Pipeline Partners LP	265,927	9,664
Cloud Peak Energy, Inc. (a)	448,200	8,758
Energen Corp.	42,662	2,023
Genesis Energy LP	121,700	5,850
PDC Energy, Inc. (a)	303,491	13,141
Rosetta Resources, Inc. (a)	283,458	12,163
Stone Energy Corp. (a)	486,874	9,606
Targa Resources Corp.	155,100	10,199
		71,404
TOTAL ENERGY		84,803
FINANCIALS - 22.6%
Capital Markets - 1.5%
Affiliated Managers Group, Inc. (a)	56,900	8,858
Waddell & Reed Financial, Inc. Class A	275,859	11,826
		20,684
Common Stocks - continued
	Shares	Value (000s)
FINANCIALS - continued
Commercial Banks - 7.6%
Associated Banc-Corp.	890,623	$ 12,709
Bank of the Ozarks, Inc.	294,400	12,050
Banner Bank	186,800	6,103
BBCN Bancorp, Inc.	824,186	10,616
Bridge Capital Holdings (a)	322,552	4,703
Cathay General Bancorp	401,852	7,921
City National Corp.	237,913	13,616
MB Financial, Inc.	508,021	12,579
National Penn Bancshares, Inc.	948,798	9,289
PacWest Bancorp	540,375	14,985
UMB Financial Corp.	36,537	1,839
		106,410
Insurance - 3.4%
Allied World Assurance Co. Holdings Ltd.	154,000	13,985
Amerisafe, Inc.	366,400	11,967
Primerica, Inc.	306,400	10,405
ProAssurance Corp.	239,884	11,752
		48,109
Real Estate Investment Trusts - 8.9%
American Assets Trust, Inc.	325,429	10,986
Colonial Properties Trust (SBI)	521,477	12,103
DCT Industrial Trust, Inc.	1,667,600	13,057
DuPont Fabros Technology, Inc.	408,070	10,259
Glimcher Realty Trust	1,034,340	12,971
Highwoods Properties, Inc. (SBI)	335,300	13,757
Home Properties, Inc.	158,426	10,212
National Retail Properties, Inc. (d)	350,863	13,922
Parkway Properties, Inc.	571,726	10,423
Pennsylvania Real Estate Investment Trust (SBI)	84,000	1,741
Ramco-Gershenson Properties Trust (SBI)	899,550	15,710
		125,141
Thrifts & Mortgage Finance - 1.2%
ViewPoint Financial Group	230,366	4,289
Washington Federal, Inc.	357,830	6,144
WSFS Financial Corp.	121,891	5,965
		16,398
TOTAL FINANCIALS		316,742
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - 12.1%
Biotechnology - 6.2%
Achillion Pharmaceuticals, Inc. (a)	648,897	$ 4,893
ARIAD Pharmaceuticals, Inc. (a)	207,504	3,708
Astex Pharmaceuticals, Inc. (a)	606,942	4,176
BioMarin Pharmaceutical, Inc. (a)	63,156	4,143
Coronado Biosciences, Inc. (a)(d)	233,918	2,632
Discovery Laboratories, Inc. (a)(d)	1,024,176	1,731
Dynavax Technologies Corp. (a)	1,367,874	3,215
Hyperion Therapeutics, Inc.	74,934	1,607
Infinity Pharmaceuticals, Inc. (a)	124,207	5,352
Insmed, Inc. (a)	452,771	4,147
Isis Pharmaceuticals, Inc. (a)	313,528	7,020
Medivation, Inc. (a)	76,786	4,047
MEI Pharma, Inc. (a)(d)	476,228	4,248
Merrimack Pharmaceuticals, Inc. (a)(d)	569,219	2,801
Neurocrine Biosciences, Inc. (a)	393,316	4,539
Novavax, Inc. (a)	1,908,587	4,485
OncoGenex Pharmaceuticals, Inc. (a)	95,695	969
Pharmacyclics, Inc. (a)	58,652	4,780
Synageva BioPharma Corp. (a)	84,284	4,357
Theravance, Inc. (a)	195,154	6,586
Threshold Pharmaceuticals, Inc. (a)	496,969	2,395
XOMA Corp. (a)	1,216,959	4,259
		86,090
Health Care Equipment & Supplies - 2.3%
Align Technology, Inc. (a)	231,661	7,673
Cerus Corp. (a)(d)	1,350,538	7,185
Haemonetics Corp. (a)	96,421	3,712
ICU Medical, Inc. (a)	58,712	3,537
Sirona Dental Systems, Inc. (a)	50,443	3,710
Steris Corp.	100,042	4,161
Teleflex, Inc.	33,518	2,619
		32,597
Health Care Providers & Services - 1.7%
BioScrip, Inc. (a)	442,955	6,139
MEDNAX, Inc. (a)	47,555	4,220
Molina Healthcare, Inc. (a)	216,133	7,176
Team Health Holdings, Inc. (a)	181,798	6,777
		24,312
Health Care Technology - 0.6%
Medidata Solutions, Inc. (a)	124,707	8,276
Common Stocks - continued
	Shares	Value (000s)
HEALTH CARE - continued
Life Sciences Tools & Services - 0.6%
Bruker BioSciences Corp. (a)	201,756	$ 3,585
PerkinElmer, Inc.	145,015	4,445
		8,030
Pharmaceuticals - 0.7%
Biodelivery Sciences International, Inc. (a)(d)	728,118	4,136
ViroPharma, Inc. (a)	224,122	6,107
		10,243
TOTAL HEALTH CARE		169,548
INDUSTRIALS - 14.6%
Aerospace & Defense - 1.0%
Teledyne Technologies, Inc. (a)	185,742	13,942
Air Freight & Logistics - 1.1%
Hub Group, Inc. Class A (a)	295,448	10,828
UTI Worldwide, Inc.	324,500	4,767
		15,595
Building Products - 0.6%
Armstrong World Industries, Inc.	156,658	7,996
Commercial Services & Supplies - 2.2%
Tetra Tech, Inc. (a)	322,532	8,479
United Stationers, Inc.	303,984	9,870
West Corp.	615,120	12,918
		31,267
Construction & Engineering - 1.2%
MasTec, Inc. (a)	316,890	8,810
URS Corp.	165,300	7,260
		16,070
Electrical Equipment - 1.0%
General Cable Corp. (a)	396,290	13,664
Industrial Conglomerates - 0.6%
Carlisle Companies, Inc.	132,800	8,615
Machinery - 2.7%
Actuant Corp. Class A	307,021	9,610
Harsco Corp.	266,019	5,807
Navistar International Corp. (a)(d)	226,025	7,486
Common Stocks - continued
	Shares	Value (000s)
INDUSTRIALS - continued
Machinery - continued
TriMas Corp. (a)	252,333	$ 7,696
Wabtec Corp.	63,029	6,614
		37,213
Marine - 0.2%
DryShips, Inc. (a)	1,364,997	2,539
Professional Services - 2.7%
Dun & Bradstreet Corp.	103,894	9,189
Manpower, Inc.	201,196	10,696
Stantec, Inc.	254,600	10,887
Towers Watson & Co.	103,100	7,518
		38,290
Trading Companies & Distributors - 1.3%
Kaman Corp.	216,500	7,316
Watsco, Inc.	136,223	11,494
		18,810
TOTAL INDUSTRIALS		204,001
INFORMATION TECHNOLOGY - 15.8%
Communications Equipment - 2.0%
Brocade Communications Systems, Inc. (a)	1,485,425	8,645
Finisar Corp. (a)	557,989	7,165
Infinera Corp. (a)	189,000	1,591
Polycom, Inc. (a)	617,974	6,489
Riverbed Technology, Inc. (a)	204,083	3,033
Sonus Networks, Inc. (a)	528,979	1,111
		28,034
Computers & Peripherals - 1.6%
NCR Corp. (a)	302,100	8,238
Quantum Corp. (a)	5,049,141	7,220
Super Micro Computer, Inc. (a)	722,415	6,950
		22,408
Electronic Equipment & Components - 0.9%
Fabrinet (a)	560,632	7,697
InvenSense, Inc. (a)	540,219	5,035
		12,732
Internet Software & Services - 1.4%
Bankrate, Inc. (a)	707,050	9,531
EarthLink, Inc.	386,934	2,202
Common Stocks - continued
	Shares	Value (000s)
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Unwired Planet, Inc. (a)	714,321	$ 1,414
Web.com Group, Inc. (a)	405,639	7,058
		20,205
IT Services - 4.0%
Euronet Worldwide, Inc. (a)	443,984	13,555
ExlService Holdings, Inc. (a)	344,238	11,229
Genpact Ltd.	232,516	4,325
Heartland Payment Systems, Inc.	168,280	5,535
Pactera Technology International Ltd. ADR	478,765	2,437
Sapient Corp. (a)	1,158,737	13,534
ServiceSource International, Inc. (a)	742,088	4,749
		55,364
Semiconductors & Semiconductor Equipment - 2.3%
Atmel Corp. (a)	491,900	3,183
Entegris, Inc. (a)	670,077	6,352
Integrated Device Technology, Inc. (a)	547,262	3,891
Monolithic Power Systems, Inc.	128,923	3,110
RF Micro Devices, Inc. (a)	806,950	4,527
Skyworks Solutions, Inc. (a)	329,342	7,269
Spreadtrum Communications, Inc. ADR	171,418	3,747
		32,079
Software - 3.6%
BroadSoft, Inc. (a)	210,010	5,368
MICROS Systems, Inc. (a)	215,993	9,160
Nuance Communications, Inc. (a)	576,883	10,984
Parametric Technology Corp. (a)	368,220	8,841
Solera Holdings, Inc.	75,890	4,370
Synchronoss Technologies, Inc. (a)	172,490	4,888
Verint Systems, Inc. (a)	203,737	6,731
		50,342
TOTAL INFORMATION TECHNOLOGY		221,164
MATERIALS - 4.9%
Chemicals - 2.1%
Axiall Corp.	205,306	10,768
Cabot Corp.	194,606	7,309
Common Stocks - continued
	Shares	Value (000s)
MATERIALS - continued
Chemicals - continued
Kraton Performance Polymers, Inc. (a)	253,601	$ 5,759
Zoltek Companies, Inc. (a)(d)	420,265	5,552
		29,388
Construction Materials - 0.6%
Eagle Materials, Inc.	117,871	7,986
Containers & Packaging - 0.5%
Silgan Holdings, Inc.	153,567	7,351
Metals & Mining - 1.4%
Carpenter Technology Corp.	121,032	5,442
Worthington Industries, Inc.	425,394	13,689
		19,131
Paper & Forest Products - 0.3%
Canfor Corp. (a)	234,800	4,904
TOTAL MATERIALS		68,760
TELECOMMUNICATION SERVICES - 0.4%
Diversified Telecommunication Services - 0.4%
Towerstream Corp. (a)(d)	2,175,220	5,221
UTILITIES - 2.8%
Electric Utilities - 2.2%
Cleco Corp.	206,100	10,206
IDACORP, Inc.	72,684	3,577
PNM Resources, Inc.	346,549	8,321
Portland General Electric Co.	258,218	8,328
		30,432
Gas Utilities - 0.6%
Atmos Energy Corp.	200,606	8,901
TOTAL UTILITIES		39,333
TOTAL COMMON STOCKS (Cost $1,184,209)		1,356,533
Convertible Preferred Stocks - 0.1%
	Shares	Value (000s)
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Agios Pharmaceuticals, Inc. Series C (a)(f)
(Cost $1,617)	329,266	$ 1,617
U.S. Treasury Obligations - 0.0%
Principal Amount (000s)
U.S. Treasury Bills, yield at date of purchase 0.05% 7/5/13 (Cost $530)	$ 530	530
Money Market Funds - 5.6%
	Shares
Fidelity Cash Central Fund, 0.13% (b)	34,331,862	34,332
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	43,837,520	43,838
TOTAL MONEY MARKET FUNDS (Cost $78,170)		78,170
TOTAL INVESTMENT PORTFOLIO - 102.6% (Cost $1,264,526)		1,436,850
NET OTHER ASSETS (LIABILITIES) - (2.6)%		(36,393)
NET ASSETS - 100%		$ 1,400,457
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Equity Index Contracts
51 Russell 2000 Index Contracts	June 2013	$ 4,820	$ 128

The face value of futures purchased as a percentage of net assets is 0.3%
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $530,000.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,617,000 or 0.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Agios Pharmaceuticals, Inc. Series C	11/16/11	$ 1,617
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Cash Central Fund	$ 27
Fidelity Securities Lending Cash Central Fund	459
Total	$ 486
Other Information

The following is a summary of the inputs used, as of April 30, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description (Amounts in thousands)	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 198,817	$ 198,817	$ -	$ -
Consumer Staples	48,144	48,144	-	-
Energy	84,803	84,803	-	-
Financials	316,742	316,742	-	-
Health Care	171,165	169,548	-	1,617
Industrials	204,001	204,001	-	-
Information Technology	221,164	221,164	-	-
Materials	68,760	68,760	-	-
Telecommunication Services	5,221	5,221	-	-
Utilities	39,333	39,333	-	-
U.S. Government and Government Agency Obligations	530	-	530	-
Money Market Funds	78,170	78,170	-	-
Total Investments in Securities:	$ 1,436,850	$ 1,434,703	$ 530	$ 1,617
Derivative Instruments:
Assets
Futures Contracts	$ 128	$ 128	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of April 30, 2013. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type (Amounts in thousands)	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 128	$ -
Total Value of Derivatives	$ 128	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	April 30, 2013 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $42,762) - See accompanying schedule: Unaffiliated issuers (cost $1,186,356)	$ 1,358,680
Fidelity Central Funds (cost $78,170)	78,170
Total Investments (cost $1,264,526)		$ 1,436,850
Cash		905
Receivable for investments sold		15,782
Receivable for fund shares sold		849
Dividends receivable		594
Distributions receivable from Fidelity Central Funds		60
Receivable for daily variation margin on futures contracts		33
Prepaid expenses		1
Receivable from investment adviser for expense reductions		5
Other receivables		91
Total assets		1,455,170

Liabilities
Payable for investments purchased	$ 8,382
Payable for fund shares redeemed	1,329
Accrued management fee	799
Distribution and service plan fees payable	3
Other affiliated payables	322
Other payables and accrued expenses	40
Collateral on securities loaned, at value	43,838
Total liabilities		54,713

Net Assets		$ 1,400,457
Net Assets consist of:
Paid in capital		$ 1,273,524
Distributions in excess of net investment income		(1,847)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(43,672)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		172,452
Net Assets		$ 1,400,457

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	April 30, 2013 (Unaudited)

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($5,459 ÷ 245.299 shares)	$ 22.25

Maximum offering price per share (100/94.25 of $22.25)	$ 23.61
Class T: Net Asset Value and redemption price per share ($1,160 ÷ 52.764 shares)	$ 21.98

Maximum offering price per share (100/96.50 of $21.98)	$ 22.78
Class B: Net Asset Value and offering price per share ($251 ÷ 11.671 shares)A	$ 21.51

Class C: Net Asset Value and offering price per share ($2,076 ÷ 96.776 shares)A	$ 21.45

Stock Selector Small Cap: Net Asset Value, offering price and redemption price per share ($1,349,142 ÷ 59,962.428 shares)	$ 22.50

Institutional Class: Net Asset Value, offering price and redemption price per share ($42,369 ÷ 1,879.738 shares)	$ 22.54

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Amounts in thousands	Six months ended April 30, 2013 (Unaudited)

Investment Income
Dividends		$ 8,530
Income from Fidelity Central Funds (including $459 from security lending)		486
Total income		9,016

Expenses
Management fee Basic fee	$ 4,103
Performance adjustment	707
Transfer agent fees	1,687
Distribution and service plan fees	19
Accounting and security lending fees	218
Custodian fees and expenses	29
Independent trustees' compensation	4
Registration fees	70
Audit	28
Legal	3
Miscellaneous	6
Total expenses before reductions	6,874
Expense reductions	(314)	6,560
Net investment income (loss)		2,456
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	34,452
Foreign currency transactions	2
Futures contracts	252
Total net realized gain (loss)		34,706
Change in net unrealized appreciation (depreciation) on: Investment securities	152,975
Futures contracts	128
Total change in net unrealized appreciation (depreciation)		153,103
Net gain (loss)		187,809
Net increase (decrease) in net assets resulting from operations		$ 190,265

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Six months ended April 30, 2013 (Unaudited)	Year ended October 31, 2012
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,456	$ 3,050
Net realized gain (loss)	34,706	190,469
Change in net unrealized appreciation (depreciation)	153,103	(49,052)
Net increase (decrease) in net assets resulting from operations	190,265	144,467
Distributions to shareholders from net investment income	(6,660)	-
Distributions to shareholders from net realized gain	(462)	-
Total distributions	(7,122)	-
Share transactions - net increase (decrease)	(139,881)	(502,681)
Redemption fees	46	299
Total increase (decrease) in net assets	43,308	(357,915)

Net Assets
Beginning of period	1,357,149	1,715,064
End of period (including distributions in excess of net investment income of $1,847 and undistributed net investment income of $2,357, respectively)	$ 1,400,457	$ 1,357,149

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.40	$ 17.87	$ 16.20	$ 12.53	$ 11.24	$ 24.79
Income from Investment Operations
Net investment income (loss) E	.01	(.02)	- I, L	(.01) J	- L	(.04)
Net realized and unrealized gain (loss)	2.88	1.55	1.73	3.68	1.31	(10.77)
Total from investment operations	2.89	1.53	1.73	3.67	1.31	(10.81)
Distributions from net investment income	(.04)	-	(.07)	- L	(.02)	-
Distributions from net realized gain	(.01)	-	-	-	-	(2.74)
Total distributions	(.04) M	-	(.07)	- L	(.02)	(2.74)
Redemption fees added to paid in capital E	- L	- L	.01	- L	- L	- L
Net asset value, end of period	$ 22.25	$ 19.40	$ 17.87	$ 16.20	$ 12.53	$ 11.24
Total Return B, C, D	14.95%	8.56%	10.71%	29.32%	11.69%	(48.52)%
Ratios to Average Net Assets F, K
Expenses before reductions	1.30% A	1.37%	1.15%	1.00%	1.03%	1.24%
Expenses net of fee waivers, if any	1.30% A	1.37%	1.15%	1.00%	1.03%	1.24%
Expenses net of all reductions	1.26% A	1.36%	1.14%	.99%	1.01%	1.23%
Net investment income (loss)	.07% A	(.10)%	-% H, I	(.07)% J	(.03)%	(.24)%
Supplemental Data
Net assets, end of period (in millions)	$ 5	$ 4	$ 4	$ 3	$ 3	$ 2
Portfolio turnover rate G	74% A	61%	73%	138%	135%	101%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Amount represents less than .01%.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.21)%.

J Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.16)%.

K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

L Amount represents less than $.01 per share.

M Total distributions of $.04 per share is comprised of distributions from net investment income of $.037 and distributions from net realized gain of $.007 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class T

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.15	$ 17.68	$ 16.07	$ 12.45	$ 11.19	$ 24.74
Income from Investment Operations
Net investment income (loss) E	(.02)	(.07)	(.05) H	(.05) I	(.03)	(.08)
Net realized and unrealized gain (loss)	2.85	1.54	1.70	3.67	1.30	(10.76)
Total from investment operations	2.83	1.47	1.65	3.62	1.27	(10.84)
Distributions from net investment income	-	-	(.05)	-	(.01)	-
Distributions from net realized gain	-	-	-	-	-	(2.71)
Total distributions	-	-	(.05)	-	(.01)	(2.71)
Redemption fees added to paid in capital E	- K	- K	.01	- K	- K	- K
Net asset value, end of period	$ 21.98	$ 19.15	$ 17.68	$ 16.07	$ 12.45	$ 11.19
Total Return B, C, D	14.78%	8.31%	10.34%	29.08%	11.42%	(48.70)%
Ratios to Average Net Assets F, J
Expenses before reductions	1.59% A	1.64%	1.42%	1.27%	1.30%	1.50%
Expenses net of fee waivers, if any	1.58% A	1.64%	1.42%	1.27%	1.30%	1.50%
Expenses net of all reductions	1.54% A	1.63%	1.41%	1.26%	1.29%	1.49%
Net investment income (loss)	(.21)% A	(.37)%	(.27)% H	(.33)% I	(.31)%	(.50)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,160	$ 1,073	$ 1,539	$ 723	$ 550	$ 409
Portfolio turnover rate G	74% A	61%	73%	138%	135%	101%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.48)%.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.43)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 18.79	$ 17.43	$ 15.87	$ 12.36	$ 11.15	$ 24.69
Income from Investment Operations
Net investment income (loss) E	(.07)	(.16)	(.14) H	(.12) I	(.08)	(.17)
Net realized and unrealized gain (loss)	2.79	1.52	1.69	3.63	1.30	(10.73)
Total from investment operations	2.72	1.36	1.55	3.51	1.22	(10.90)
Distributions from net investment income	-	-	-	-	(.01)	-
Distributions from net realized gain	-	-	-	-	-	(2.64)
Total distributions	-	-	-	-	(.01)	(2.64)
Redemption fees added to paid in capital E	- K	- K	.01	- K	- K	- K
Net asset value, end of period	$ 21.51	$ 18.79	$ 17.43	$ 15.87	$ 12.36	$ 11.15
Total Return B, C, D	14.48%	7.80%	9.83%	28.40%	10.92%	(48.94)%
Ratios to Average Net Assets F, J
Expenses before reductions	2.07% A	2.12%	1.90%	1.76%	1.77%	1.99%
Expenses net of fee waivers, if any	2.06% A	2.12%	1.90%	1.76%	1.77%	1.99%
Expenses net of all reductions	2.02% A	2.11%	1.90%	1.75%	1.75%	1.99%
Net investment income (loss)	(.69)% A	(.85)%	(.76)% H	(.82)% I	(.78)%	(1.00)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 251	$ 225	$ 246	$ 220	$ 219	$ 199
Portfolio turnover rate G	74% A	61%	73%	138%	135%	101%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.96)%.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.92)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class C

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 18.73	$ 17.38	$ 15.82	$ 12.33	$ 11.12	$ 24.71
Income from Investment Operations
Net investment income (loss) E	(.07)	(.16)	(.14) H	(.12) I	(.09)	(.17)
Net realized and unrealized gain (loss)	2.79	1.51	1.69	3.61	1.31	(10.72)
Total from investment operations	2.72	1.35	1.55	3.49	1.22	(10.89)
Distributions from net investment income	-	-	-	-	(.01)	-
Distributions from net realized gain	-	-	-	-	-	(2.70)
Total distributions	-	-	-	-	(.01)	(2.70)
Redemption fees added to paid in capital E	- K	- K	.01	- K	- K	- K
Net asset value, end of period	$ 21.45	$ 18.73	$ 17.38	$ 15.82	$ 12.33	$ 11.12
Total Return B, C, D	14.52%	7.77%	9.86%	28.30%	10.96%	(48.95)%
Ratios to Average Net Assets F, J
Expenses before reductions	2.06% A	2.12%	1.90%	1.75%	1.76%	2.00%
Expenses net of fee waivers, if any	2.06% A	2.12%	1.90%	1.75%	1.76%	2.00%
Expenses net of all reductions	2.02% A	2.11%	1.89%	1.74%	1.75%	1.99%
Net investment income (loss)	(.69)% A	(.85)%	(.76)% H	(.81)% I	(.77)%	(1.01)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,076	$ 1,504	$ 1,370	$ 820	$ 428	$ 183
Portfolio turnover rate G	74% A	61%	73%	138%	135%	101%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.96)%.

I Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been (.91)%.

J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

K Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Stock Selector Small Cap

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.65	$ 18.05	$ 16.35	$ 12.61	$ 11.28	$ 24.81
Income from Investment Operations
Net investment income (loss) D	.04	.04	.05 G	.03 H	.02	.01
Net realized and unrealized gain (loss)	2.92	1.56	1.74	3.72	1.33	(10.82)
Total from investment operations	2.96	1.60	1.79	3.75	1.35	(10.81)
Distributions from net investment income	(.10)	-	(.10)	(.01)	(.02)	-
Distributions from net realized gain	(.01)	-	-	-	-	(2.72)
Total distributions	(.11)	-	(.10)	(.01)	(.02)	(2.72)
Redemption fees added to paid in capital D	- J	- J	.01	- J	- J	- J
Net asset value, end of period	$ 22.50	$ 19.65	$ 18.05	$ 16.35	$ 12.61	$ 11.28
Total Return B, C	15.13%	8.86%	11.03%	29.75%	12.05%	(48.42)%
Ratios to Average Net Assets E, I
Expenses before reductions	1.01% A	1.07%	.85%	.73%	.77%	.95%
Expenses net of fee waivers, if any	1.01% A	1.07%	.85%	.73%	.77%	.95%
Expenses net of all reductions	.97% A	1.06%	.85%	.72%	.75%	.94%
Net investment income (loss)	.36% A	.20%	.29% G	.21% H	.22%	.05%
Supplemental Data
Net assets, end of period (in millions)	$ 1,349	$ 1,311	$ 1,698	$ 1,406	$ 1,379	$ 1,292
Portfolio turnover rate F	74% A	61%	73%	138%	135%	101%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .09%.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .12%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

	Six months ended April 30, 2013	Years ended October 31,
	(Unaudited)	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 19.72	$ 18.07	$ 16.39	$ 12.63	$ 11.29	$ 24.82
Income from Investment Operations
Net investment income (loss) D	.04	.04	.05 G	.05 H	.04	.02
Net realized and unrealized gain (loss)	2.92	1.61	1.74	3.72	1.32	(10.82)
Total from investment operations	2.96	1.65	1.79	3.77	1.36	(10.80)
Distributions from net investment income	(.14)	-	(.12)	(.01)	(.02)	-
Distributions from net realized gain	(.01)	-	-	-	-	(2.73)
Total distributions	(.14) K	-	(.12)	(.01)	(.02)	(2.73)
Redemption fees added to paid in capital D	- J	- J	.01	- J	- J	- J
Net asset value, end of period	$ 22.54	$ 19.72	$ 18.07	$ 16.39	$ 12.63	$ 11.29
Total Return B, C	15.13%	9.13%	10.99%	29.89%	12.14%	(48.36)%
Ratios to Average Net Assets E, I
Expenses before reductions	.99% A	1.06%	.86%	.63%	.63%	.84%
Expenses net of fee waivers, if any	.99% A	1.06%	.86%	.63%	.63%	.84%
Expenses net of all reductions	.95% A	1.05%	.85%	.62%	.62%	.84%
Net investment income (loss)	.38% A	.21%	.29% G	.31% H	.36%	.15%
Supplemental Data
Net assets, end of period (000 omitted)	$ 42,369	$ 39,592	$ 10,038	$ 680	$ 413	$ 376
Portfolio turnover rate F	74% A	61%	73%	138%	135%	101%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G Investment income per share reflects a large, non-recurring dividend which amounted to $.04 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .08%.

H Investment income per share reflects a large, non-recurring dividend which amounted to $.01 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .21%.

I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

J Amount represents less than $.01 per share.

K Total distributions of $.14 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.007 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended April 30, 2013 (Unaudited)

1. Organization.

Fidelity® Stock Selector Small Cap Fund (the Fund) is a fund of Fidelity Capital Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, Stock Selector Small Cap and Institutional Class shares, each of which, along with Class B shares, has equal rights as to assets and voting privileges. Class B shares are closed to new accounts and additional purchases, except for exchanges and reinvestments. Each class has exclusive voting rights with respect to matters that affect that class. In order to disclose class level financial information dollar amounts presented in the notes are unrounded. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the FMR Fair Value Committee (the Committee), in accordance with procedures adopted by the Fund's Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are generally categorized as Level 3 in the hierarchy.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of April 30, 2013, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified

Semiannual Report

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

cost and may include proceeds received from litigation. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, partnerships, deferred trustees compensation and capital loss carryforwards.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 233,121,077
Gross unrealized depreciation	(62,113,787)
Net unrealized appreciation (depreciation) on securities and other investments	$ 171,007,290

Tax cost	$ 1,265,842,871

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$ (76,149,147)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Significant Accounting Policies - continued

New Accounting Pronouncement. The Financial Accounting Standards Board issued in December 2011, Accounting Standard Update No. 2011-11, Disclosures about Offsetting Assets and Liabilities, and in January 2013, Accounting Standards Update No. 2013-1 Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. These updates create new disclosure requirements requiring entities to disclose both gross and net information for derivatives and other financial instruments that are either offset in the Statement of Assets and Liabilities or subject to an enforceable master netting arrangement or similar agreement. The disclosure requirements are effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the impact of the update's adoption on the Fund's financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risks:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Fund. Counterparty credit risk related to exchange-traded futures contracts is mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end.

During the period the Fund recognized net realized gain (loss) of $251,816 and a change in net unrealized appreciation (depreciation) of $127,635 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $490,595,330 and $643,899,146, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .35% of the Fund's average net assets and an annualized group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the

Semiannual Report

6. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. In addition, the management fee is subject to a performance adjustment (up to a maximum of ± .20% of the Fund's average net assets over a 36 month performance period). The upward or downward adjustment to the management fee is based on the relative investment performance of Stock Selector Small Cap as compared to an appropriate benchmark index. For the period, the total annualized management fee rate, including the performance adjustment, was .71% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$ 5,629	$ 212
Class T	.25%	.25%	2,642	27
Class B	.75%	.25%	1,205	905
Class C	.75%	.25%	9,368	1,191
			$ 18,844	$ 2,335

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 1,309
Class T	340
Class C*	163
$ 1,812

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Class A	$ 6,588.29
Class T	1,712.32
Class B	364.30
Class C	2,801.30
Stock Selector Small Cap	1,628,284.25
Institutional Class	47,227.23
	$ 1,686,976

* Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $12,109 for the period.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,769 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

Semiannual Report

8. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. For equity securities, a lending agent is used and may loan securities to certain qualified borrowers, including Fidelity Capital Markets (FCM), a broker-dealer affiliated with the Fund. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. The value of securities loaned to FCM at period end was $352,490. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds and includes $14,757 from securities loaned to FCM.

9. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the Fund provided services to the Fund in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $308,362 for the period.

In addition, FMR reimbursed a portion of the Fund's operating expenses during the period in the amount of $5,226.

10. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended April 30, 2013	Year ended October 31, 2012
From net investment income
Class A	$ 7,801	$ -
Stock Selector Small Cap	6,380,622	-
Institutional Class	271,081	-
Total	$ 6,659,504	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Distributions to Shareholders - continued

	Six months ended April 30, 2013	Year ended October 31, 2012
From net realized gain
Class A	$ 1,477	$ -
Stock Selector Small Cap	446,989	-
Institutional Class	13,943	-
Total	$ 462,409	$ -

11. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended April 30, 2013	Year ended October 31, 2012	Six months ended April 30, 2013	Year ended October 31, 2012
Class A
Shares sold	66,863	67,380	$ 1,412,360	$ 1,259,708
Reinvestment of distributions	456	-	8,874	-
Shares redeemed	(31,521)	(98,140)	(653,253)	(1,883,409)
Net increase (decrease)	35,798	(30,760)	$ 767,981	$ (623,701)
Class T
Shares sold	9,131	21,703	$ 191,484	$ 403,605
Shares redeemed	(12,424)	(52,662)	(250,322)	(988,816)
Net increase (decrease)	(3,293)	(30,959)	$ (58,838)	$ (585,211)
Class B
Shares sold	73	475	$ 1,496	$ 8,561
Shares redeemed	(389)	(2,588)	(8,161)	(48,635)
Net increase (decrease)	(316)	(2,113)	$ (6,665)	$ (40,074)
Class C
Shares sold	35,021	22,125	$ 680,338	$ 401,995
Shares redeemed	(18,553)	(20,647)	(371,426)	(381,653)
Net increase (decrease)	16,468	1,478	$ 308,912	$ 20,342
Stock Selector Small Cap
Shares sold	3,229,189	9,673,161	$ 68,265,824	$ 183,426,126
Reinvestment of distributions	341,495	-	6,696,448	-
Shares redeemed	(10,305,997)	(37,048,256)	(213,134,056)	(710,455,997)
Net increase (decrease)	(6,735,313)	(27,375,095)	$ (138,171,784)	$ (527,029,871)
Institutional Class
Shares sold	94,910	2,802,215	$ 1,994,681	$ 52,718,967
Reinvestment of distributions	14,320	-	281,150	-
Shares redeemed	(237,207)	(1,350,009)	(4,996,490)	(27,142,424)
Net increase (decrease)	(127,977)	1,452,206	$ (2,720,659)	$ 25,576,543

Semiannual Report

12. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Brown Brothers Harriman & Co.

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

ASCSI-USAN-0613
1.843146.105

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Capital Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Capital Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Capital Trust

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 21, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 21, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 21, 2013